Everlake Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2024 and for
the years ended December 31, 2024 and 2023 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit and Risk Committee of the Board of Directors of
Everlake US Holdings Company and the Contractholders of
Everlake Financial Advisors Separate Account I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I (the "Account") listed in Appendix A, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2025

We have served as the auditor of Everlake Life Insurance Company (the sponsor company) since 2001.

Everlake Financial Advisors Separate Account I     APPENDIX A

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Discovery Value Portfolio - Class B	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Alliance Bernstein VPS International Value Portfolio - Class B	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Alliance Bernstein VPS Relative Value Portfolio - Class B	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Academic Strategies Asset Allocation Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Advanced Strategies Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Balanced Asset Allocation Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Bond Portfolio 2023^^	—	—	For the Year Ended December 31, 2023	Four Years Ended December 31, 2023
AST Bond Portfolio 2024^	—	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Bond Portfolio 2025	December 31, 2024	December 31, 2024	For the Year Ended December 31, 2024	For the Year Ended December 31, 2024
AST Bond Portfolio 2026	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Bond Portfolio 2027	December 31, 2024	December 31, 2024	For the Year Ended December 31, 2024	For the Year Ended December 31, 2024
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Bond Portfolio 2030	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Bond Portfolio 2031	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	For the Period January 2, 2020* to December 31, 2020 and for Four Years Ended December 31, 2024
AST Bond Portfolio 2032	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	For the Period January 4, 2021* to December 31, 2021 and for Three Years Ended December 31, 2024
AST Bond Portfolio 2033**	—	—	—	—
AST Bond Portfolio 2034!	—	December 31, 2024	For the Year Ended December 31, 2024	For the Year Ended December 31, 2024
AST Bond Portfolio 2035@	—	—	—	—
AST Capital Growth Asset Allocation Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST ClearBridge Dividend Growth Portfolio**	—	—	—	—
AST Cohen & Steers Realty Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Core Fixed Income Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Emerging Markets Equity Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Global Bond Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	For the Period November 13, 2020* to December 31, 2020 and for Four Years Ended December 31, 2024
AST Government Money Market Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST High Yield Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST International Equity Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Investment Grade Bond Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST J.P. Morgan Conservative Multi-Asset Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST J.P. Morgan Moderate Multi-Asset Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Large-Cap Core Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Four Years Ended December 31, 2024
AST Large-Cap Growth Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Large-Cap Value Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST MFS Global Equity Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Mid-Cap Growth Portfolio	—	For the Period January 1, 2024 to December 13, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to December 13, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 13, 2024#
AST Mid-Cap Value Portfolio	—	For the Period January 1, 2024 to December 13, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to December 13, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 13, 2024#
AST Preservation Asset Allocation Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Prudential Growth Allocation Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
AST Quantitative Modeling Portfolio**	—	—	—	—
AST Small-Cap Equity Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST Small-Cap Value Portfolio	—	For the Period January 1, 2024 to December 13, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to December 13, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 13, 2024#
AST T. Rowe Price Asset Allocation Portfolio	—	For the Period January 1, 2024 to December 6, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#
AST T. Rowe Price Natural Resources Portfolio!	—	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
BNY Mellon Stock Index Fund, Inc.	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.**	—	—	—	—
BNY Mellon VIF Government Money Market Portfolio	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Capital Growth VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Core Equity VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS CROCI® International VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Global Income Builder VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Global Small Cap VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Government Money Market VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
DWS Small Mid Cap Growth VIP - Class A	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Federated Hermes Government Money Fund II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Asset Manager Growth Portfolio - Service Class 2**	—	—	—	—
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Government Money Market Portfolio - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Government Money Market Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Growth & Income Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Growth Portfolio - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Growth Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP High Income Portfolio - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP High Income Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Index 500 Portfolio - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Index 500 Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Mid Cap Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Overseas Portfolio - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Fidelity® VIP Overseas Portfolio - Service Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Franklin DynaTech VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Franklin Growth and Income VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Franklin Income VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Franklin Large Cap Growth VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Franklin Mutual Global Discovery VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Franklin Mutual Shares VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Franklin Small Cap Value VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Franklin U.S. Government Securities VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Goldman Sachs VIT International Equity Insights Fund - Institutional Class**	—	—	—	—
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund - Institutional Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Fund - Series II**	—	—	—	—
Invesco V.I. American Franchise Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. American Franchise Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. American Value Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. American Value Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Capital Appreciation Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Capital Appreciation Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Comstock Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Comstock Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Conservative Balanced Fund - Series I	—	For the Period January 1, 2024 to April 26, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to April 26, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to April 26, 2024#
Invesco V.I. Conservative Balanced Fund - Series II	—	For the Period January 1, 2024 to April 26, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to April 26, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to April 26, 2024#
Invesco V.I. Core Equity Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Core Equity Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Core Plus Bond Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Core Plus Bond Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Diversified Dividend Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Diversified Dividend Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	For the Period April 29, 2022* to December 31, 2022 and for Two Years Ended December 31, 2024
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	For the Period April 29, 2022* to December 31, 2022 and for Two Years Ended December 31, 2024
Invesco V.I. Equity and Income Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Equity and Income Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. EQV International Equity Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. EQV International Equity Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Global Core Equity Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Global Core Equity Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Global Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Global Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Global Strategic Income Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Global Strategic Income Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Government Money Market Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Government Money Market Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Government Securities Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Government Securities Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Growth and Income Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. High Yield Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. High Yield Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Main Street Fund® - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Main Street Fund® - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Main Street Mid Cap Fund® - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Main Street Mid Cap Fund® - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund® - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund® - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Technology Fund - Series I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Invesco V.I. Technology Fund - Series II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Janus Henderson VIT Forty Portfolio - Institutional Shares	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Janus Henderson VIT Global Research Portfolio - Service Shares**	—	—	—	—
Janus Henderson VIT Overseas Portfolio - Service Shares**	—	—	—	—
Lazard Retirement Series Emerging Markets Equity Portfolio - Service Shares	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Lord Abbett Bond Debenture Portfolio - Class VC	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Lord Abbett Fundamental Equity Portfolio - Class VC	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Lord Abbett Growth and Income Portfolio - Class VC	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Lord Abbett Growth Opportunities Portfolio - Class VC	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Lord Abbett Mid-Cap Stock Portfolio - Class VC	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
LVIP American Century Balanced Fund - Standard Class II**	—	—	—	—
LVIP American Century International Fund - Standard Class II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Growth Series - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Growth Series - Service Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Investors Trust Series - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Investors Trust Series - Service Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT New Discovery Series - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT New Discovery Series - Service Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Research Series - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Research Series - Service Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Total Return Bond Series - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Utilities Series - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT Utilities Series - Service Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
MFS® VIT II High Yield Portfolio - Initial Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF Discovery Portfolio - Class I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF Discovery Portfolio - Class II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	—	For the Period January 1, 2024 to December 6, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	—	For the Period January 1, 2024 to December 6, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#
Morgan Stanley VIF Global Strategist Portfolio - Class I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF Global Strategist Portfolio - Class II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF Growth Portfolio - Class I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF Growth Portfolio - Class II	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Morgan Stanley VIF U.S. Real Estate Portfolio - Class I	—	For the Period January 1, 2024 to December 6, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II	—	For the Period January 1, 2024 to December 6, 2024#	For the Year Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#	For Four Years Ended December 31, 2023 and for the Period January 1, 2024 to December 6, 2024#
Neuberger Berman AMT Mid Cap Growth Portfolio - Class I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Neuberger Berman AMT Sustainable Equity Portfolio - Class I	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO VIT Real Return Portfolio - Advisor Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO VIT Total Return Portfolio - Institutional Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
PIMCO VIT Total Return Portfolio - Advisor Class	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
ProFund VP Communication Services**	—	—	—	—
ProFund VP Consumer Discretionary**	—	—	—	—
ProFund VP Consumer Staples**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Core Equity Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Diversified Income Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Emerging Markets Equity Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Focused International Equity Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT George Putnam Balanced Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Global Asset Allocation Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Global Health Care Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Government Money Market Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT High Yield Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Income Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT International Equity Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT International Value Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Large Cap Growth Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Large Cap Value Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statements of Net Assets	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Putnam VT Mortgage Securities Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Research Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Small Cap Growth Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Small Cap Value Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Sustainable Future Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Putnam VT Sustainable Leaders Fund - Class IB	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Rydex VT NASDAQ-100® Fund**	—	—	—	—
Templeton Developing Markets VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Templeton Foreign VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Templeton Global Bond VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024
Templeton Growth VIP Fund - Class 2	December 31, 2024	December 31, 2024	Two Years Ended December 31, 2024	Five Years Ended December 31, 2024

* date represents commencement of operations

# represents the date the sub-account ceased operations

! sub-account was available, but had no net assets as of December 31, 2024

^ sub-account ceased operations on December 31, 2024, and did not have net assets at December 31, 2024

** sub-account was available but did not have assets at December 31, 2024 and did not have any activity for the year ended December 31, 2024

^^ sub-account ceased operations on January 2, 2024, and did not have net assets at December 31, 2024 and did not have any activity for the period ended December 31, 2024

@ sub-account commenced operations on January 2, 2024, and did not have net assets at December 31, 2024 and did not have any activity for the period ended December 31, 2024

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

					AST
	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Academic
	VPS Discovery	VPS International	VPS Large Cap	VPS Relative	Strategies
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	Value Portfolio -	Asset Allocation
	Class B	Class B	Class B	Class B	Portfolio
ASSETS
Investments, at fair value	$4,858,662	$3,130,688	$30,778,124	$30,366,920	$814,089
Total assets	$4,858,662	$3,130,688	$30,778,124	$30,366,920	$814,089
NET ASSETS
Accumulation units	$4,818,133	$3,104,927	$30,670,677	$29,988,059	$814,089
Contracts in payout (annuitization) period	40,529	25,761	107,447	378,861	—
Total net assets	$4,858,662	$3,130,688	$30,778,124	$30,366,920	$814,089
FUND SHARE INFORMATION
Number of shares	269,626	207,881	386,078	983,703	41,942
Cost of investments	$4,597,063	$3,051,312	$21,281,722	$25,403,610	$580,913
UNIT VALUE (1)
Lowest	$44.03	$9.51	$33.77	$30.31	$11.76
Highest	$58.60	$12.33	$83.84	$52.65	$19.06

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

					AST
	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Academic
	VPS Discovery	VPS International	VPS Large Cap	VPS Relative	Strategies
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	Value Portfolio -	Asset Allocation
	Class B	Class B	Class B	Class B	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$32,378	$73,765	$—	$392,842	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(80,688)	(50,422)	(491,396)	(506,977)	(13,870)
Administrative expense	(9,732)	(6,190)	(38,711)	(35,429)	(1,326)
Net investment income (loss)	(58,042)	17,153	(530,107)	(149,564)	(15,196)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	857,422	524,621	5,880,972	5,125,416	163,890
Cost of investments sold	812,420	494,325	4,263,676	4,295,888	131,047
Realized gains (losses) on fund shares	45,002	30,296	1,617,296	829,528	32,843
Realized gain distributions	255,146	—	1,373,821	1,105,371	—
Net realized gains (losses)	300,148	30,296	2,991,117	1,934,899	32,843
Change in unrealized gains (losses)	144,180	59,452	3,852,753	1,498,474	34,015
Net realized and change in
unrealized gains (losses) on investments	444,328	89,748	6,843,870	3,433,373	66,858
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$386,286	$106,901	$6,313,763	$3,283,809	$51,662
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

		AST
	AST	Balanced
	Advanced	Asset	AST	AST	AST
	Strategies	Allocation	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Portfolio	Portfolio	2024	2025	2026
ASSETS
Investments, at fair value	$1,064,387	$6,895,512	$—	$256,899	$169,736
Total assets	$1,064,387	$6,895,512	$—	$256,899	$169,736
NET ASSETS
Accumulation units	$1,064,387	$6,895,512	$—	$256,899	$169,736
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$1,064,387	$6,895,512	$—	$256,899	$169,736
FUND SHARE INFORMATION
Number of shares	36,868	246,093	—	17,656	13,993
Cost of investments	$526,519	$5,034,117	$—	$254,006	$148,812
UNIT VALUE (1)
Lowest	$18.32	$17.46	$—	$10.56	$9.07
Highest	$28.75	$26.88	$—	$12.35	$10.45

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		AST
	AST	Balanced
	Advanced	Asset	AST	AST	AST
	Strategies	Allocation	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Portfolio	Portfolio	2024	2025	2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(16,037)	(57,743)	(3,716)	(1,279)	(2,258)
Administrative expense	(1,694)	(6,853)	(344)	(118)	(253)
Net investment income (loss)	(17,731)	(64,596)	(4,060)	(1,397)	(2,511)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	191,216	1,300,649	552,605	365,354	7,769
Cost of investments sold	91,633	658,904	517,779	363,712	7,001
Realized gains (losses) on fund shares	99,583	641,745	34,826	1,642	768
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	99,583	641,745	34,826	1,642	768
Change in unrealized gains (losses)	18,241	(242,903)	(23,668)	2,893	6,728
Net realized and change in
unrealized gains (losses) on investments	117,824	398,842	11,158	4,535	7,496
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$100,093	$334,246	$7,098	$3,138	$4,985
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2027	2030	2031	2032	2034
ASSETS
Investments, at fair value	$52,607	$16,132	$142,388	$22,565	$—
Total assets	$52,607	$16,132	$142,388	$22,565	$—
NET ASSETS
Accumulation units	$52,607	$16,132	$142,388	$22,565	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$52,607	$16,132	$142,388	$22,565	$—
FUND SHARE INFORMATION
Number of shares	4,567	1,457	15,393	2,856	—
Cost of investments	$50,688	$17,164	$160,423	$26,074	$—
UNIT VALUE (1)
Lowest	$8.86	$9.30	$8.00	$7.03	$—
Highest	$10.07	$10.12	$8.59	$7.44	$—

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2027	2030	2031	2032	2034
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(633)	(303)	(1,932)	(307)	(625)
Administrative expense	(71)	(34)	(216)	(34)	(60)
Net investment income (loss)	(704)	(337)	(2,148)	(341)	(685)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	704	21,450	2,148	377	292,769
Cost of investments sold	693	22,355	2,424	436	293,450
Realized gains (losses) on fund shares	11	(905)	(276)	(59)	(681)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	11	(905)	(276)	(59)	(681)
Change in unrealized gains (losses)	1,918	992	585	(86)	—
Net realized and change in
unrealized gains (losses) on investments	1,929	87	309	(145)	(681)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,225	$(250)	$(1,839)	$(486)	$(1,366)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	AST
	Capital Growth	AST	AST	AST	AST
	Asset	Cohen & Steers	Core	Emerging	Global
	Allocation	Realty	Fixed Income	Markets Equity	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at fair value	$1,962,197	$1,315	$119,207	$3,101	$6,095
Total assets	$1,962,197	$1,315	$119,207	$3,101	$6,095
NET ASSETS
Accumulation units	$1,962,197	$1,315	$119,207	$3,101	$6,095
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$1,962,197	$1,315	$119,207	$3,101	$6,095
FUND SHARE INFORMATION
Number of shares	60,543	73	8,883	328	524
Cost of investments	$982,038	$660	$120,458	$3,040	$6,395
UNIT VALUE (1)
Lowest	$19.35	$19.77	$10.43	$7.38	$8.45
Highest	$32.92	$41.96	$13.77	$13.45	$9.15

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	AST
	Capital Growth	AST	AST	AST	AST
	Asset	Cohen & Steers	Core	Emerging	Global
	Allocation	Realty	Fixed Income	Markets Equity	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(29,677)	(183)	(1,260)	(48)	(85)
Administrative expense	(2,873)	(18)	(182)	(4)	(10)
Net investment income (loss)	(32,550)	(201)	(1,442)	(52)	(95)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	314,821	13,703	20,750	281	4,002
Cost of investments sold	167,484	6,489	21,262	295	4,326
Realized gains (losses) on fund shares	147,337	7,214	(512)	(14)	(324)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	147,337	7,214	(512)	(14)	(324)
Change in unrealized gains (losses)	107,713	(5,549)	2,141	146	474
Net realized and change in
unrealized gains (losses) on investments	255,050	1,665	1,629	132	150
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$222,500	$1,464	$187	$80	$55
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

					AST
	AST		AST	AST	J.P. Morgan
	Government	AST	International	Investment	Conservative
	Money Market	High Yield	Equity	Grade Bond	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at fair value	$206,724	$33,670	$153,831	$2,066,804	$1,492,856
Total assets	$206,724	$33,670	$153,831	$2,066,804	$1,492,856
NET ASSETS
Accumulation units	$206,724	$33,670	$153,831	$2,066,804	$1,492,856
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$206,724	$33,670	$153,831	$2,066,804	$1,492,856
FUND SHARE INFORMATION
Number of shares	206,724	2,576	5,727	233,011	60,488
Cost of investments	$206,724	$20,348	$110,013	$1,962,553	$1,041,977
UNIT VALUE (1)
Lowest	$7.29	$15.42	$12.93	$13.99	$13.01
Highest	$10.13	$21.33	$27.01	$18.38	$18.28

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

					AST
	AST		AST	AST	J.P. Morgan
	Government	AST	International	Investment	Conservative
	Money Market	High Yield	Equity	Grade Bond	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$9,230	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3,579)	(317)	(2,554)	(30,328)	(21,691)
Administrative expense	(299)	(49)	(256)	(3,427)	(2,289)
Net investment income (loss)	5,352	(366)	(2,810)	(33,755)	(23,980)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	500,270	997	16,736	559,863	166,120
Cost of investments sold	500,270	647	11,632	532,845	114,312
Realized gains (losses) on fund shares	—	350	5,104	27,018	51,808
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	—	350	5,104	27,018	51,808
Change in unrealized gains (losses)	—	2,050	3,830	19,617	38,012
Net realized and change in
unrealized gains (losses) on investments	—	2,400	8,934	46,635	89,820
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,352	$2,034	$6,124	$12,880	$65,840

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	AST
	J.P. Morgan	AST	AST	AST	AST
	Moderate	Large-Cap	Large-Cap	Large-Cap	MFS Global
	Multi-Asset	Core	Growth	Value	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at fair value	$97,907	$32,884	$232,551	$188,230	$19,875
Total assets	$97,907	$32,884	$232,551	$188,230	$19,875
NET ASSETS
Accumulation units	$97,907	$32,884	$232,551	$188,230	$19,875
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$97,907	$32,884	$232,551	$188,230	$19,875
FUND SHARE INFORMATION
Number of shares	4,115	844	2,465	3,579	626
Cost of investments	$58,451	$24,579	$141,090	$171,222	$7,059
UNIT VALUE (1)
Lowest	$16.72	$13.07	$51.74	$20.01	$20.65
Highest	$25.95	$34.09	$87.00	$44.76	$35.78

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	AST
	J.P. Morgan	AST	AST	AST	AST
	Moderate	Large-Cap	Large-Cap	Large-Cap	MFS Global
	Multi-Asset	Core	Growth	Value	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,099)	(286)	(2,865)	(2,074)	(177)
Administrative expense	(146)	(47)	(309)	(214)	(30)
Net investment income (loss)	(1,245)	(333)	(3,174)	(2,288)	(207)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,795	1,320	31,328	17,028	1,257
Cost of investments sold	2,644	1,070	17,996	14,128	448
Realized gains (losses) on fund shares	1,151	250	13,332	2,900	809
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	1,151	250	13,332	2,900	809
Change in unrealized gains (losses)	7,733	6,314	38,319	8,815	286
Net realized and change in
unrealized gains (losses) on investments	8,884	6,564	51,651	11,715	1,095
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,639	$6,231	$48,477	$9,427	$888
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

			AST	AST
	AST	AST	Preservation	Prudential	AST
	Mid-Cap	Mid-Cap	Asset	Growth	Small-Cap
	Growth	Value	Allocation	Allocation	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at fair value	$—	$—	$2,473,581	$5,868,653	$52,032
Total assets	$—	$—	$2,473,581	$5,868,653	$52,032
NET ASSETS
Accumulation units	$—	$—	$2,473,581	$5,868,653	$52,032
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$—	$2,473,581	$5,868,653	$52,032
FUND SHARE INFORMATION
Number of shares	—	—	116,240	237,117	649
Cost of investments	$—	$—	$1,470,428	$3,796,833	$50,373
UNIT VALUE (1)
Lowest	$—	$—	$14.09	$15.37	$29.38
Highest	$—	$—	$18.92	$27.79	$52.73

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			AST	AST
	AST	AST	Preservation	Prudential	AST
	Mid-Cap	Mid-Cap	Asset	Growth	Small-Cap
	Growth	Value	Allocation	Allocation	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(529)	(843)	(37,611)	(79,235)	(255)
Administrative expense	(61)	(98)	(3,932)	(8,846)	(36)
Net investment income (loss)	(590)	(941)	(41,543)	(88,081)	(291)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	48,368	75,113	339,642	844,408	8,212
Cost of investments sold	18,041	39,366	209,347	563,896	6,364
Realized gains (losses) on fund shares	30,327	35,747	130,295	280,512	1,848
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	30,327	35,747	130,295	280,512	1,848
Change in unrealized gains (losses)	(23,365)	(25,321)	67,731	467,277	(248)
Net realized and change in
unrealized gains (losses) on investments	6,962	10,426	198,026	747,789	1,600
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,372	$9,485	$156,483	$659,708	$1,309
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

		AST	AST
	AST	T. Rowe Price	T. Rowe Price		BNY Mellon VIF
	Small-Cap	Asset	Natural	BNY Mellon	Government
	Value	Allocation	Resources	Stock Index	Money Market
	Portfolio	Portfolio	Portfolio	Fund, Inc.	Portfolio
ASSETS
Investments, at fair value	$—	$—	$—	$362,151	$231,696
Total assets	$—	$—	$—	$362,151	$231,696
NET ASSETS
Accumulation units	$—	$—	$—	$362,151	$231,696
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$—	$—	$362,151	$231,696
FUND SHARE INFORMATION
Number of shares	—	—	—	4,541	231,696
Cost of investments	$—	$—	$—	$194,508	$231,696
UNIT VALUE (1)
Lowest	$—	$—	$—	$39.34	$8.51
Highest	$—	$—	$—	$65.44	$11.78

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		AST	AST
	AST	T. Rowe Price	T. Rowe Price		BNY Mellon VIF
	Small-Cap	Asset	Natural	BNY Mellon	Government
	Value	Allocation	Resources	Stock Index	Money Market
	Portfolio	Portfolio	Portfolio	Fund, Inc.	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$3,948	$10,604
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(458)	(40,161)	(64)	(4,467)	(3,105)
Administrative expense	(62)	(4,349)	(6)	(339)	(229)
Net investment income (loss)	(520)	(44,510)	(70)	(858)	7,270
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	48,351	3,592,055	5,155	9,114	9,112
Cost of investments sold	13,159	2,176,665	4,975	5,003	9,112
Realized gains (losses) on fund shares	35,192	1,415,390	180	4,111	—
Realized gain distributions	—	—	—	20,675	—
Net realized gains (losses)	35,192	1,415,390	180	24,786	—
Change in unrealized gains (losses)	(29,240)	(984,852)	411	44,394	—
Net realized and change in
unrealized gains (losses) on investments	5,952	430,538	591	69,180	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,432	$386,028	$521	$68,322	$7,270
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	BNY Mellon VIF,	DWS		DWS	DWS
	Growth and	Capital Growth	DWS	CROCI®	Global Income
	Income Portfolio -	VIP -	Core Equity VIP -	International VIP -	Builder VIP -
	Initial Shares	Class A	Class A	Class A	Class A
ASSETS
Investments, at fair value	$53,012	$1,352,089	$643,365	$120,596	$442,387
Total assets	$53,012	$1,352,089	$643,365	$120,596	$442,387
NET ASSETS
Accumulation units	$53,012	$1,103,943	$643,365	$120,596	$431,445
Contracts in payout (annuitization) period	—	248,146	—	—	10,942
Total net assets	$53,012	$1,352,089	$643,365	$120,596	$442,387
FUND SHARE INFORMATION
Number of shares	1,414	30,750	46,790	16,297	18,706
Cost of investments	$38,977	$911,717	$509,370	$140,837	$420,601
UNIT VALUE (1)
Lowest	$41.60	$73.92	$53.07	$15.44	$24.74
Highest	$61.72	$75.88	$54.48	$15.85	$25.24

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	BNY Mellon VIF,	DWS		DWS	DWS
	Growth and	Capital Growth	DWS	CROCI®	Global Income
	Income Portfolio -	VIP -	Core Equity VIP -	International VIP -	Builder VIP -
	Initial Shares	Class A	Class A	Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$281	$2,581	$5,540	$4,688	$17,197
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(721)	(5,482)	(2,709)	(574)	(1,974)
Administrative expense	(52)	(4,008)	(1,972)	(410)	(1,434)
Net investment income (loss)	(492)	(6,909)	859	3,704	13,789
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,991	256,909	99,083	25,028	89,712
Cost of investments sold	5,429	183,553	79,372	28,307	85,526
Realized gains (losses) on fund shares	1,562	73,356	19,711	(3,279)	4,186
Realized gain distributions	2,668	104,100	34,991	—	—
Net realized gains (losses)	4,230	177,456	54,702	(3,279)	4,186
Change in unrealized gains (losses)	6,178	133,045	59,779	2,849	21,913
Net realized and change in
unrealized gains (losses) on investments	10,408	310,501	114,481	(430)	26,099
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,916	$303,592	$115,340	$3,274	$39,888
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

				Federated
	DWS	DWS	DWS	Hermes	Fidelity® VIP
	Global	Government	Small Mid Cap	Government	Contrafund℠
	Small Cap VIP -	Money Market	Growth VIP -	Money	Portfolio -
	Class A	VIP - Class A	Class A	Fund II	Initial Class
ASSETS
Investments, at fair value	$413,437	$458,402	$254,464	$1,374,255	$3,984,974
Total assets	$413,437	$458,402	$254,464	$1,374,255	$3,984,974
NET ASSETS
Accumulation units	$339,652	$448,407	$226,354	$1,334,462	$3,776,039
Contracts in payout (annuitization) period	73,785	9,995	28,110	39,793	208,935
Total net assets	$413,437	$458,402	$254,464	$1,374,255	$3,984,974
FUND SHARE INFORMATION
Number of shares	39,677	458,402	17,832	1,374,255	68,778
Cost of investments	$453,974	$458,402	$272,792	$1,374,255	$2,586,828
UNIT VALUE (1)
Lowest	$49.54	$10.91	$31.58	$8.49	$61.59
Highest	$50.85	$11.11	$32.21	$12.37	$115.00

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

				Federated
	DWS	DWS	DWS	Hermes	Fidelity® VIP
	Global	Government	Small Mid Cap	Government	Contrafund℠
	Small Cap VIP -	Money Market	Growth VIP -	Money	Portfolio -
	Class A	VIP - Class A	Class A	Fund II	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$6,105	$23,256	$—	$63,759	$7,138
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,837)	(1,971)	(1,133)	(18,003)	(48,269)
Administrative expense	(1,317)	(1,461)	(818)	(1,403)	(3,930)
Net investment income (loss)	2,951	19,824	(1,951)	44,353	(45,061)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	64,489	199,837	32,317	135,676	798,857
Cost of investments sold	70,284	199,837	34,385	135,676	503,929
Realized gains (losses) on fund shares	(5,795)	—	(2,068)	—	294,928
Realized gain distributions	18,449	—	2,531	—	451,165
Net realized gains (losses)	12,654	—	463	—	746,093
Change in unrealized gains (losses)	6,906	—	13,938	—	357,501
Net realized and change in
unrealized gains (losses) on investments	19,560	—	14,401	—	1,103,594
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$22,511	$19,824	$12,450	$44,353	$1,058,533
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Contrafund℠	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$24,247,356	$354,826	$436,325	$1,877,596	$1,392,726
Total assets	$24,247,356	$354,826	$436,325	$1,877,596	$1,392,726
NET ASSETS
Accumulation units	$23,777,793	$354,826	$432,617	$1,781,799	$1,392,726
Contracts in payout (annuitization) period	469,563	—	3,708	95,797	—
Total net assets	$24,247,356	$354,826	$436,325	$1,877,596	$1,392,726
FUND SHARE INFORMATION
Number of shares	436,889	13,344	17,111	164,846	110,622
Cost of investments	$16,199,389	$304,841	$379,458	$1,958,906	$1,358,127
UNIT VALUE (1)
Lowest	$38.39	$35.65	$30.7	$14.50	$16.39
Highest	$85.04	$46.50	$41.25	$18.91	$21.37

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Contrafund℠	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$7,964	$6,464	$6,929	$63,734	$38,152
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(342,111)	(5,314)	(6,504)	(30,917)	(23,998)
Administrative expense	(45,140)	(390)	(443)	(3,631)	(3,092)
Net investment income (loss)	(379,287)	760	(18)	29,186	11,062
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,296,991	83,556	43,438	135,488	354,830
Cost of investments sold	2,656,524	67,152	35,145	138,884	341,408
Realized gains (losses) on fund shares	1,640,467	16,404	8,293	(3,396)	13,422
Realized gain distributions	2,841,878	21,253	26,003	1,603	45,872
Net realized gains (losses)	4,482,345	37,657	34,296	(1,793)	59,294
Change in unrealized gains (losses)	2,203,385	12,675	20,392	33,134	25,850
Net realized and change in
unrealized gains (losses) on investments	6,685,730	50,332	54,688	31,341	85,144
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,306,443	$51,092	$54,670	$60,527	$96,206
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Portfolio℠ -	Portfolio℠ -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$633,066	$377,899	$58,947,475	$74,853,280	$3,191,021
Total assets	$633,066	$377,899	$58,947,475	$74,853,280	$3,191,021
NET ASSETS
Accumulation units	$633,066	$377,899	$57,469,307	$74,314,761	$3,173,629
Contracts in payout (annuitization) period	—	—	1,478,168	538,519	17,392
Total net assets	$633,066	$377,899	$58,947,475	$74,853,280	$3,191,021
FUND SHARE INFORMATION
Number of shares	38,910	34,417	58,947,475	74,853,280	108,428
Cost of investments	$544,237	$379,790	$58,947,475	$74,853,281	$2,153,386
UNIT VALUE (1)
Lowest	$18.73	$11.77	$9.82	$7.93	$36.10
Highest	$24.42	$15.35	$11.04	$10.27	$46.80

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Portfolio℠ -	Portfolio℠ -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$13,208	$13,073	$2,112,997	$3,042,441	$39,230
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(10,658)	(6,293)	(562,434)	(1,032,263)	(47,225)
Administrative expense	(1,309)	(765)	(40,944)	(94,133)	(5,831)
Net investment income (loss)	1,241	6,015	1,509,619	1,916,045	(13,826)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	148,588	104,698	9,213,855	14,250,246	592,718
Cost of investments sold	132,687	102,453	9,213,855	14,250,246	373,164
Realized gains (losses) on fund shares	15,901	2,245	—	—	219,554
Realized gain distributions	1,375	234	—	—	212,387
Net realized gains (losses)	17,276	2,479	—	—	431,941
Change in unrealized gains (losses)	31,328	1,937	—	—	121,884
Net realized and change in
unrealized gains (losses) on investments	48,604	4,416	—	—	553,825
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$49,845	$10,431	$1,509,619	$1,916,045	$539,999
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Fidelity® VIP
	Growth	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Opportunities	Growth	Growth	High Income	High Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$2,438,656	$3,525,055	$183,561	$132,322	$911,903
Total assets	$2,438,656	$3,525,055	$183,561	$132,322	$911,903
NET ASSETS
Accumulation units	$2,438,656	$3,476,347	$183,561	$131,169	$901,631
Contracts in payout (annuitization) period	—	48,708	—	1,153	10,272
Total net assets	$2,438,656	$3,525,055	$183,561	$132,322	$911,903
FUND SHARE INFORMATION
Number of shares	30,350	36,363	1,979	28,034	204,005
Cost of investments	$1,667,616	$2,727,516	$133,074	$150,377	$1,042,416
UNIT VALUE (1)
Lowest	$64.62	$43.71	$50.08	$18.33	$16.26
Highest	$84.26	$98.28	$77.11	$22.86	$27.26

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Fidelity® VIP
	Growth	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Opportunities	Growth	Growth	High Income	High Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$29	$—	$8,172	$55,645
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(27,447)	(42,497)	(2,887)	(1,660)	(14,216)
Administrative expense	(3,816)	(3,405)	(193)	(134)	(1,688)
Net investment income (loss)	(31,263)	(45,873)	(3,080)	6,378	39,741
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	390,110	357,257	54,181	26,919	141,162
Cost of investments sold	263,131	220,876	30,671	30,459	159,818
Realized gains (losses) on fund shares	126,979	136,381	23,510	(3,540)	(18,656)
Realized gain distributions	—	740,805	39,890	—	—
Net realized gains (losses)	126,979	877,186	63,400	(3,540)	(18,656)
Change in unrealized gains (losses)	498,315	(2,430)	(12,252)	6,896	39,747
Net realized and change in
unrealized gains (losses) on investments	625,294	874,756	51,148	3,356	21,091
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$594,031	$828,883	$48,068	$9,734	$60,832
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Investment	Fidelity® VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$3,036,357	$3,974,799	$373,153	$752	$5,402,238
Total assets	$3,036,357	$3,974,799	$373,153	$752	$5,402,238
NET ASSETS
Accumulation units	$2,932,689	$3,967,189	$373,153	$752	$5,360,807
Contracts in payout (annuitization) period	103,668	7,610	—	—	41,431
Total net assets	$3,036,357	$3,974,799	$373,153	$752	$5,402,238
FUND SHARE INFORMATION
Number of shares	5,331	7,082	33,985	71	152,262
Cost of investments	$1,091,843	$1,720,764	$427,591	$875	$5,079,813
UNIT VALUE (1)
Lowest	$40.79	$36.70	$18.70	$15.47	$26.05
Highest	$50.88	$61.11	$20.70	$15.47	$46.20

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Investment	Fidelity® VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$36,923	$41,259	$13,722	$25	$18,483
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(36,755)	(60,840)	(5,162)	(10)	(81,659)
Administrative expense	(2,932)	(7,564)	(447)	(1)	(10,507)
Net investment income (loss)	(2,764)	(27,145)	8,113	14	(73,683)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	349,212	809,775	107,680	13	742,787
Cost of investments sold	138,449	384,199	120,340	16	646,607
Realized gains (losses) on fund shares	210,763	425,576	(12,660)	(3)	96,180
Realized gain distributions	1,751	2,367	—	—	720,818
Net realized gains (losses)	212,514	427,943	(12,660)	(3)	816,998
Change in unrealized gains (losses)	387,863	420,338	7,469	(13)	31,238
Net realized and change in
unrealized gains (losses) on investments	600,377	848,281	(5,191)	(16)	848,236
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$597,613	$821,136	$2,922	$(2)	$774,553
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Fidelity® VIP	Fidelity® VIP		Franklin
	Overseas	Overseas	Franklin	Growth	Franklin
	Portfolio -	Portfolio -	DynaTech	and Income	Income
	Initial Class	Service Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$347,466	$259	$943,151	$11,375,637	$38,378,702
Total assets	$347,466	$259	$943,151	$11,375,637	$38,378,702
NET ASSETS
Accumulation units	$347,466	$259	$923,998	$11,270,506	$38,141,727
Contracts in payout (annuitization) period	—	—	19,153	105,131	236,975
Total net assets	$347,466	$259	$943,151	$11,375,637	$38,378,702
FUND SHARE INFORMATION
Number of shares	13,642	10	169,327	1,595,461	2,672,612
Cost of investments	$283,703	$201	$899,577	$13,808,717	$39,772,982
UNIT VALUE (1)
Lowest	$17.12	$18.81	$40.53	$36.53	$19.93
Highest	$23.16	$29.31	$52.55	$50.04	$26.83

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Fidelity® VIP	Fidelity® VIP		Franklin
	Overseas	Overseas	Franklin	Growth	Franklin
	Portfolio -	Portfolio -	DynaTech	and Income	Income
	Initial Class	Service Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$6,118	$4	$—	$269,559	$2,074,994
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(4,758)	(4)	(13,892)	(171,497)	(581,134)
Administrative expense	(386)	—	(1,761)	(22,659)	(59,365)
Net investment income (loss)	974	—	(15,653)	75,403	1,434,495
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	70,767	5	225,340	2,747,396	6,369,756
Cost of investments sold	52,935	4	232,847	3,486,273	6,610,187
Realized gains (losses) on fund shares	17,832	1	(7,507)	(738,877)	(240,431)
Realized gain distributions	16,848	12	—	229,492	170,006
Net realized gains (losses)	34,680	13	(7,507)	(509,385)	(70,425)
Change in unrealized gains (losses)	(20,727)	(7)	251,065	2,215,035	786,408
Net realized and change in
unrealized gains (losses) on investments	13,953	6	243,558	1,705,650	715,983
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,927	$6	$227,905	$1,781,053	$2,150,478
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$9,358,058	$4,197,589	$22,648,664	$12,444,094	$801,606
Total assets	$9,358,058	$4,197,589	$22,648,664	$12,444,094	$801,606
NET ASSETS
Accumulation units	$8,916,712	$4,096,698	$22,376,151	$12,339,476	$801,606
Contracts in payout (annuitization) period	441,346	100,891	272,513	104,618	—
Total net assets	$9,358,058	$4,197,589	$22,648,664	$12,444,094	$801,606
FUND SHARE INFORMATION
Number of shares	450,774	239,315	1,381,859	869,001	54,199
Cost of investments	$8,244,025	$4,437,245	$22,951,468	$12,557,525	$846,496
UNIT VALUE (1)
Lowest	$36.41	$19.44	$21.06	$33.20	$25.84
Highest	$48.55	$31.81	$46.55	$65.15	$75.03

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$76,943	$459,387	$118,706	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(138,269)	(64,560)	(348,686)	(181,150)	(11,719)
Administrative expense	(19,306)	(8,453)	(39,147)	(21,449)	(1,488)
Net investment income (loss)	(157,575)	3,930	71,554	(83,893)	(13,207)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,603,695	476,081	3,881,201	2,184,113	125,336
Cost of investments sold	3,154,727	475,097	3,931,079	2,276,787	135,942
Realized gains (losses) on fund shares	448,968	984	(49,878)	(92,674)	(10,606)
Realized gain distributions	1,082,940	323,318	477,724	293,401	—
Net realized gains (losses)	1,531,908	324,302	427,846	200,727	(10,606)
Change in unrealized gains (losses)	868,902	(193,845)	1,646,259	1,085,897	98,188
Net realized and change in
unrealized gains (losses) on investments	2,400,810	130,457	2,074,105	1,286,624	87,582
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,243,235	$134,387	$2,145,659	$1,202,731	$74,375
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

				Goldman Sachs
		Goldman Sachs	Goldman Sachs	VIT Small Cap	Goldman Sachs
	Franklin	VIT Large	VIT Mid	Equity Insights	VIT Strategic
	U.S. Government	Cap Value Fund -	Cap Value Fund -	Fund -	Growth Fund -
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Fund - Class 2	Class	Class	Class	Class
ASSETS
Investments, at fair value	$3,306,379	$1,107,972	$1,295,933	$2,159,502	$8,363
Total assets	$3,306,379	$1,107,972	$1,295,933	$2,159,502	$8,363
NET ASSETS
Accumulation units	$3,202,784	$1,107,972	$1,291,970	$2,159,502	$8,363
Contracts in payout (annuitization) period	103,595	—	3,963	—	—
Total net assets	$3,306,379	$1,107,972	$1,295,933	$2,159,502	$8,363
FUND SHARE INFORMATION
Number of shares	324,792	128,535	76,819	160,677	543
Cost of investments	$3,743,144	$1,224,821	$1,230,962	$2,031,402	$6,614
UNIT VALUE (1)
Lowest	$8.99	$24.53	$31.17	$27.40	$42.62
Highest	$12.06	$35.62	$85.62	$60.41	$69.79

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

				Goldman Sachs
		Goldman Sachs	Goldman Sachs	VIT Small Cap	Goldman Sachs
	Franklin	VIT Large	VIT Mid	Equity Insights	VIT Strategic
	U.S. Government	Cap Value Fund -	Cap Value Fund -	Fund -	Growth Fund -
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Fund - Class 2	Class	Class	Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$110,598	$15,431	$12,921	$20,547	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(55,170)	(18,274)	(18,326)	(34,425)	(105)
Administrative expense	(6,801)	(2,161)	(2,462)	(4,154)	(7)
Net investment income (loss)	48,627	(5,004)	(7,867)	(18,032)	(112)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	906,902	214,173	111,383	472,501	129
Cost of investments sold	1,045,830	220,545	102,969	430,745	107
Realized gains (losses) on fund shares	(138,928)	(6,372)	8,414	41,756	22
Realized gain distributions	—	133,237	73,873	169,876	612
Net realized gains (losses)	(138,928)	126,865	82,287	211,632	634
Change in unrealized gains (losses)	78,049	37,804	55,392	158,245	1,428
Net realized and change in
unrealized gains (losses) on investments	(60,879)	164,669	137,679	369,877	2,062
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(12,252)	$159,665	$129,812	$351,845	$1,950
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights	American	American	Invesco V.I.	Invesco V.I.
	Fund -	Franchise	Franchise	American Value	American Value
	Institutional	Fund -	Fund -	Fund -	Fund -
	Class	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$1,777,849	$85,053,162	$17,991,178	$32,328,980	$12,324,382
Total assets	$1,777,849	$85,053,162	$17,991,178	$32,328,980	$12,324,382
NET ASSETS
Accumulation units	$1,759,114	$82,546,021	$17,956,614	$31,767,701	$12,255,633
Contracts in payout (annuitization) period	18,735	2,507,141	34,564	561,279	68,749
Total net assets	$1,777,849	$85,053,162	$17,991,178	$32,328,980	$12,324,382
FUND SHARE INFORMATION
Number of shares	82,004	1,069,448	251,273	1,830,633	711,159
Cost of investments	$1,421,552	$55,895,736	$11,869,532	$27,376,304	$10,471,242
UNIT VALUE (1)
Lowest	$36.78	$24.46	$36.80	$14.65	$14.14
Highest	$56.63	$78.59	$73.68	$74.91	$68.58

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights	American	American	Invesco V.I.	Invesco V.I.
	Fund -	Franchise	Franchise	American Value	American Value
	Institutional	Fund -	Fund -	Fund -	Fund -
	Class	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$11,322	$—	$—	$302,274	$92,983
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(28,088)	(1,110,929)	(288,551)	(470,134)	(187,935)
Administrative expense	(3,422)	(81,027)	(24,407)	(33,227)	(23,090)
Net investment income (loss)	(20,188)	(1,191,956)	(312,958)	(201,087)	(118,042)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	525,414	14,020,653	3,040,137	4,445,796	2,803,810
Cost of investments sold	392,383	10,590,678	2,253,844	4,153,600	2,591,974
Realized gains (losses) on fund shares	133,031	3,429,975	786,293	292,196	211,836
Realized gain distributions	244,607	—	—	700,809	278,804
Net realized gains (losses)	377,638	3,429,975	786,293	993,005	490,640
Change in unrealized gains (losses)	65,342	20,310,576	4,293,172	6,731,697	2,622,765
Net realized and change in
unrealized gains (losses) on investments	442,980	23,740,551	5,079,465	7,724,702	3,113,405
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$422,792	$22,548,595	$4,766,507	$7,523,615	$2,995,363
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$3,835,852	$13,252,691	$18,780,480	$48,022,073	$—
Total assets	$3,835,852	$13,252,691	$18,780,480	$48,022,073	$—
NET ASSETS
Accumulation units	$3,710,892	$13,073,050	$18,596,270	$47,820,500	$—
Contracts in payout (annuitization) period	124,960	179,641	184,210	201,573	—
Total net assets	$3,835,852	$13,252,691	$18,780,480	$48,022,073	$—
FUND SHARE INFORMATION
Number of shares	60,742	221,839	906,394	2,330,038	—
Cost of investments	$2,758,966	$9,760,307	$15,345,711	$36,416,873	$—
UNIT VALUE (1)
Lowest	$35.14	$45.74	$37.02	$30.59	$—
Highest	$57.22	$62.24	$56.69	$52.43	$—

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$328,745	$729,710	$16,090
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(47,922)	(186,091)	(258,393)	(796,488)	(2,706)
Administrative expense	(3,825)	(24,495)	(18,977)	(74,152)	(200)
Net investment income (loss)	(51,747)	(210,586)	51,375	(140,930)	13,184
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	772,611	2,560,279	3,516,840	8,853,553	630,563
Cost of investments sold	594,870	2,119,877	2,791,772	6,364,576	583,180
Realized gains (losses) on fund shares	177,741	440,402	725,068	2,488,977	47,383
Realized gain distributions	—	—	1,329,092	3,422,827	—
Net realized gains (losses)	177,741	440,402	2,054,160	5,911,804	47,383
Change in unrealized gains (losses)	930,813	3,260,767	258,749	289,520	(48,064)
Net realized and change in
unrealized gains (losses) on investments	1,108,554	3,701,169	2,312,909	6,201,324	(681)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,056,807	$3,490,583	$2,364,284	$6,060,394	$12,503
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco V.I.
	Conservative			Invesco V.I.	Invesco V.I.
	Balanced	Invesco V.I.	Invesco V.I.	Core Plus	Core Plus
	Fund -	Core Equity Fund -	Core Equity Fund -	Bond Fund -	Bond Fund -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$—	$51,953,992	$695,252	$3,535,371	$4,096,104
Total assets	$—	$51,953,992	$695,252	$3,535,371	$4,096,104
NET ASSETS
Accumulation units	$—	$49,522,404	$691,771	$3,286,233	$4,003,831
Contracts in payout (annuitization) period	—	2,431,588	3,481	249,138	92,273
Total net assets	$—	$51,953,992	$695,252	$3,535,371	$4,096,104
FUND SHARE INFORMATION
Number of shares	—	1,545,330	20,822	620,241	728,844
Cost of investments	$—	$44,352,146	$591,694	$4,042,174	$4,216,465
UNIT VALUE (1)
Lowest	$—	$24.46	$26.57	$12.84	$9.61
Highest	$—	$64.73	$40.94	$17.86	$14.70

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.
	Conservative			Invesco V.I.	Invesco V.I.
	Balanced	Invesco V.I.	Invesco V.I.	Core Plus	Core Plus
	Fund -	Core Equity Fund -	Core Equity Fund -	Bond Fund -	Bond Fund -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$88,265	$348,619	$3,226	$130,650	$151,419
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(17,951)	(676,468)	(11,497)	(47,960)	(61,610)
Administrative expense	(2,328)	(50,959)	(1,124)	(3,667)	(8,624)
Net investment income (loss)	67,986	(378,808)	(9,395)	79,023	81,185
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,918,447	8,339,263	100,400	825,088	1,267,488
Cost of investments sold	3,850,342	7,227,515	88,157	937,324	1,287,188
Realized gains (losses) on fund shares	68,105	1,111,748	12,243	(112,236)	(19,700)
Realized gain distributions	—	4,186,763	55,838	—	—
Net realized gains (losses)	68,105	5,298,511	68,081	(112,236)	(19,700)
Change in unrealized gains (losses)	(63,626)	5,810,012	78,781	87,739	(6,764)
Net realized and change in
unrealized gains (losses) on investments	4,479	11,108,523	146,862	(24,497)	(26,464)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$72,465	$10,729,715	$137,467	$54,526	$54,721

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco V.I.	Invesco V.I.
	Discovery Mid	Discovery Mid	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Cap Growth	Cap Growth	Diversified	Diversified	Equally-Weighted
	Fund -	Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$5,273,667	$9,929,390	$77,486,417	$19,022,465	$25,947,060
Total assets	$5,273,667	$9,929,390	$77,486,417	$19,022,465	$25,947,060
NET ASSETS
Accumulation units	$5,061,361	$9,865,828	$75,973,027	$18,949,673	$25,909,019
Contracts in payout (annuitization) period	212,306	63,562	1,513,390	72,792	38,041
Total net assets	$5,273,667	$9,929,390	$77,486,417	$19,022,465	$25,947,060
FUND SHARE INFORMATION
Number of shares	67,585	148,355	2,994,066	743,065	913,307
Cost of investments	$4,855,883	$9,328,515	$58,393,408	$14,747,478	$25,053,859
UNIT VALUE (1)
Lowest	$15.82	$14.98	$27.64	$24.00	$11.77
Highest	$46.97	$57.70	$114.56	$38.4	$12.21

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.
	Discovery Mid	Discovery Mid	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Cap Growth	Cap Growth	Diversified	Diversified	Equally-Weighted
	Fund -	Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$1,465,559	$315,382	$423,821
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(69,395)	(154,493)	(1,054,809)	(319,528)	(372,421)
Administrative expense	(5,307)	(15,834)	(76,022)	(24,628)	(27,355)
Net investment income (loss)	(74,702)	(170,327)	334,728	(28,774)	24,045
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	871,506	2,177,974	17,154,131	2,697,079	5,478,357
Cost of investments sold	807,040	2,195,892	12,945,558	2,095,194	5,301,417
Realized gains (losses) on fund shares	64,466	(17,918)	4,208,573	601,885	176,940
Realized gain distributions	—	—	3,119,315	768,766	640,862
Net realized gains (losses)	64,466	(17,918)	7,327,888	1,370,651	817,802
Change in unrealized gains (losses)	1,086,206	2,212,221	1,271,544	659,234	2,050,997
Net realized and change in
unrealized gains (losses) on investments	1,150,672	2,194,303	8,599,432	2,029,885	2,868,799
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,075,970	$2,023,976	$8,934,160	$2,001,111	$2,892,844
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Equity	Invesco V.I.	Invesco V.I.
	Equally-Weighted	Equity and Income	and Income	EQV International	EQV International
	S&P 500 Fund -	Fund -	Fund -	Equity Fund -	Equity Fund -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$39,576,112	$18,265,511	$17,925,083	$9,104,257	$834,414
Total assets	$39,576,112	$18,265,511	$17,925,083	$9,104,257	$834,414
NET ASSETS
Accumulation units	$39,217,657	$17,776,659	$17,602,107	$8,728,958	$820,029
Contracts in payout (annuitization) period	358,455	488,852	322,976	375,299	14,385
Total net assets	$39,576,112	$18,265,511	$17,925,083	$9,104,257	$834,414
FUND SHARE INFORMATION
Number of shares	1,453,401	1,046,135	1,034,338	271,607	25,370
Cost of investments	$38,354,822	$17,742,400	$16,729,293	$7,740,508	$803,585
UNIT VALUE (1)
Lowest	$11.52	$10.35	$18.70	$17.98	$11.19
Highest	$11.93	$52.29	$39.10	$36.05	$29.37

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Equity	Invesco V.I.	Invesco V.I.
	Equally-Weighted	Equity and Income	and Income	EQV International	EQV International
	S&P 500 Fund -	Fund -	Fund -	Equity Fund -	Equity Fund -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$576,632	$327,609	$289,930	$170,089	$13,259
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(663,473)	(245,638)	(268,735)	(131,423)	(14,154)
Administrative expense	(52,995)	(17,875)	(28,061)	(10,086)	(1,515)
Net investment income (loss)	(139,836)	64,096	(6,866)	28,580	(2,410)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,994,762	3,566,281	3,423,159	2,020,395	160,241
Cost of investments sold	6,854,424	3,472,323	3,164,957	1,626,348	147,588
Realized gains (losses) on fund shares	140,338	93,958	258,202	394,047	12,653
Realized gain distributions	1,012,944	703,072	708,197	50,565	4,592
Net realized gains (losses)	1,153,282	797,030	966,399	444,612	17,245
Change in unrealized gains (losses)	3,081,948	995,219	690,700	(515,337)	(25,642)
Net realized and change in
unrealized gains (losses) on investments	4,235,230	1,792,249	1,657,099	(70,725)	(8,397)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,095,394	$1,856,345	$1,650,233	$(42,145)	$(10,807)
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco V.I.				Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Invesco V.I.	Global
	Core Equity	Global	Global	Global	Strategic Income
	Fund -	Core Equity Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$15,796,687	$7,190,714	$1,998,016	$5,406,030	$353,440
Total assets	$15,796,687	$7,190,714	$1,998,016	$5,406,030	$353,440
NET ASSETS
Accumulation units	$15,681,993	$7,156,034	$1,996,900	$5,314,922	$352,017
Contracts in payout (annuitization) period	114,694	34,680	1,116	91,108	1,423
Total net assets	$15,796,687	$7,190,714	$1,998,016	$5,406,030	$353,440
FUND SHARE INFORMATION
Number of shares	1,426,982	647,229	49,963	139,835	82,387
Cost of investments	$12,810,357	$5,769,139	$1,700,010	$4,780,855	$405,051
UNIT VALUE (1)
Lowest	$19.36	$18.84	$37.99	$46.28	$3.96
Highest	$49.62	$28.87	$65.26	$63.40	$21.97

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.				Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Invesco V.I.	Global
	Core Equity	Global	Global	Global	Strategic Income
	Fund -	Core Equity Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$177,161	$61,121	$—	$—	$10,843
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(210,755)	(123,049)	(25,649)	(79,068)	(5,066)
Administrative expense	(15,432)	(9,805)	(2,112)	(10,506)	(386)
Net investment income (loss)	(49,026)	(71,733)	(27,761)	(89,574)	5,391
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,688,518	1,839,805	340,265	1,045,807	84,242
Cost of investments sold	1,409,154	1,557,279	275,450	898,135	94,972
Realized gains (losses) on fund shares	279,364	282,526	64,815	147,672	(10,730)
Realized gain distributions	152,646	68,978	115,156	322,624	—
Net realized gains (losses)	432,010	351,504	179,971	470,296	(10,730)
Change in unrealized gains (losses)	1,826,783	754,012	134,822	343,301	11,743
Net realized and change in
unrealized gains (losses) on investments	2,258,793	1,105,516	314,793	813,597	1,013
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,209,767	$1,033,783	$287,032	$724,023	$6,404
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Invesco V.I.	Invesco V.I.
	Strategic Income	Money Market	Money Market	Government	Government
	Fund -	Fund -	Fund -	Securities Fund -	Securities Fund -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$15,090,841	$2,523,157	$74	$2,989,247	$100,163
Total assets	$15,090,841	$2,523,157	$74	$2,989,247	$100,163
NET ASSETS
Accumulation units	$14,747,366	$2,508,034	$74	$2,916,224	$100,163
Contracts in payout (annuitization) period	343,475	15,123	—	73,023	—
Total net assets	$15,090,841	$2,523,157	$74	$2,989,247	$100,163
FUND SHARE INFORMATION
Number of shares	3,414,217	2,523,157	74	292,204	9,878
Cost of investments	$17,059,179	$2,523,157	$74	$3,428,488	$118,188
UNIT VALUE (1)
Lowest	$13.60	$9.67	$7.61	$11.95	$10.04
Highest	$18.63	$12.07	$9.81	$16.87	$12.94

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Invesco V.I.	Invesco V.I.
	Strategic Income	Money Market	Money Market	Government	Government
	Fund -	Fund -	Fund -	Securities Fund -	Securities Fund -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$416,665	$121,441	$9	$77,878	$2,348
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(223,060)	(32,501)	(2)	(39,939)	(2,028)
Administrative expense	(29,665)	(2,515)	—	(3,127)	(119)
Net investment income (loss)	163,940	86,425	7	34,812	201
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,654,796	948,840	717	468,132	29,198
Cost of investments sold	2,993,390	948,840	717	532,745	33,206
Realized gains (losses) on fund shares	(338,594)	—	—	(64,613)	(4,008)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(338,594)	—	—	(64,613)	(4,008)
Change in unrealized gains (losses)	360,698	—	—	37,980	4,033
Net realized and change in
unrealized gains (losses) on investments	22,104	—	—	(26,633)	25
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$186,044	$86,425	$7	$8,179	$226
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco V.I.
	Growth			Invesco V.I.	Invesco V.I.
	and Income	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	Fund -	High Yield Fund -	High Yield Fund -	Fund® -	Fund® -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$19,886,367	$4,927,622	$3,463,669	$812,628	$16,559,942
Total assets	$19,886,367	$4,927,622	$3,463,669	$812,628	$16,559,942
NET ASSETS
Accumulation units	$19,607,047	$4,785,583	$3,456,263	$787,172	$16,323,242
Contracts in payout (annuitization) period	279,320	142,039	7,406	25,456	236,700
Total net assets	$19,886,367	$4,927,622	$3,463,669	$812,628	$16,559,942
FUND SHARE INFORMATION
Number of shares	981,558	1,033,044	735,386	39,815	835,939
Cost of investments	$18,471,628	$5,495,560	$3,899,800	$822,473	$17,048,098
UNIT VALUE (1)
Lowest	$37.23	$8.67	$9.84	$34.25	$42.35
Highest	$53.61	$37.46	$26.29	$52.10	$58.02

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco V.I.
	Growth			Invesco V.I.	Invesco V.I.
	and Income	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	Fund -	High Yield Fund -	High Yield Fund -	Fund® -	Fund® -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$242,315	$281,120	$192,144	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(308,052)	(65,354)	(58,145)	(11,965)	(245,303)
Administrative expense	(39,036)	(4,614)	(4,628)	(888)	(32,284)
Net investment income (loss)	(104,773)	211,152	129,371	(12,853)	(277,587)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,033,824	842,600	401,540	252,897	3,737,068
Cost of investments sold	3,697,157	943,305	454,274	253,435	3,855,924
Realized gains (losses) on fund shares	336,667	(100,705)	(52,734)	(538)	(118,856)
Realized gain distributions	1,245,963	—	—	77,181	1,676,311
Net realized gains (losses)	1,582,630	(100,705)	(52,734)	76,643	1,557,455
Change in unrealized gains (losses)	1,168,168	192,299	115,563	112,432	1,986,376
Net realized and change in
unrealized gains (losses) on investments	2,750,798	91,594	62,829	189,075	3,543,831
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,646,025	$302,746	$192,200	$176,222	$3,266,244
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	Main Street	Main Street	Small Cap	Small Cap	Invesco V.I.
	Mid Cap Fund® -	Mid Cap Fund® -	Fund® -	Fund® -	Technology Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$6,783,242	$472,554	$763,148	$7,453,532	$3,131,943
Total assets	$6,783,242	$472,554	$763,148	$7,453,532	$3,131,943
NET ASSETS
Accumulation units	$6,686,483	$463,774	$747,650	$7,371,414	$3,106,754
Contracts in payout (annuitization) period	96,759	8,780	15,498	82,118	25,189
Total net assets	$6,783,242	$472,554	$763,148	$7,453,532	$3,131,943
FUND SHARE INFORMATION
Number of shares	607,817	44,205	26,091	261,619	131,594
Cost of investments	$6,635,875	$472,784	$580,646	$5,637,227	$2,574,644
UNIT VALUE (1)
Lowest	$29.03	$25.28	$70.04	$52.75	$57.21
Highest	$47.57	$37.76	$77.53	$72.26	$64.77

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	Main Street	Main Street	Small Cap	Small Cap	Invesco V.I.
	Mid Cap Fund® -	Mid Cap Fund® -	Fund® -	Fund® -	Technology Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$22,191	$644	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(94,182)	(8,517)	(9,175)	(108,351)	(39,506)
Administrative expense	(6,853)	(852)	(750)	(14,390)	(3,094)
Net investment income (loss)	(78,844)	(8,725)	(9,925)	(122,741)	(42,600)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,380,246	150,310	55,063	1,242,815	713,954
Cost of investments sold	1,424,325	155,622	41,578	942,252	672,667
Realized gains (losses) on fund shares	(44,079)	(5,312)	13,485	300,563	41,287
Realized gain distributions	159,911	12,895	27,314	273,780	124,056
Net realized gains (losses)	115,832	7,583	40,799	574,343	165,343
Change in unrealized gains (losses)	924,183	74,421	49,351	315,543	726,160
Net realized and change in
unrealized gains (losses) on investments	1,040,015	82,004	90,150	889,886	891,503
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$961,171	$73,279	$80,225	$767,145	$848,903
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Lazard	Legg Mason
		Janus Henderson	Retirement	Partners
		VIT Forty	Series Emerging	Clearbridge	Lord Abbett
	Invesco V.I.	Portfolio -	Markets Equity	Variable Large	Bond Debenture
	Technology Fund -	Institutional	Portfolio -	Cap Value	Portfolio -
	Series II	Shares	Service Shares	Portfolio - Class I	Class VC
ASSETS
Investments, at fair value	$3,932	$273	$191	$869	$5,831,615
Total assets	$3,932	$273	$191	$869	$5,831,615
NET ASSETS
Accumulation units	$3,932	$273	$191	$869	$5,653,068
Contracts in payout (annuitization) period	—	—	—	—	178,547
Total net assets	$3,932	$273	$191	$869	$5,831,615
FUND SHARE INFORMATION
Number of shares	195	5	9	45	560,732
Cost of investments	$3,008	$171	$160	$872	$6,478,432
UNIT VALUE (1)
Lowest	$46.91	$87.77	$56.92	$38.42	$16.78
Highest	$58.91	$87.77	$56.92	$38.42	$22.37

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Lazard	Legg Mason
		Janus Henderson	Retirement	Partners
		VIT Forty	Series Emerging	Clearbridge	Lord Abbett
	Invesco V.I.	Portfolio -	Markets Equity	Variable Large	Bond Debenture
	Technology Fund -	Institutional	Portfolio -	Cap Value	Portfolio -
	Series II	Shares	Service Shares	Portfolio - Class I	Class VC
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$6	$11	$331,198
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(46)	(4)	(3)	(11)	(87,448)
Administrative expense	(3)	—	—	(1)	(11,511)
Net investment income (loss)	(49)	(4)	3	(1)	232,239
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	196	30	4	17	1,311,009
Cost of investments sold	169	20	3	15	1,435,394
Realized gains (losses) on fund shares	27	10	1	2	(124,385)
Realized gain distributions	180	16	—	123	—
Net realized gains (losses)	207	26	1	125	(124,385)
Change in unrealized gains (losses)	809	40	5	(78)	176,710
Net realized and change in
unrealized gains (losses) on investments	1,016	66	6	47	52,325
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$967	$62	$9	$46	$284,564
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Lord Abbett		Lord Abbett		LVIP American
	Fundamental	Lord Abbett	Growth	Lord Abbett	Century
	Equity	Growth and Income	Opportunities	Mid-Cap Stock	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Fund -
	Class VC	Class VC	Class VC	Class VC	Standard Class II
ASSETS
Investments, at fair value	$1,668,699	$4,222,747	$2,326,980	$4,786,956	$7,879
Total assets	$1,668,699	$4,222,747	$2,326,980	$4,786,956	$7,879
NET ASSETS
Accumulation units	$1,591,217	$4,162,623	$2,307,361	$4,721,922	$7,879
Contracts in payout (annuitization) period	77,482	60,124	19,619	65,034	—
Total net assets	$1,668,699	$4,222,747	$2,326,980	$4,786,956	$7,879
FUND SHARE INFORMATION
Number of shares	90,838	105,780	199,741	180,981	738
Cost of investments	$1,504,139	$3,443,730	$2,518,453	$4,055,858	$6,433
UNIT VALUE (1)
Lowest	$29.08	$25.67	$35.67	$23.45	$24.71
Highest	$38.78	$34.23	$47.57	$31.27	$25.4

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Lord Abbett		Lord Abbett		LVIP American
	Fundamental	Lord Abbett	Growth	Lord Abbett	Century
	Equity	Growth and Income	Opportunities	Mid-Cap Stock	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Fund -
	Class VC	Class VC	Class VC	Class VC	Standard Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$11,963	$35,669	$—	$21,843	$131
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(24,887)	(67,417)	(33,917)	(73,543)	(110)
Administrative expense	(3,196)	(8,875)	(4,523)	(9,765)	(8)
Net investment income (loss)	(16,120)	(40,623)	(38,440)	(61,465)	13
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	269,744	1,446,468	626,410	1,233,161	123
Cost of investments sold	237,235	1,135,001	749,361	965,885	97
Realized gains (losses) on fund shares	32,509	311,467	(122,951)	267,276	26
Realized gain distributions	90,643	309,749	—	491,447	—
Net realized gains (losses)	123,152	621,216	(122,951)	758,723	26
Change in unrealized gains (losses)	120,493	214,079	756,925	(69,695)	45
Net realized and change in
unrealized gains (losses) on investments	243,645	835,295	633,974	689,028	71
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$227,525	$794,672	$595,534	$627,563	$84
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT
	Growth	Growth	Investors Trust	Investors Trust	New Discovery
	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$861,358	$43,067	$884,569	$93,154	$986,816
Total assets	$861,358	$43,067	$884,569	$93,154	$986,816
NET ASSETS
Accumulation units	$843,959	$43,067	$884,569	$93,154	$986,816
Contracts in payout (annuitization) period	17,399	—	—	—	—
Total net assets	$861,358	$43,067	$884,569	$93,154	$986,816
FUND SHARE INFORMATION
Number of shares	11,750	642	22,259	2,395	71,457
Cost of investments	$556,131	$26,993	$606,117	$62,184	$1,157,268
UNIT VALUE (1)
Lowest	$35.62	$49.33	$36.17	$35.96	$33.73
Highest	$95.44	$82.96	$47.67	$50.51	$75.30

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT
	Growth	Growth	Investors Trust	Investors Trust	New Discovery
	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$5,891	$414	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(11,491)	(906)	(11,528)	(1,206)	(12,506)
Administrative expense	(896)	(60)	(852)	(89)	(1,014)
Net investment income (loss)	(12,387)	(966)	(6,489)	(881)	(13,520)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	231,552	36,066	33,972	2,216	95,754
Cost of investments sold	148,473	23,003	24,663	1,395	114,997
Realized gains (losses) on fund shares	83,079	13,063	9,309	821	(19,243)
Realized gain distributions	66,588	5,038	59,941	6,459	—
Net realized gains (losses)	149,667	18,101	69,250	7,280	(19,243)
Change in unrealized gains (losses)	94,414	(1,216)	72,425	7,586	84,783
Net realized and change in
unrealized gains (losses) on investments	244,081	16,885	141,675	14,866	65,540
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$231,694	$15,919	$135,186	$13,985	$52,020
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

				MFS® VIT
	MFS® VIT	MFS® VIT	MFS® VIT	Total Return	MFS® VIT
	New Discovery	Research	Research	Bond	Utilities
	Series -	Series -	Series -	Series -	Series -
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$75,322	$246,456	$36,916	$521,037	$44,505
Total assets	$75,322	$246,456	$36,916	$521,037	$44,505
NET ASSETS
Accumulation units	$75,322	$234,583	$36,916	$521,037	$44,505
Contracts in payout (annuitization) period	—	11,873	—	—	—
Total net assets	$75,322	$246,456	$36,916	$521,037	$44,505
FUND SHARE INFORMATION
Number of shares	7,007	6,925	1,061	45,308	1,301
Cost of investments	$99,273	$178,728	$24,422	$566,945	$36,628
UNIT VALUE (1)
Lowest	$32.57	$33.25	$37.79	$19.16	$47.68
Highest	$47.93	$47.26	$57.43	$21.21	$53.58

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

				MFS® VIT
	MFS® VIT	MFS® VIT	MFS® VIT	Total Return	MFS® VIT
	New Discovery	Research	Research	Bond	Utilities
	Series -	Series -	Series -	Series -	Series -
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1,544	$134	$23,994	$994
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(997)	(3,507)	(518)	(6,525)	(562)
Administrative expense	(74)	(270)	(35)	(566)	(42)
Net investment income (loss)	(1,071)	(2,233)	(419)	16,903	390
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,602	90,159	1,561	83,812	1,279
Cost of investments sold	2,203	66,673	1,008	89,415	1,095
Realized gains (losses) on fund shares	(601)	23,486	553	(5,603)	184
Realized gain distributions	—	14,845	2,091	—	1,226
Net realized gains (losses)	(601)	38,331	2,644	(5,603)	1,410
Change in unrealized gains (losses)	5,160	7,519	3,166	(3,098)	2,140
Net realized and change in
unrealized gains (losses) on investments	4,559	45,850	5,810	(8,701)	3,550
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,488	$43,617	$5,391	$8,202	$3,940

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

					Morgan Stanley
	MFS® VIT	MFS® VIT II	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	High Yield	VIF Discovery	VIF Discovery	Markets Debt
	Series -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class II	Class II
ASSETS
Investments, at fair value	$67,330	$277,060	$12,277,199	$7,585,551	$2,483,478
Total assets	$67,330	$277,060	$12,277,199	$7,585,551	$2,483,478
NET ASSETS
Accumulation units	$67,330	$277,060	$12,242,351	$7,445,386	$2,477,284
Contracts in payout (annuitization) period	—	—	34,848	140,165	6,194
Total net assets	$67,330	$277,060	$12,277,199	$7,585,551	$2,483,478
FUND SHARE INFORMATION
Number of shares	2,015	55,191	1,885,898	1,321,525	457,362
Cost of investments	$54,759	$304,928	$17,734,894	$10,823,497	$3,186,703
UNIT VALUE (1)
Lowest	$35.52	$22.89	$60.22	$35.62	$17.95
Highest	$52.09	$25.34	$84.61	$92.48	$29.47

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

					Morgan Stanley
	MFS® VIT	MFS® VIT II	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	High Yield	VIF Discovery	VIF Discovery	Markets Debt
	Series -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class II	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,367	$17,041	$—	$—	$280,816
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(886)	(3,220)	(162,696)	(103,063)	(38,507)
Administrative expense	(65)	(279)	(10,172)	(13,105)	(5,092)
Net investment income (loss)	416	13,542	(172,868)	(116,168)	237,217
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	953	21,400	1,736,918	1,969,243	672,610
Cost of investments sold	778	23,639	3,197,819	3,316,569	870,440
Realized gains (losses) on fund shares	175	(2,239)	(1,460,901)	(1,347,326)	(197,830)
Realized gain distributions	1,903	—	—	—	—
Net realized gains (losses)	2,078	(2,239)	(1,460,901)	(1,347,326)	(197,830)
Change in unrealized gains (losses)	3,474	3,727	5,246,163	3,821,086	204,208
Net realized and change in
unrealized gains (losses) on investments	5,552	1,488	3,785,262	2,473,760	6,378
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,968	$15,030	$3,612,394	$2,357,592	$243,595
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Infrastructure	Infrastructure	Strategist
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class I	Class II	Class I
ASSETS
Investments, at fair value	$6,669,908	$1,782,149	$—	$—	$30,091,979
Total assets	$6,669,908	$1,782,149	$—	$—	$30,091,979
NET ASSETS
Accumulation units	$6,658,650	$1,782,149	$—	$—	$29,756,049
Contracts in payout (annuitization) period	11,258	—	—	—	335,930
Total net assets	$6,669,908	$1,782,149	$—	$—	$30,091,979
FUND SHARE INFORMATION
Number of shares	485,791	130,369	—	—	3,267,316
Cost of investments	$6,584,370	$1,827,586	$—	$—	$31,611,067
UNIT VALUE (1)
Lowest	$18.21	$29.50	$—	$—	$14.43
Highest	$32.99	$39.27	$—	$—	$81.58

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Infrastructure	Infrastructure	Strategist
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class I	Class II	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$97,904	$25,101	$458,875	$157,695	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(111,854)	(28,419)	(192,640)	(94,752)	(416,025)
Administrative expense	(7,213)	(3,674)	(13,498)	(6,243)	(24,962)
Net investment income (loss)	(21,163)	(6,992)	252,737	56,700	(440,987)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,212,465	316,771	19,498,628	7,344,195	6,250,440
Cost of investments sold	1,207,471	322,246	21,762,703	8,270,270	6,656,238
Realized gains (losses) on fund shares	4,994	(5,475)	(2,264,075)	(926,075)	(405,798)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	4,994	(5,475)	(2,264,075)	(926,075)	(405,798)
Change in unrealized gains (losses)	453,698	129,523	4,255,815	1,716,286	2,720,702
Net realized and change in
unrealized gains (losses) on investments	458,692	124,048	1,991,740	790,211	2,314,904
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$437,529	$117,056	$2,244,477	$846,911	$1,873,917
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.
	Strategist	VIF Growth	VIF Growth	Real Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class I	Class II	Class I	Class II
ASSETS
Investments, at fair value	$9,060,945	$238,805,410	$49,698,915	$—	$—
Total assets	$9,060,945	$238,805,410	$49,698,915	$—	$—
NET ASSETS
Accumulation units	$8,960,325	$235,845,386	$49,406,614	$—	$—
Contracts in payout (annuitization) period	100,620	2,960,024	292,301	—	—
Total net assets	$9,060,945	$238,805,410	$49,698,915	$—	$—
FUND SHARE INFORMATION
Number of shares	993,525	12,202,627	3,355,767	—	—
Cost of investments	$9,458,921	$285,199,462	$62,903,026	$—	$—
UNIT VALUE (1)
Lowest	$15.42	$18.21	$17.43	$—	$—
Highest	$23.58	$93.76	$102.77	$—	$—

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.
	Strategist	VIF Growth	VIF Growth	Real Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class I	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$196,000	$228,799
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(159,159)	(2,539,399)	(679,650)	(108,662)	(128,720)
Administrative expense	(12,070)	(172,057)	(53,111)	(6,887)	(16,883)
Net investment income (loss)	(171,229)	(2,711,456)	(732,761)	80,451	83,196
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,670,760	25,760,973	8,415,295	8,731,094	11,529,327
Cost of investments sold	1,797,613	40,754,056	13,615,168	8,520,657	11,159,985
Realized gains (losses) on fund shares	(126,853)	(14,993,083)	(5,199,873)	210,437	369,342
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(126,853)	(14,993,083)	(5,199,873)	210,437	369,342
Change in unrealized gains (losses)	812,477	93,105,857	21,824,427	651,131	747,475
Net realized and change in
unrealized gains (losses) on investments	685,624	78,112,774	16,624,554	861,568	1,116,817
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$514,395	$75,401,318	$15,891,793	$942,019	$1,200,013
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

			PIMCO VIT		PIMCO VIT
	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT	International
	AMT Mid	AMT Sustainable	RealReturn®	Emerging	Bond Portfolio
	Cap Growth	Equity	Strategy	Markets Bond	(U.S. Dollar-
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Hedged) -
	Class I	Class I	Advisor Class	Advisor Class	Institutional Class
ASSETS
Investments, at fair value	$1,297	$48,845	$320,465	$254,804	$840
Total assets	$1,297	$48,845	$320,465	$254,804	$840
NET ASSETS
Accumulation units	$1,297	$48,845	$318,641	$254,804	$840
Contracts in payout (annuitization) period	—	—	1,824	—	—
Total net assets	$1,297	$48,845	$320,465	$254,804	$840
FUND SHARE INFORMATION
Number of shares	41	1,223	57,638	23,948	84
Cost of investments	$1,194	$32,834	$550,207	$303,576	$877
UNIT VALUE (1)
Lowest	$32.62	$19.23	$5.64	$14.25	$19.20
Highest	$68.43	$19.72	$7.21	$18.22	$19.20

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			PIMCO VIT		PIMCO VIT
	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT	International
	AMT Mid	AMT Sustainable	RealReturn®	Emerging	Bond Portfolio
	Cap Growth	Equity	Strategy	Markets Bond	(U.S. Dollar-
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Hedged) -
	Class I	Class I	Advisor Class	Advisor Class	Institutional Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$103	$6,768	$15,864	$27
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(26)	(676)	(4,932)	(3,556)	(11)
Administrative expense	(2)	(45)	(628)	(481)	(1)
Net investment income (loss)	(28)	(618)	1,208	11,827	15
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	848	728	36,876	16,858	14
Cost of investments sold	808	504	64,498	20,458	14
Realized gains (losses) on fund shares	40	224	(27,622)	(3,600)	—
Realized gain distributions	67	2,216	—	—	—
Net realized gains (losses)	107	2,440	(27,622)	(3,600)	—
Change in unrealized gains (losses)	242	7,585	33,820	5,619	14
Net realized and change in
unrealized gains (losses) on investments	349	10,025	6,198	2,019	14
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$321	$9,407	$7,406	$13,846	$29
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

		PIMCO VIT			Putnam VT
	PIMCO VIT	Total Return	PIMCO VIT	Putnam VT	Diversified
	Real Return	Portfolio -	Total Return	Core Equity	Income
	Portfolio -	Institutional	Portfolio -	Fund -	Fund -
	Advisor Class	Class	Advisor Class	Class IB	Class IB
ASSETS
Investments, at fair value	$1,971,276	$382	$3,882,132	$42,010,868	$8,238,326
Total assets	$1,971,276	$382	$3,882,132	$42,010,868	$8,238,326
NET ASSETS
Accumulation units	$1,971,276	$382	$3,786,796	$41,746,044	$8,223,099
Contracts in payout (annuitization) period	—	—	95,336	264,824	15,227
Total net assets	$1,971,276	$382	$3,882,132	$42,010,868	$8,238,326
FUND SHARE INFORMATION
Number of shares	171,266	42	429,439	1,874,648	1,783,188
Cost of investments	$2,151,954	$452	$4,540,587	$30,048,602	$10,868,958
UNIT VALUE (1)
Lowest	$11.43	$17.13	$11.93	$26.72	$14.72
Highest	$14.62	$17.13	$15.27	$73.65	$23.41

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		PIMCO VIT			Putnam VT
	PIMCO VIT	Total Return	PIMCO VIT	Putnam VT	Diversified
	Real Return	Portfolio -	Total Return	Core Equity	Income
	Portfolio -	Institutional	Portfolio -	Fund -	Fund -
	Advisor Class	Class	Advisor Class	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$49,705	$15	$160,232	$255,307	$503,504
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(29,890)	(5)	(60,422)	(563,365)	(118,334)
Administrative expense	(3,780)	—	(7,808)	(6,724)	(49)
Net investment income (loss)	16,035	10	92,002	(314,782)	385,121
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	275,010	7	996,927	6,583,072	1,451,838
Cost of investments sold	299,236	7	1,166,917	5,093,652	1,952,589
Realized gains (losses) on fund shares	(24,226)	—	(169,990)	1,489,420	(500,751)
Realized gain distributions	—	—	—	2,329,190	—
Net realized gains (losses)	(24,226)	—	(169,990)	3,818,610	(500,751)
Change in unrealized gains (losses)	14,074	(5)	103,907	5,605,549	470,054
Net realized and change in
unrealized gains (losses) on investments	(10,152)	(5)	(66,083)	9,424,159	(30,697)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,883	$5	$25,919	$9,109,377	$354,424
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Putnam VT	Putnam VT
	Emerging	Focused	Putnam VT	Putnam VT	Putnam VT
	Markets	International	George Putnam	Global	Global
	Equity	Equity	Balanced	Asset Allocation	Health Care
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$5,260,253	$11,832,504	$35,758,018	$12,138,678	$15,129,764
Total assets	$5,260,253	$11,832,504	$35,758,018	$12,138,678	$15,129,764
NET ASSETS
Accumulation units	$5,256,075	$11,765,843	$35,484,737	$12,137,687	$15,057,231
Contracts in payout (annuitization) period	4,178	66,661	273,281	991	72,533
Total net assets	$5,260,253	$11,832,504	$35,758,018	$12,138,678	$15,129,764
FUND SHARE INFORMATION
Number of shares	273,686	816,598	2,268,910	596,789	964,908
Cost of investments	$4,623,832	$12,661,811	$25,219,901	$9,656,632	$13,912,386
UNIT VALUE (1)
Lowest	$8.08	$10.51	$23.49	$23.07	$33.13
Highest	$19.31	$26.73	$34.06	$39.07	$55.41

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Putnam VT	Putnam VT
	Emerging	Focused	Putnam VT	Putnam VT	Putnam VT
	Markets	International	George Putnam	Global	Global
	Equity	Equity	Balanced	Asset Allocation	Health Care
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$77,789	$213,680	$425,000	$269,995	$84,760
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(76,083)	(176,416)	(509,088)	(180,108)	(245,616)
Administrative expense	—	(836)	(21,395)	(6,487)	(3,769)
Net investment income (loss)	1,706	36,428	(105,483)	83,400	(164,625)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	918,441	2,074,629	6,143,111	2,405,124	3,124,176
Cost of investments sold	836,746	2,198,837	4,564,090	1,985,438	2,644,332
Realized gains (losses) on fund shares	81,695	(124,208)	1,579,021	419,686	479,844
Realized gain distributions	—	—	—	—	780,626
Net realized gains (losses)	81,695	(124,208)	1,579,021	419,686	1,260,470
Change in unrealized gains (losses)	630,578	357,498	3,530,365	1,202,713	(897,022)
Net realized and change in
unrealized gains (losses) on investments	712,273	233,290	5,109,386	1,622,399	363,448
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$713,979	$269,718	$5,003,903	$1,705,799	$198,823

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Putnam VT			Putnam VT	Putnam VT
	Government	Putnam VT	Putnam VT	International	International
	Money Market	High Yield	Income	Equity	Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$32,173,380	$10,454,344	$22,698,842	$33,499,128	$5,721,434
Total assets	$32,173,380	$10,454,344	$22,698,842	$33,499,128	$5,721,434
NET ASSETS
Accumulation units	$31,926,811	$10,376,335	$22,369,373	$33,077,002	$5,708,896
Contracts in payout (annuitization) period	246,569	78,009	329,469	422,126	12,538
Total net assets	$32,173,380	$10,454,344	$22,698,842	$33,499,128	$5,721,434
FUND SHARE INFORMATION
Number of shares	32,173,380	1,853,607	2,830,280	2,176,682	475,202
Cost of investments	$32,173,381	$11,419,204	$29,749,296	$31,372,833	$5,393,708
UNIT VALUE (1)
Lowest	$7.30	$20.24	$11.76	$11.81	$15.11
Highest	$12.20	$32.86	$21.36	$27.30	$24.74

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Putnam VT			Putnam VT	Putnam VT
	Government	Putnam VT	Putnam VT	International	International
	Money Market	High Yield	Income	Equity	Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$1,229,256	$649,946	$1,391,442	$789,749	$152,300
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(388,781)	(157,516)	(348,406)	(531,327)	(85,961)
Administrative expense	(44,358)	(10,452)	(21,272)	(26,885)	—
Net investment income (loss)	796,117	481,978	1,021,764	231,537	66,339
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,251,849	2,536,715	5,413,092	5,670,147	1,069,793
Cost of investments sold	9,251,849	2,836,660	7,216,070	5,201,634	1,008,099
Realized gains (losses) on fund shares	—	(299,945)	(1,802,978)	468,513	61,694
Realized gain distributions	—	—	—	—	17,948
Net realized gains (losses)	—	(299,945)	(1,802,978)	468,513	79,642
Change in unrealized gains (losses)	—	486,697	973,791	(85,993)	95,941
Net realized and change in
unrealized gains (losses) on investments	—	186,752	(829,187)	382,520	175,583
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$796,117	$668,730	$192,577	$614,057	$241,922
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Mortgage	Putnam VT	Small Cap
	Large Cap	Large Cap Value	Securities	Research	Growth
	Growth Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$112,611,174	$132,324,508	$4,884,827	$19,558,147	$2,832,062
Total assets	$112,611,174	$132,324,508	$4,884,827	$19,558,147	$2,832,062
NET ASSETS
Accumulation units	$111,860,477	$131,247,883	$4,751,032	$19,382,373	$2,832,062
Contracts in payout (annuitization) period	750,697	1,076,625	133,795	175,774	—
Total net assets	$112,611,174	$132,324,508	$4,884,827	$19,558,147	$2,832,062
FUND SHARE INFORMATION
Number of shares	6,547,161	4,081,570	787,875	451,064	131,969
Cost of investments	$63,957,008	$92,780,906	$7,014,360	$8,783,072	$2,200,053
UNIT VALUE (1)
Lowest	$25.26	$20.33	$8.44	$32.72	$46.72
Highest	$85.39	$74.35	$19.45	$72.93	$70.28

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Mortgage	Putnam VT	Small Cap
	Large Cap	Large Cap Value	Securities	Research	Growth
	Growth Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1,548,264	$363,631	$78,023	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,545,535)	(1,928,325)	(76,034)	(272,353)	(41,777)
Administrative expense	(46,465)	(54,175)	—	(2,795)	—
Net investment income (loss)	(1,592,000)	(434,236)	287,597	(197,125)	(41,777)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	18,168,916	24,663,092	1,205,029	3,799,338	757,080
Cost of investments sold	11,343,153	17,651,671	1,767,902	1,800,866	639,251
Realized gains (losses) on fund shares	6,825,763	7,011,421	(562,873)	1,998,472	117,829
Realized gain distributions	4,671,375	6,301,782	—	123,919	—
Net realized gains (losses)	11,497,138	13,313,203	(562,873)	2,122,391	117,829
Change in unrealized gains (losses)	19,192,991	9,027,153	463,738	2,306,782	491,974
Net realized and change in
unrealized gains (losses) on investments	30,690,129	22,340,356	(99,135)	4,429,173	609,803
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$29,098,129	$21,906,120	$188,462	$4,232,048	$568,026
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

		Putnam VT	Putnam VT
	Putnam VT	Sustainable	Sustainable	Templeton
	Small Cap Value	Future	Leaders	Developing	Templeton
	Fund -	Fund -	Fund -	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$20,406,390	$4,305,698	$71,197,844	$3,451,653	$16,896,506
Total assets	$20,406,390	$4,305,698	$71,197,844	$3,451,653	$16,896,506
NET ASSETS
Accumulation units	$20,368,584	$4,305,010	$70,820,489	$3,447,537	$16,800,396
Contracts in payout (annuitization) period	37,806	688	377,355	4,116	96,110
Total net assets	$20,406,390	$4,305,698	$71,197,844	$3,451,653	$16,896,506
FUND SHARE INFORMATION
Number of shares	1,779,110	253,575	1,474,075	408,480	1,227,944
Cost of investments	$21,111,718	$4,054,034	$45,353,585	$3,707,811	$17,015,387
UNIT VALUE (1)
Lowest	$32.80	$44.50	$21.56	$24.81	$13.55
Highest	$77.58	$65.76	$84.84	$41.55	$24.69

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		Putnam VT	Putnam VT
	Putnam VT	Sustainable	Sustainable	Templeton
	Small Cap Value	Future	Leaders	Developing	Templeton
	Fund -	Fund -	Fund -	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$201,362	$—	$149,556	$136,912	$446,601
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(313,759)	(65,768)	(1,010,159)	(51,226)	(272,813)
Administrative expense	(7,193)	—	(10,324)	(6,622)	(30,623)
Net investment income (loss)	(119,590)	(65,768)	(870,927)	79,064	143,165
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,730,536	1,312,971	11,549,926	487,527	3,504,902
Cost of investments sold	3,938,456	1,257,376	7,801,328	524,486	3,341,233
Realized gains (losses) on fund shares	(207,920)	55,595	3,748,598	(36,959)	163,669
Realized gain distributions	977,254	—	484,824	26,312	—
Net realized gains (losses)	769,334	55,595	4,233,422	(10,647)	163,669
Change in unrealized gains (losses)	279,742	616,023	10,360,105	131,633	(691,160)
Net realized and change in
unrealized gains (losses) on investments	1,049,076	671,618	14,593,527	120,986	(527,491)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$929,486	$605,850	$13,722,600	$200,050	$(384,326)

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Templeton	Templeton
	Global Bond	Growth
	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$415,553	$294,232
Total assets	$415,553	$294,232
NET ASSETS
Accumulation units	$333,081	$294,115
Contracts in payout (annuitization) period	82,472	117
Total net assets	$415,553	$294,232
FUND SHARE INFORMATION
Number of shares	36,516	23,576
Cost of investments	$562,667	$279,714
UNIT VALUE (1)
Lowest	$13.91	$18.55
Highest	$25.31	$29.95

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Templeton	Templeton
	Global Bond	Growth
	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,065
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(6,560)	(4,193)
Administrative expense	(674)	(315)
Net investment income (loss)	(7,234)	(1,443)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	84,970	34,854
Cost of investments sold	104,741	32,007
Realized gains (losses) on fund shares	(19,771)	2,847
Realized gain distributions	—	1,049
Net realized gains (losses)	(19,771)	3,896
Change in unrealized gains (losses)	(35,841)	10,234
Net realized and change in
unrealized gains (losses) on investments	(55,612)	14,130
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(62,846)	$12,687

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					AST
	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Academic
	VPS Discovery	VPS International	VPS Large Cap	VPS Relative	Strategies
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	Value Portfolio -	Asset Allocation
	Class B	Class B	Class B	Class B	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(58,042)	$17,153	$(530,107)	$(149,564)	$(15,196)
Net realized gains (losses)	300,148	30,296	2,991,117	1,934,899	32,843
Change in unrealized gains (losses)	144,180	59,452	3,852,753	1,498,474	34,015
Increase (decrease) in net assets from operations	386,286	106,901	6,313,763	3,283,809	51,662
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	144	—	—
Transfers for contract benefits and terminations	(685,177)	(392,364)	(4,521,230)	(3,404,809)	(86,777)
Contract maintenance charge	(18,996)	(6,877)	(24,929)	(18,020)	(4,393)
Transfers among the sub-accounts and with the
Fixed Account - net	137	152,004	(258,630)	(611,663)	(34,638)
Increase (decrease) in net assets from contract
transactions	(704,036)	(247,237)	(4,804,645)	(4,034,492)	(125,808)
INCREASE (DECREASE) IN NET ASSETS	(317,750)	(140,336)	1,509,118	(750,683)	(74,146)
NET ASSETS AT BEGINNING OF PERIOD	5,176,412	3,271,024	29,269,006	31,117,603	888,235
NET ASSETS AT END OF PERIOD	$4,858,662	$3,130,688	$30,778,124	$30,366,920	$814,089

UNITS OUTSTANDING
Units outstanding at beginning of period	105,719	299,016	828,179	931,116	68,396
Units issued	1,343	19,547	14,041	14,081	1,655
Units redeemed	(14,994)	(41,487)	(137,029)	(122,554)	(10,647)
Units outstanding at end of period	92,068	277,076	705,191	822,643	59,404

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		AST
	AST	Balanced
	Advanced	Asset	AST	AST	AST
	Strategies	Allocation	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Portfolio	Portfolio	2024	2025	2026
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,731)	$(64,596)	$(4,060)	$(1,397)	$(2,511)
Net realized gains (losses)	99,583	641,745	34,826	1,642	768
Change in unrealized gains (losses)	18,241	(242,903)	(23,668)	2,893	6,728
Increase (decrease) in net assets from operations	100,093	334,246	7,098	3,138	4,985
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(111,393)	(860,520)	(26,406)	(524)	—
Contract maintenance charge	(4,884)	(19,290)	(102)	—	(167)
Transfers among the sub-accounts and with the
Fixed Account - net	(54,251)	2,698,456	(480,815)	254,285	(2,822)
Increase (decrease) in net assets from contract
transactions	(170,528)	1,818,646	(507,323)	253,761	(2,989)
INCREASE (DECREASE) IN NET ASSETS	(70,435)	2,152,892	(500,225)	256,899	1,996
NET ASSETS AT BEGINNING OF PERIOD	1,134,822	4,742,620	500,225	—	167,740
NET ASSETS AT END OF PERIOD	$1,064,387	$6,895,512	$—	$256,899	$169,736

UNITS OUTSTANDING
Units outstanding at beginning of period	56,570	244,159	49,507	—	16,535
Units issued	146	139,866	4,077	52,330	225
Units redeemed	(8,334)	(62,023)	(53,584)	(30,952)	(517)
Units outstanding at end of period	48,382	322,002	—	21,378	16,243

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2027	2030	2031	2032	2034
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(704)	$(337)	$(2,148)	$(341)	$(685)
Net realized gains (losses)	11	(905)	(276)	(59)	(681)
Change in unrealized gains (losses)	1,918	992	585	(86)	—
Increase (decrease) in net assets from operations	1,225	(250)	(1,839)	(486)	(1,366)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	—
Contract maintenance charge	—	(35)	—	(35)	—
Transfers among the sub-accounts and with the
Fixed Account - net	51,382	169	—	(1)	1,366
Increase (decrease) in net assets from contract
transactions	51,382	134	—	(36)	1,366
INCREASE (DECREASE) IN NET ASSETS	52,607	(116)	(1,839)	(522)	—
NET ASSETS AT BEGINNING OF PERIOD	—	16,248	144,227	23,087	—
NET ASSETS AT END OF PERIOD	$52,607	$16,132	$142,388	$22,565	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	—	1,597	16,585	3,036	—
Units issued	5,223	2,035	1	—	28,356
Units redeemed	—	(2,038)	—	(4)	(28,356)
Units outstanding at end of period	5,223	1,594	16,586	3,032	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST
	Capital Growth	AST	AST	AST	AST
	Asset	Cohen & Steers	Core	Emerging	Global
	Allocation	Realty	Fixed Income	Markets Equity	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(32,550)	$(201)	$(1,442)	$(52)	$(95)
Net realized gains (losses)	147,337	7,214	(512)	(14)	(324)
Change in unrealized gains (losses)	107,713	(5,549)	2,141	146	474
Increase (decrease) in net assets from operations	222,500	1,464	187	80	55
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(208,691)	(13,494)	(19,280)	(209)	(3,903)
Contract maintenance charge	(6,387)	(8)	(28)	(20)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	77,012	—	(1)	(1)	(1)
Increase (decrease) in net assets from contract
transactions	(138,066)	(13,502)	(19,309)	(230)	(3,907)
INCREASE (DECREASE) IN NET ASSETS	84,434	(12,038)	(19,122)	(150)	(3,852)
NET ASSETS AT BEGINNING OF PERIOD	1,877,763	13,353	138,329	3,251	9,947
NET ASSETS AT END OF PERIOD	$1,962,197	$1,315	$119,207	$3,101	$6,095

UNITS OUTSTANDING
Units outstanding at beginning of period	92,475	598	10,405	386	1,120
Units issued	6,859	—	—	—	—
Units redeemed	(12,512)	(542)	(1,445)	(29)	(439)
Units outstanding at end of period	86,822	56	8,960	357	681
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					AST
	AST		AST	AST	J.P. Morgan
	Government	AST	International	Investment	Conservative
	Money Market	High Yield	Equity	Grade Bond	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,352	$(366)	$(2,810)	$(33,755)	$(23,980)
Net realized gains (losses)	—	350	5,104	27,018	51,808
Change in unrealized gains (losses)	—	2,050	3,830	19,617	38,012
Increase (decrease) in net assets from operations	5,352	2,034	6,124	12,880	65,840
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,331,152)	(616)	(13,911)	(312,762)	(105,427)
Contract maintenance charge	(4)	(19)	(17)	(24,325)	(7,654)
Transfers among the sub-accounts and with the
Fixed Account - net	1,338,832	134	2	(39,976)	16,657
Increase (decrease) in net assets from contract
transactions	7,676	(501)	(13,926)	(377,063)	(96,424)
INCREASE (DECREASE) IN NET ASSETS	13,028	1,533	(7,802)	(364,183)	(30,584)
NET ASSETS AT BEGINNING OF PERIOD	193,696	32,137	161,633	2,430,987	1,523,440
NET ASSETS AT END OF PERIOD	$206,724	$33,670	$153,831	$2,066,804	$1,492,856

UNITS OUTSTANDING
Units outstanding at beginning of period	23,191	1,704	10,975	140,449	102,230
Units issued	53,489	7	—	8,660	2,935
Units redeemed	(52,644)	(33)	(899)	(30,256)	(9,520)
Units outstanding at end of period	24,036	1,678	10,076	118,853	95,645
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	AST
	J.P. Morgan	AST	AST	AST	AST
	Moderate	Large-Cap	Large-Cap	Large-Cap	MFS Global
	Multi-Asset	Core	Growth	Value	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,245)	$(333)	$(3,174)	$(2,288)	$(207)
Net realized gains (losses)	1,151	250	13,332	2,900	809
Change in unrealized gains (losses)	7,733	6,314	38,319	8,815	286
Increase (decrease) in net assets from operations	7,639	6,231	48,477	9,427	888
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,150)	(979)	(28,121)	(14,713)	(1,049)
Contract maintenance charge	(95)	(8)	(36)	(29)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	1,362	(1)	34,568	61,744	1
Increase (decrease) in net assets from contract
transactions	(883)	(988)	6,411	47,002	(1,050)
INCREASE (DECREASE) IN NET ASSETS	6,756	5,243	54,888	56,429	(162)
NET ASSETS AT BEGINNING OF PERIOD	91,151	27,641	177,663	131,801	20,037
NET ASSETS AT END OF PERIOD	$97,907	$32,884	$232,551	$188,230	$19,875

UNITS OUTSTANDING
Units outstanding at beginning of period	4,736	1,863	3,655	5,986	766
Units issued	86	—	523	2,421	—
Units redeemed	(135)	(81)	(459)	(587)	(39)
Units outstanding at end of period	4,687	1,782	3,719	7,820	727
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			AST	AST
	AST	AST	Preservation	Prudential	AST
	Mid-Cap	Mid-Cap	Asset	Growth	Small-Cap
	Growth	Value	Allocation	Allocation	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(590)	$(941)	$(41,543)	$(88,081)	$(291)
Net realized gains (losses)	30,327	35,747	130,295	280,512	1,848
Change in unrealized gains (losses)	(23,365)	(25,321)	67,731	467,277	(248)
Increase (decrease) in net assets from operations	6,372	9,485	156,483	659,708	1,309
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(13,203)	(12,417)	(274,633)	(501,854)	(7,914)
Contract maintenance charge	(3)	(6)	(10,342)	(32,331)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	(34,572)	(61,749)	1,863	(3,381)	37,454
Increase (decrease) in net assets from contract
transactions	(47,778)	(74,172)	(283,112)	(537,566)	29,532
INCREASE (DECREASE) IN NET ASSETS	(41,406)	(64,687)	(126,629)	122,142	30,841
NET ASSETS AT BEGINNING OF PERIOD	41,406	64,687	2,600,210	5,746,511	21,191
NET ASSETS AT END OF PERIOD	$—	$—	$2,473,581	$5,868,653	$52,032

UNITS OUTSTANDING
Units outstanding at beginning of period	1,381	2,515	163,850	343,992	644
Units issued	—	—	917	12,453	942
Units redeemed	(1,381)	(2,515)	(18,056)	(42,355)	(217)
Units outstanding at end of period	—	—	146,711	314,090	1,369
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		AST	AST
	AST	T. Rowe Price	T. Rowe Price		BNY Mellon VIF
	Small-Cap	Asset	Natural	BNY Mellon	Government
	Value	Allocation	Resources	Stock Index	Money Market
	Portfolio	Portfolio	Portfolio	Fund, Inc.	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(520)	$(44,510)	$(70)	$(858)	$7,270
Net realized gains (losses)	35,192	1,415,390	180	24,786	—
Change in unrealized gains (losses)	(29,240)	(984,852)	411	44,394	—
Increase (decrease) in net assets from operations	5,432	386,028	521	68,322	7,270
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(10,358)	(225,613)	(5,082)	(4,185)	(5,680)
Contract maintenance charge	(15)	(7,768)	—	(122)	(98)
Transfers among the sub-accounts and with the
Fixed Account - net	(37,458)	(3,220,256)	(3)	4	1,357
Increase (decrease) in net assets from contract
transactions	(47,831)	(3,453,637)	(5,085)	(4,303)	(4,421)
INCREASE (DECREASE) IN NET ASSETS	(42,399)	(3,067,609)	(4,564)	64,019	2,849
NET ASSETS AT BEGINNING OF PERIOD	42,399	3,067,609	4,564	298,132	228,847
NET ASSETS AT END OF PERIOD	$—	$—	$—	$362,151	$231,696

UNITS OUTSTANDING
Units outstanding at beginning of period	1,731	149,387	432	6,632	22,727
Units issued	—	4,514	—	—	126
Units redeemed	(1,731)	(153,901)	(432)	(66)	(549)
Units outstanding at end of period	—	—	—	6,566	22,304
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	BNY Mellon VIF,	DWS		DWS	DWS
	Growth and	Capital Growth	DWS	CROCI®	Global Income
	Income Portfolio -	VIP -	Core Equity VIP -	International VIP -	Builder VIP -
	Initial Shares	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(492)	$(6,909)	$859	$3,704	$13,789
Net realized gains (losses)	4,230	177,456	54,702	(3,279)	4,186
Change in unrealized gains (losses)	6,178	133,045	59,779	2,849	21,913
Increase (decrease) in net assets from operations	9,916	303,592	115,340	3,274	39,888
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	105	—
Transfers for contract benefits and terminations	(5,610)	(247,079)	(93,453)	(24,271)	(86,097)
Contract maintenance charge	(18)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(590)	65,449	(538)	904	775
Increase (decrease) in net assets from contract
transactions	(6,218)	(181,630)	(93,991)	(23,262)	(85,322)
INCREASE (DECREASE) IN NET ASSETS	3,698	121,962	21,349	(19,988)	(45,434)
NET ASSETS AT BEGINNING OF PERIOD	49,314	1,230,127	622,016	140,584	487,821
NET ASSETS AT END OF PERIOD	$53,012	$1,352,089	$643,365	$120,596	$442,387

UNITS OUTSTANDING
Units outstanding at beginning of period	1,268	20,432	13,656	9,070	20,992
Units issued	—	933	8	52	42
Units redeemed	(155)	(3,495)	(1,826)	(1,477)	(3,469)
Units outstanding at end of period	1,113	17,870	11,838	7,645	17,565
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

				Federated
	DWS	DWS	DWS	Hermes	Fidelity® VIP
	Global	Government	Small Mid Cap	Government	Contrafund℠
	Small Cap VIP -	Money Market	Growth VIP -	Money	Portfolio -
	Class A	VIP - Class A	Class A	Fund II	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,951	$19,824	$(1,951)	$44,353	$(45,061)
Net realized gains (losses)	12,654	—	463	—	746,093
Change in unrealized gains (losses)	6,906	—	13,938	—	357,501
Increase (decrease) in net assets from operations	22,511	19,824	12,450	44,353	1,058,533
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	105	—	140	60	90
Transfers for contract benefits and terminations	(19,655)	(191,434)	(9,295)	(108,653)	(388,778)
Contract maintenance charge	—	—	—	(1,285)	(1,949)
Transfers among the sub-accounts and with the
Fixed Account - net	(40,612)	183,718	(20,738)	11,955	(74,989)
Increase (decrease) in net assets from contract
transactions	(60,162)	(7,716)	(29,893)	(97,923)	(465,626)
INCREASE (DECREASE) IN NET ASSETS	(37,651)	12,108	(17,443)	(53,570)	592,907
NET ASSETS AT BEGINNING OF PERIOD	451,088	446,294	271,907	1,427,825	3,392,067
NET ASSETS AT END OF PERIOD	$413,437	$458,402	$254,464	$1,374,255	$3,984,974

UNITS OUTSTANDING
Units outstanding at beginning of period	9,356	41,937	8,839	127,411	56,324
Units issued	25	17,689	15	1,801	4,312
Units redeemed	(1,209)	(18,272)	(928)	(10,450)	(10,403)
Units outstanding at end of period	8,172	41,354	7,926	118,762	50,233

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Contrafund℠	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(379,287)	$760	$(18)	$29,186	$11,062
Net realized gains (losses)	4,482,345	37,657	34,296	(1,793)	59,294
Change in unrealized gains (losses)	2,203,385	12,675	20,392	33,134	25,850
Increase (decrease) in net assets from operations	6,306,443	51,092	54,670	60,527	96,206
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,587	180	—	—	—
Transfers for contract benefits and terminations	(2,665,733)	(20,050)	(33,619)	(78,104)	(317,580)
Contract maintenance charge	(64,104)	(100)	(91)	(4,887)	(5,677)
Transfers among the sub-accounts and with the
Fixed Account - net	(393,417)	(42,945)	5,132	12,502	5,930
Increase (decrease) in net assets from contract
transactions	(3,117,667)	(62,915)	(28,578)	(70,489)	(317,327)
INCREASE (DECREASE) IN NET ASSETS	3,188,776	(11,823)	26,092	(9,962)	(221,121)
NET ASSETS AT BEGINNING OF PERIOD	21,058,580	366,649	410,233	1,887,558	1,613,847
NET ASSETS AT END OF PERIOD	$24,247,356	$354,826	$436,325	$1,877,596	$1,392,726

UNITS OUTSTANDING
Units outstanding at beginning of period	532,796	10,043	13,987	113,626	85,512
Units issued	17,810	316	257	1,700	580
Units redeemed	(84,724)	(1,829)	(1,120)	(5,751)	(15,852)
Units outstanding at end of period	465,882	8,530	13,124	109,575	70,240
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Portfolio℠ -	Portfolio℠ -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,241	$6,015	$1,509,619	$1,916,045	$(13,826)
Net realized gains (losses)	17,276	2,479	—	—	431,941
Change in unrealized gains (losses)	31,328	1,937	—	—	121,884
Increase (decrease) in net assets from operations	49,845	10,431	1,509,619	1,916,045	539,999
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,592	8,394	—
Transfers for contract benefits and terminations	(134,185)	(95,796)	(6,083,744)	(10,116,703)	(389,728)
Contract maintenance charge	(1,737)	(2,112)	(16,465)	(89,042)	(8,865)
Transfers among the sub-accounts and with the
Fixed Account - net	16	72,801	20,644,363	16,766,401	138,064
Increase (decrease) in net assets from contract
transactions	(135,906)	(25,107)	14,546,746	6,569,050	(260,529)
INCREASE (DECREASE) IN NET ASSETS	(86,061)	(14,676)	16,056,365	8,485,095	279,470
NET ASSETS AT BEGINNING OF PERIOD	719,127	392,575	42,891,110	66,368,185	2,911,551
NET ASSETS AT END OF PERIOD	$633,066	$377,899	$58,947,475	$74,853,280	$3,191,021

UNITS OUTSTANDING
Units outstanding at beginning of period	34,210	28,543	4,281,064	7,141,211	81,346
Units issued	32	5,051	2,247,348	2,054,808	6,833
Units redeemed	(5,835)	(6,639)	(852,784)	(1,408,821)	(13,652)
Units outstanding at end of period	28,407	26,955	5,675,628	7,787,198	74,527
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP
	Growth	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Opportunities	Growth	Growth	High Income	High Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(31,263)	$(45,873)	$(3,080)	$6,378	$39,741
Net realized gains (losses)	126,979	877,186	63,400	(3,540)	(18,656)
Change in unrealized gains (losses)	498,315	(2,430)	(12,252)	6,896	39,747
Increase (decrease) in net assets from operations	594,031	828,883	48,068	9,734	60,832
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	840	—	—	—
Transfers for contract benefits and terminations	(182,726)	(280,952)	(51,089)	(7,668)	(84,900)
Contract maintenance charge	(6,103)	(1,837)	(11)	(117)	(1,499)
Transfers among the sub-accounts and with the
Fixed Account - net	511,141	(11,106)	—	(2,589)	(3,617)
Increase (decrease) in net assets from contract
transactions	322,312	(293,055)	(51,100)	(10,374)	(90,016)
INCREASE (DECREASE) IN NET ASSETS	916,343	535,828	(3,032)	(640)	(29,184)
NET ASSETS AT BEGINNING OF PERIOD	1,522,313	2,989,227	186,593	132,962	941,087
NET ASSETS AT END OF PERIOD	$2,438,656	$3,525,055	$183,561	$132,322	$911,903

UNITS OUTSTANDING
Units outstanding at beginning of period	26,117	61,436	4,333	6,978	51,095
Units issued	9,067	365	—	699	1,814
Units redeemed	(4,993)	(5,748)	(1,039)	(1,208)	(6,665)
Units outstanding at end of period	30,191	56,053	3,294	6,469	46,244
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Investment	Fidelity® VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,764)	$(27,145)	$8,113	$14	$(73,683)
Net realized gains (losses)	212,514	427,943	(12,660)	(3)	816,998
Change in unrealized gains (losses)	387,863	420,338	7,469	(13)	31,238
Increase (decrease) in net assets from operations	597,613	821,136	2,922	(2)	774,553
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,090	—	150	—	—
Transfers for contract benefits and terminations	(263,378)	(676,973)	(102,333)	—	(555,157)
Contract maintenance charge	(1,267)	(9,867)	(208)	(3)	(14,759)
Transfers among the sub-accounts and with the
Fixed Account - net	892	43,252	7,692	85	(28,481)
Increase (decrease) in net assets from contract
transactions	(260,663)	(643,588)	(94,699)	82	(598,397)
INCREASE (DECREASE) IN NET ASSETS	336,950	177,548	(91,777)	80	176,156
NET ASSETS AT BEGINNING OF PERIOD	2,699,407	3,797,251	464,930	672	5,226,082
NET ASSETS AT END OF PERIOD	$3,036,357	$3,974,799	$373,153	$752	$5,402,238

UNITS OUTSTANDING
Units outstanding at beginning of period	70,165	104,749	22,606	44	166,627
Units issued	1,167	2,467	391	5	1,709
Units redeemed	(7,536)	(18,009)	(4,943)	—	(19,169)
Units outstanding at end of period	63,796	89,207	18,054	49	149,167
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP	Fidelity® VIP		Franklin
	Overseas	Overseas	Franklin	Growth	Franklin
	Portfolio -	Portfolio -	DynaTech	and Income	Income
	Initial Class	Service Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$974	$—	$(15,653)	$75,403	$1,434,495
Net realized gains (losses)	34,680	13	(7,507)	(509,385)	(70,425)
Change in unrealized gains (losses)	(20,727)	(7)	251,065	2,215,035	786,408
Increase (decrease) in net assets from operations	14,927	6	227,905	1,781,053	2,150,478
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,600	—	—	1,475	160
Transfers for contract benefits and terminations	(32,980)	—	(96,918)	(1,935,376)	(4,795,558)
Contract maintenance charge	(226)	(1)	(2,825)	(34,413)	(51,692)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,799)	18	(77,800)	(160,642)	905,928
Increase (decrease) in net assets from contract
transactions	(35,405)	17	(177,543)	(2,128,956)	(3,941,162)
INCREASE (DECREASE) IN NET ASSETS	(20,478)	23	50,362	(347,903)	(1,790,684)
NET ASSETS AT BEGINNING OF PERIOD	367,944	236	892,789	11,723,540	40,169,386
NET ASSETS AT END OF PERIOD	$347,466	$259	$943,151	$11,375,637	$38,378,702

UNITS OUTSTANDING
Units outstanding at beginning of period	18,257	8	23,608	293,471	1,691,998
Units issued	1,457	1	680	9,881	73,964
Units redeemed	(3,319)	—	(4,876)	(57,988)	(234,912)
Units outstanding at end of period	16,395	9	19,412	245,364	1,531,050
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(157,575)	$3,930	$71,554	$(83,893)	$(13,207)
Net realized gains (losses)	1,531,908	324,302	427,846	200,727	(10,606)
Change in unrealized gains (losses)	868,902	(193,845)	1,646,259	1,085,897	98,188
Increase (decrease) in net assets from operations	2,243,235	134,387	2,145,659	1,202,731	74,375
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,281	—	7,660	3,345	—
Transfers for contract benefits and terminations	(2,204,957)	(385,597)	(2,452,535)	(1,650,841)	(55,077)
Contract maintenance charge	(17,537)	(11,773)	(42,196)	(25,621)	(2,916)
Transfers among the sub-accounts and with the
Fixed Account - net	(569,835)	45,212	(370,025)	103,786	(33,762)
Increase (decrease) in net assets from contract
transactions	(2,789,048)	(352,158)	(2,857,096)	(1,569,331)	(91,755)
INCREASE (DECREASE) IN NET ASSETS	(545,813)	(217,771)	(711,437)	(366,600)	(17,380)
NET ASSETS AT BEGINNING OF PERIOD	9,903,871	4,415,360	23,360,101	12,810,694	818,986
NET ASSETS AT END OF PERIOD	$9,358,058	$4,197,589	$22,648,664	$12,444,094	$801,606

UNITS OUTSTANDING
Units outstanding at beginning of period	267,573	181,803	854,335	266,829	14,160
Units issued	15,115	2,055	22,491	8,905	352
Units redeemed	(78,961)	(16,227)	(117,378)	(38,177)	(1,754)
Units outstanding at end of period	203,727	167,631	759,448	237,557	12,758
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

				Goldman Sachs
		Goldman Sachs	Goldman Sachs	VIT Small Cap	Goldman Sachs
	Franklin	VIT Large	VIT Mid	Equity Insights	VIT Strategic
	U.S. Government	Cap Value Fund -	Cap Value Fund -	Fund -	Growth Fund -
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Fund - Class 2	Class	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$48,627	$(5,004)	$(7,867)	$(18,032)	$(112)
Net realized gains (losses)	(138,928)	126,865	82,287	211,632	634
Change in unrealized gains (losses)	78,049	37,804	55,392	158,245	1,428
Increase (decrease) in net assets from operations	(12,252)	159,665	129,812	351,845	1,950
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(502,224)	(127,778)	(86,188)	(253,334)	—
Contract maintenance charge	(12,825)	(1,817)	(2,843)	(2,767)	(16)
Transfers among the sub-accounts and with the
Fixed Account - net	99,856	(28,275)	258	(133,948)	(1)
Increase (decrease) in net assets from contract
transactions	(415,193)	(157,870)	(88,773)	(390,049)	(17)
INCREASE (DECREASE) IN NET ASSETS	(427,445)	1,795	41,039	(38,204)	1,933
NET ASSETS AT BEGINNING OF PERIOD	3,733,824	1,106,177	1,254,894	2,197,706	6,430
NET ASSETS AT END OF PERIOD	$3,306,379	$1,107,972	$1,295,933	$2,159,502	$8,363

UNITS OUTSTANDING
Units outstanding at beginning of period	337,726	44,179	36,413	77,748	134
Units issued	38,255	1,320	56	1,562	—
Units redeemed	(73,967)	(7,056)	(2,488)	(14,191)	—
Units outstanding at end of period	302,014	38,443	33,981	65,119	134
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights	American	American	Invesco V.I.	Invesco V.I.
	Fund -	Franchise	Franchise	American Value	American Value
	Institutional	Fund -	Fund -	Fund -	Fund -
	Class	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,188)	$(1,191,956)	$(312,958)	$(201,087)	$(118,042)
Net realized gains (losses)	377,638	3,429,975	786,293	993,005	490,640
Change in unrealized gains (losses)	65,342	20,310,576	4,293,172	6,731,697	2,622,765
Increase (decrease) in net assets from operations	422,792	22,548,595	4,766,507	7,523,615	2,995,363
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	7,288	490	3,126	525
Transfers for contract benefits and terminations	(279,816)	(9,433,220)	(1,961,846)	(2,750,782)	(1,770,375)
Contract maintenance charge	(2,843)	(26,865)	(23,705)	(16,063)	(33,137)
Transfers among the sub-accounts and with the
Fixed Account - net	(124,220)	(663,729)	(140,484)	(376,685)	(467,327)
Increase (decrease) in net assets from contract
transactions	(406,879)	(10,116,526)	(2,125,545)	(3,140,404)	(2,270,314)
INCREASE (DECREASE) IN NET ASSETS	15,913	12,432,069	2,640,962	4,383,211	725,049
NET ASSETS AT BEGINNING OF PERIOD	1,761,936	72,621,093	15,350,216	27,945,769	11,599,333
NET ASSETS AT END OF PERIOD	$1,777,849	$85,053,162	$17,991,178	$32,328,980	$12,324,382

UNITS OUTSTANDING
Units outstanding at beginning of period	48,263	1,985,524	428,464	1,071,109	272,769
Units issued	2,100	54,378	15,735	27,393	6,516
Units redeemed	(11,989)	(283,325)	(60,221)	(145,504)	(56,969)
Units outstanding at end of period	38,374	1,756,577	383,978	952,998	222,316
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(51,747)	$(210,586)	$51,375	$(140,930)	$13,184
Net realized gains (losses)	177,741	440,402	2,054,160	5,911,804	47,383
Change in unrealized gains (losses)	930,813	3,260,767	258,749	289,520	(48,064)
Increase (decrease) in net assets from operations	1,056,807	3,490,583	2,364,284	6,060,394	12,503
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,740	3,540	120	1,644	—
Transfers for contract benefits and terminations	(514,655)	(1,424,393)	(1,963,511)	(6,713,726)	(10,927)
Contract maintenance charge	(1,412)	(29,798)	(5,300)	(68,860)	(134)
Transfers among the sub-accounts and with the
Fixed Account - net	(62,981)	(587,999)	(9,385)	(465,784)	(614,212)
Increase (decrease) in net assets from contract
transactions	(574,308)	(2,038,650)	(1,978,076)	(7,246,726)	(625,273)
INCREASE (DECREASE) IN NET ASSETS	482,499	1,451,933	386,208	(1,186,332)	(612,770)
NET ASSETS AT BEGINNING OF PERIOD	3,353,353	11,800,758	18,394,272	49,208,405	612,770
NET ASSETS AT END OF PERIOD	$3,835,852	$13,252,691	$18,780,480	$48,022,073	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	90,225	268,974	466,846	1,327,412	32,939
Units issued	4,287	6,165	29,197	18,815	113
Units redeemed	(18,827)	(45,545)	(76,829)	(200,440)	(33,052)
Units outstanding at end of period	75,685	229,594	419,214	1,145,787	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.
	Conservative			Invesco V.I.	Invesco V.I.
	Balanced	Invesco V.I.	Invesco V.I.	Core Plus	Core Plus
	Fund -	Core Equity Fund -	Core Equity Fund -	Bond Fund -	Bond Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$67,986	$(378,808)	$(9,395)	$79,023	$81,185
Net realized gains (losses)	68,105	5,298,511	68,081	(112,236)	(19,700)
Change in unrealized gains (losses)	(63,626)	5,810,012	78,781	87,739	(6,764)
Increase (decrease) in net assets from operations	72,465	10,729,715	137,467	54,526	54,721
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	225	783	—	750	1,050
Transfers for contract benefits and terminations	(250,292)	(5,997,487)	(44,954)	(558,052)	(1,113,395)
Contract maintenance charge	(3,484)	(18,106)	(829)	(1,093)	(11,885)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,614,639)	(391,276)	(41,228)	152,243	295,201
Increase (decrease) in net assets from contract
transactions	(3,868,190)	(6,406,086)	(87,011)	(406,152)	(829,029)
INCREASE (DECREASE) IN NET ASSETS	(3,795,725)	4,323,629	50,456	(351,626)	(774,308)
NET ASSETS AT BEGINNING OF PERIOD	3,795,725	47,630,363	644,796	3,886,997	4,870,412
NET ASSETS AT END OF PERIOD	$—	$51,953,992	$695,252	$3,535,371	$4,096,104

UNITS OUTSTANDING
Units outstanding at beginning of period	194,624	1,356,864	24,838	252,307	495,550
Units issued	1,620	34,644	29	23,664	36,456
Units redeemed	(196,244)	(195,040)	(3,005)	(49,899)	(121,133)
Units outstanding at end of period	—	1,196,468	21,862	226,072	410,873

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.
	Discovery Mid	Discovery Mid	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Cap Growth	Cap Growth	Diversified	Diversified	Equally-Weighted
	Fund -	Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(74,702)	$(170,327)	$334,728	$(28,774)	$24,045
Net realized gains (losses)	64,466	(17,918)	7,327,888	1,370,651	817,802
Change in unrealized gains (losses)	1,086,206	2,212,221	1,271,544	659,234	2,050,997
Increase (decrease) in net assets from operations	1,075,970	2,023,976	8,934,160	2,001,111	2,892,844
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	3,150	750	—	450
Transfers for contract benefits and terminations	(550,573)	(1,423,163)	(12,970,270)	(1,871,156)	(3,167,692)
Contract maintenance charge	(1,284)	(23,959)	(25,930)	(18,092)	(6,481)
Transfers among the sub-accounts and with the
Fixed Account - net	(101,761)	(386,883)	(818,971)	(195,678)	(1,102,374)
Increase (decrease) in net assets from contract
transactions	(653,438)	(1,830,855)	(13,814,421)	(2,084,926)	(4,276,097)
INCREASE (DECREASE) IN NET ASSETS	422,532	193,121	(4,880,261)	(83,815)	(1,383,253)
NET ASSETS AT BEGINNING OF PERIOD	4,851,135	9,736,269	82,366,678	19,106,280	27,330,313
NET ASSETS AT END OF PERIOD	$5,273,667	$9,929,390	$77,486,417	$19,022,465	$25,947,060

UNITS OUTSTANDING
Units outstanding at beginning of period	357,733	482,734	1,098,244	713,547	2,538,186
Units issued	8,979	7,597	26,726	9,168	69,450
Units redeemed	(46,824)	(87,814)	(236,655)	(80,785)	(438,109)
Units outstanding at end of period	319,888	402,517	888,315	641,930	2,169,527
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Equity	Invesco V.I.	Invesco V.I.
	Equally-Weighted	Equity and Income	and Income	EQV International	EQV International
	S&P 500 Fund -	Fund -	Fund -	Equity Fund -	Equity Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(139,836)	$64,096	$(6,866)	$28,580	$(2,410)
Net realized gains (losses)	1,153,282	797,030	966,399	444,612	17,245
Change in unrealized gains (losses)	3,081,948	995,219	690,700	(515,337)	(25,642)
Increase (decrease) in net assets from operations	4,095,394	1,856,345	1,650,233	(42,145)	(10,807)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,870	168	1,950	508	—
Transfers for contract benefits and terminations	(5,645,029)	(2,793,602)	(2,472,459)	(1,338,809)	(94,359)
Contract maintenance charge	(47,825)	(5,889)	(29,256)	(3,092)	(2,532)
Transfers among the sub-accounts and with the
Fixed Account - net	250,092	718,005	3,589,797	(114,785)	31,407
Increase (decrease) in net assets from contract
transactions	(5,440,892)	(2,081,318)	1,090,032	(1,456,178)	(65,484)
INCREASE (DECREASE) IN NET ASSETS	(1,345,498)	(224,973)	2,740,265	(1,498,323)	(76,291)
NET ASSETS AT BEGINNING OF PERIOD	40,921,610	18,490,484	15,184,818	10,602,580	910,705
NET ASSETS AT END OF PERIOD	$39,576,112	$18,265,511	$17,925,083	$9,104,257	$834,414

UNITS OUTSTANDING
Units outstanding at beginning of period	3,835,442	653,210	514,072	382,770	61,354
Units issued	75,020	48,570	142,709	15,839	5,905
Units redeemed	(553,486)	(117,312)	(98,220)	(65,846)	(9,463)
Units outstanding at end of period	3,356,976	584,468	558,561	332,763	57,796
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.				Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Invesco V.I.	Global
	Core Equity	Global	Global	Global	Strategic Income
	Fund -	Core Equity Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,026)	$(71,733)	$(27,761)	$(89,574)	$5,391
Net realized gains (losses)	432,010	351,504	179,971	470,296	(10,730)
Change in unrealized gains (losses)	1,826,783	754,012	134,822	343,301	11,743
Increase (decrease) in net assets from operations	2,209,767	1,033,783	287,032	724,023	6,404
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	405	1,815	60
Transfers for contract benefits and terminations	(1,295,420)	(1,524,821)	(228,936)	(748,708)	(67,845)
Contract maintenance charge	(5,578)	(9,510)	(934)	(16,710)	(143)
Transfers among the sub-accounts and with the
Fixed Account - net	(61,174)	(83,538)	(74,698)	45,994	(5,626)
Increase (decrease) in net assets from contract
transactions	(1,361,572)	(1,617,869)	(304,163)	(717,609)	(73,554)
INCREASE (DECREASE) IN NET ASSETS	848,195	(584,086)	(17,131)	6,414	(67,150)
NET ASSETS AT BEGINNING OF PERIOD	14,948,492	7,774,800	2,015,147	5,399,616	420,590
NET ASSETS AT END OF PERIOD	$15,796,687	$7,190,714	$1,998,016	$5,406,030	$353,440

UNITS OUTSTANDING
Units outstanding at beginning of period	440,676	397,635	38,237	104,198	32,233
Units issued	2,503	4,186	144	4,000	1,023
Units redeemed	(38,794)	(78,477)	(5,881)	(16,255)	(5,832)
Units outstanding at end of period	404,385	323,344	32,500	91,943	27,424
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Invesco V.I.	Invesco V.I.
	Strategic Income	Money Market	Money Market	Government	Government
	Fund -	Fund -	Fund -	Securities Fund -	Securities Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$163,940	$86,425	$7	$34,812	$201
Net realized gains (losses)	(338,594)	—	—	(64,613)	(4,008)
Change in unrealized gains (losses)	360,698	—	—	37,980	4,033
Increase (decrease) in net assets from operations	186,044	86,425	7	8,179	226
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,114	—	—	—	—
Transfers for contract benefits and terminations	(1,653,528)	(836,305)	(710)	(377,819)	(27,016)
Contract maintenance charge	(37,267)	(1,735)	—	(1,373)	—
Transfers among the sub-accounts and with the
Fixed Account - net	809,614	764,439	(1)	(14,919)	(34)
Increase (decrease) in net assets from contract
transactions	(878,067)	(73,601)	(711)	(394,111)	(27,050)
INCREASE (DECREASE) IN NET ASSETS	(692,023)	12,824	(704)	(385,932)	(26,824)
NET ASSETS AT BEGINNING OF PERIOD	15,782,864	2,510,333	778	3,375,179	126,987
NET ASSETS AT END OF PERIOD	$15,090,841	$2,523,157	$74	$2,989,247	$100,163

UNITS OUTSTANDING
Units outstanding at beginning of period	922,943	222,295	87	215,968	11,026
Units issued	90,974	74,857	—	2,295	—
Units redeemed	(141,846)	(80,813)	(79)	(27,107)	(2,332)
Units outstanding at end of period	872,071	216,339	8	191,156	8,694
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I.
	Growth			Invesco V.I.	Invesco V.I.
	and Income	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	Fund -	High Yield Fund -	High Yield Fund -	Fund® -	Fund® -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(104,773)	$211,152	$129,371	$(12,853)	$(277,587)
Net realized gains (losses)	1,582,630	(100,705)	(52,734)	76,643	1,557,455
Change in unrealized gains (losses)	1,168,168	192,299	115,563	112,432	1,986,376
Increase (decrease) in net assets from operations	2,646,025	302,746	192,200	176,222	3,266,244
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	334	—	306	—	7,766
Transfers for contract benefits and terminations	(2,736,742)	(623,384)	(258,847)	(222,247)	(2,412,210)
Contract maintenance charge	(56,230)	(2,298)	(4,400)	(360)	(40,895)
Transfers among the sub-accounts and with the
Fixed Account - net	(45,508)	(31,453)	80,164	(15,267)	(611,675)
Increase (decrease) in net assets from contract
transactions	(2,838,146)	(657,135)	(182,777)	(237,874)	(3,057,014)
INCREASE (DECREASE) IN NET ASSETS	(192,121)	(354,389)	9,423	(61,652)	209,230
NET ASSETS AT BEGINNING OF PERIOD	20,078,488	5,282,011	3,454,246	874,280	16,350,712
NET ASSETS AT END OF PERIOD	$19,886,367	$4,927,622	$3,463,669	$812,628	$16,559,942

UNITS OUTSTANDING
Units outstanding at beginning of period	483,314	254,401	268,338	26,200	369,379
Units issued	18,600	5,624	11,869	64	8,202
Units redeemed	(80,869)	(38,461)	(25,892)	(6,337)	(68,878)
Units outstanding at end of period	421,045	221,564	254,315	19,927	308,703
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	Main Street	Main Street	Small Cap	Small Cap	Invesco V.I.
	Mid Cap Fund® -	Mid Cap Fund® -	Fund® -	Fund® -	Technology Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(78,844)	$(8,725)	$(9,925)	$(122,741)	$(42,600)
Net realized gains (losses)	115,832	7,583	40,799	574,343	165,343
Change in unrealized gains (losses)	924,183	74,421	49,351	315,543	726,160
Increase (decrease) in net assets from operations	961,171	73,279	80,225	767,145	848,903
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	—	1,740	—
Transfers for contract benefits and terminations	(730,689)	(109,465)	(43,640)	(841,519)	(203,400)
Contract maintenance charge	(1,160)	(331)	(687)	(21,782)	(949)
Transfers among the sub-accounts and with the
Fixed Account - net	(193,975)	(30,646)	7,518	2,676	(440,721)
Increase (decrease) in net assets from contract
transactions	(925,644)	(140,442)	(36,809)	(858,885)	(645,070)
INCREASE (DECREASE) IN NET ASSETS	35,527	(67,163)	43,416	(91,740)	203,833
NET ASSETS AT BEGINNING OF PERIOD	6,747,715	539,717	719,732	7,545,272	2,928,110
NET ASSETS AT END OF PERIOD	$6,783,242	$472,554	$763,148	$7,453,532	$3,131,943

UNITS OUTSTANDING
Units outstanding at beginning of period	197,447	20,047	10,519	124,352	63,354
Units issued	8,570	20	124	4,288	491
Units redeemed	(32,244)	(4,631)	(607)	(17,421)	(12,543)
Units outstanding at end of period	173,773	15,436	10,036	111,219	51,302
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Lazard	Legg Mason
		Janus Henderson	Retirement	Partners
		VIT Forty	Series Emerging	Clearbridge	Lord Abbett
	Invesco V.I.	Portfolio -	Markets Equity	Variable Large	Bond Debenture
	Technology Fund -	Institutional	Portfolio -	Cap Value	Portfolio -
	Series II	Shares	Service Shares	Portfolio - Class I	Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49)	$(4)	$3	$(1)	$232,239
Net realized gains (losses)	207	26	1	125	(124,385)
Change in unrealized gains (losses)	809	40	5	(78)	176,710
Increase (decrease) in net assets from operations	967	62	9	46	284,564
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	120
Transfers for contract benefits and terminations	(144)	—	—	—	(1,049,066)
Contract maintenance charge	—	(1)	(1)	(4)	(16,171)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	(25)	16	93	420,373
Increase (decrease) in net assets from contract
transactions	(146)	(26)	15	89	(644,744)
INCREASE (DECREASE) IN NET ASSETS	821	36	24	135	(360,180)
NET ASSETS AT BEGINNING OF PERIOD	3,111	237	167	734	6,191,795
NET ASSETS AT END OF PERIOD	$3,932	$273	$191	$869	$5,831,615

UNITS OUTSTANDING
Units outstanding at beginning of period	72	3	3	21	311,968
Units issued	—	—	—	2	26,897
Units redeemed	(3)	—	—	—	(59,406)
Units outstanding at end of period	69	3	3	23	279,459
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Lord Abbett		Lord Abbett		LVIP American
	Fundamental	Lord Abbett	Growth	Lord Abbett	Century
	Equity	Growth and Income	Opportunities	Mid-Cap Stock	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Fund -
	Class VC	Class VC	Class VC	Class VC	Standard Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,120)	$(40,623)	$(38,440)	$(61,465)	$13
Net realized gains (losses)	123,152	621,216	(122,951)	758,723	26
Change in unrealized gains (losses)	120,493	214,079	756,925	(69,695)	45
Increase (decrease) in net assets from operations	227,525	794,672	595,534	627,563	84
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,125	—	1,800	930	—
Transfers for contract benefits and terminations	(151,183)	(894,076)	(445,733)	(741,316)	—
Contract maintenance charge	(1,994)	(9,473)	(5,002)	(7,538)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	(13,295)	(365,176)	(98,246)	(274,791)	1
Increase (decrease) in net assets from contract
transactions	(165,347)	(1,268,725)	(547,181)	(1,022,715)	(4)
INCREASE (DECREASE) IN NET ASSETS	62,178	(474,053)	48,353	(395,152)	80
NET ASSETS AT BEGINNING OF PERIOD	1,606,521	4,696,800	2,278,627	5,182,108	7,799
NET ASSETS AT END OF PERIOD	$1,668,699	$4,222,747	$2,326,980	$4,786,956	$7,879

UNITS OUTSTANDING
Units outstanding at beginning of period	51,347	174,511	65,771	200,586	320
Units issued	2,201	3,561	1,043	4,685	—
Units redeemed	(7,073)	(45,849)	(14,308)	(41,576)	—
Units outstanding at end of period	46,475	132,223	52,506	163,695	320
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT
	Growth	Growth	Investors Trust	Investors Trust	New Discovery
	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,387)	$(966)	$(6,489)	$(881)	$(13,520)
Net realized gains (losses)	149,667	18,101	69,250	7,280	(19,243)
Change in unrealized gains (losses)	94,414	(1,216)	72,425	7,586	84,783
Increase (decrease) in net assets from operations	231,694	15,919	135,186	13,985	52,020
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	390
Transfers for contract benefits and terminations	(147,895)	(32,364)	(18,930)	(909)	(40,051)
Contract maintenance charge	(357)	(11)	(342)	(11)	(524)
Transfers among the sub-accounts and with the
Fixed Account - net	(65,794)	(2,289)	2,557	—	(27,393)
Increase (decrease) in net assets from contract
transactions	(214,046)	(34,664)	(16,715)	(920)	(67,578)
INCREASE (DECREASE) IN NET ASSETS	17,648	(18,745)	118,471	13,065	(15,558)
NET ASSETS AT BEGINNING OF PERIOD	843,710	61,812	766,098	80,089	1,002,374
NET ASSETS AT END OF PERIOD	$861,358	$43,067	$884,569	$93,154	$986,816

UNITS OUTSTANDING
Units outstanding at beginning of period	17,119	1,521	22,950	2,373	19,602
Units issued	70	9	130	—	277
Units redeemed	(3,811)	(710)	(565)	(25)	(1,454)
Units outstanding at end of period	13,378	820	22,515	2,348	18,425
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

				MFS® VIT
	MFS® VIT	MFS® VIT	MFS® VIT	Total Return	MFS® VIT
	New Discovery	Research	Research	Bond	Utilities
	Series -	Series -	Series -	Series -	Series -
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,071)	$(2,233)	$(419)	$16,903	$390
Net realized gains (losses)	(601)	38,331	2,644	(5,603)	1,410
Change in unrealized gains (losses)	5,160	7,519	3,166	(3,098)	2,140
Increase (decrease) in net assets from operations	3,488	43,617	5,391	8,202	3,940
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(85,953)	(995)	(76,811)	(662)
Contract maintenance charge	(18)	(74)	(11)	(118)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	663	(56)	2	590	2,849
Increase (decrease) in net assets from contract
transactions	645	(86,083)	(1,004)	(76,339)	2,172
INCREASE (DECREASE) IN NET ASSETS	4,133	(42,466)	4,387	(68,137)	6,112
NET ASSETS AT BEGINNING OF PERIOD	71,189	288,922	32,529	589,174	38,393
NET ASSETS AT END OF PERIOD	$75,322	$246,456	$36,916	$521,037	$44,505

UNITS OUTSTANDING
Units outstanding at beginning of period	2,012	7,971	934	28,153	842
Units issued	33	7	—	27	59
Units redeemed	(15)	(2,330)	(26)	(3,599)	(15)
Units outstanding at end of period	2,030	5,648	908	24,581	886

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					Morgan Stanley
	MFS® VIT	MFS® VIT II	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	High Yield	VIF Discovery	VIF Discovery	Markets Debt
	Series -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$416	$13,542	$(172,868)	$(116,168)	$237,217
Net realized gains (losses)	2,078	(2,239)	(1,460,901)	(1,347,326)	(197,830)
Change in unrealized gains (losses)	3,474	3,727	5,246,163	3,821,086	204,208
Increase (decrease) in net assets from operations	5,968	15,030	3,612,394	2,357,592	243,595
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	60	1,444	18
Transfers for contract benefits and terminations	—	(17,894)	(979,665)	(1,234,459)	(465,357)
Contract maintenance charge	(3)	(58)	(1,666)	(28,021)	(5,020)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	583	(432,543)	(352,434)	(18,368)
Increase (decrease) in net assets from contract
transactions	(4)	(17,369)	(1,413,814)	(1,613,470)	(488,727)
INCREASE (DECREASE) IN NET ASSETS	5,964	(2,339)	2,198,580	744,122	(245,132)
NET ASSETS AT BEGINNING OF PERIOD	61,366	279,399	10,078,619	6,841,429	2,728,610
NET ASSETS AT END OF PERIOD	$67,330	$277,060	$12,277,199	$7,585,551	$2,483,478

UNITS OUTSTANDING
Units outstanding at beginning of period	1,723	11,649	207,898	149,732	114,160
Units issued	—	25	3,134	4,844	5,646
Units redeemed	—	(736)	(29,251)	(39,141)	(24,312)
Units outstanding at end of period	1,723	10,938	181,781	115,435	95,494
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Infrastructure	Infrastructure	Strategist
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(21,163)	$(6,992)	$252,737	$56,700	$(440,987)
Net realized gains (losses)	4,994	(5,475)	(2,264,075)	(926,075)	(405,798)
Change in unrealized gains (losses)	453,698	129,523	4,255,815	1,716,286	2,720,702
Increase (decrease) in net assets from operations	437,529	117,056	2,244,477	846,911	1,873,917
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	—	—	628
Transfers for contract benefits and terminations	(807,590)	(237,784)	(2,405,794)	(435,065)	(3,585,931)
Contract maintenance charge	(1,979)	(6,996)	(5,130)	(2,157)	(8,194)
Transfers among the sub-accounts and with the
Fixed Account - net	(130,374)	(9,506)	(16,653,098)	(6,714,251)	(380,640)
Increase (decrease) in net assets from contract
transactions	(939,763)	(254,286)	(19,064,022)	(7,151,473)	(3,974,137)
INCREASE (DECREASE) IN NET ASSETS	(502,234)	(137,230)	(16,819,545)	(6,304,562)	(2,100,220)
NET ASSETS AT BEGINNING OF PERIOD	7,172,142	1,919,379	16,819,545	6,304,562	32,192,199
NET ASSETS AT END OF PERIOD	$6,669,908	$1,782,149	$—	$—	$30,091,979

UNITS OUTSTANDING
Units outstanding at beginning of period	336,308	56,136	302,204	301,828	1,642,363
Units issued	6,849	887	6,162	3,485	42,252
Units redeemed	(46,822)	(7,798)	(308,366)	(305,313)	(259,839)
Units outstanding at end of period	296,335	49,225	—	—	1,424,776
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.
	Strategist	VIF Growth	VIF Growth	Real Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(171,229)	$(2,711,456)	$(732,761)	$80,451	$83,196
Net realized gains (losses)	(126,853)	(14,993,083)	(5,199,873)	210,437	369,342
Change in unrealized gains (losses)	812,477	93,105,857	21,824,427	651,131	747,475
Increase (decrease) in net assets from operations	514,395	75,401,318	15,891,793	942,019	1,200,013
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	4,275	—	36	1,939
Transfers for contract benefits and terminations	(1,110,005)	(15,841,788)	(5,258,153)	(500,127)	(1,313,132)
Contract maintenance charge	(12,543)	(55,436)	(56,804)	(1,417)	(20,616)
Transfers among the sub-accounts and with the
Fixed Account - net	(185,980)	(4,773,875)	(1,639,685)	(7,941,044)	(9,612,013)
Increase (decrease) in net assets from contract
transactions	(1,307,028)	(20,666,824)	(6,954,642)	(8,442,552)	(10,943,822)
INCREASE (DECREASE) IN NET ASSETS	(792,633)	54,734,494	8,937,151	(7,500,533)	(9,743,809)
NET ASSETS AT BEGINNING OF PERIOD	9,853,578	184,070,916	40,761,764	7,500,533	9,743,809
NET ASSETS AT END OF PERIOD	$9,060,945	$238,805,410	$49,698,915	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	576,370	4,822,648	2,443,446	182,188	278,865
Units issued	10,903	47,407	33,809	4,112	12,882
Units redeemed	(83,016)	(483,658)	(380,771)	(186,300)	(291,747)
Units outstanding at end of period	504,257	4,386,397	2,096,484	—	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			PIMCO VIT		PIMCO VIT
	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT	International
	AMT Mid	AMT Sustainable	RealReturn®	Emerging	Bond Portfolio
	Cap Growth	Equity	Strategy	Markets Bond	(U.S. Dollar-
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Hedged) -
	Class I	Class I	Advisor Class	Advisor Class	Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(28)	$(618)	$1,208	$11,827	$15
Net realized gains (losses)	107	2,440	(27,622)	(3,600)	—
Change in unrealized gains (losses)	242	7,585	33,820	5,619	14
Increase (decrease) in net assets from operations	321	9,407	7,406	13,846	29
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(813)	(18,887)	(28,353)	(6,023)	—
Contract maintenance charge	(8)	(7)	(1,234)	(823)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	3	18,887	20,579	(2,539)	84
Increase (decrease) in net assets from contract
transactions	(818)	(7)	(9,008)	(9,385)	81
INCREASE (DECREASE) IN NET ASSETS	(497)	9,400	(1,602)	4,461	110
NET ASSETS AT BEGINNING OF PERIOD	1,794	39,445	322,067	250,343	730
NET ASSETS AT END OF PERIOD	$1,297	$48,845	$320,465	$254,804	$840

UNITS OUTSTANDING
Units outstanding at beginning of period	37	2,540	49,115	15,403	40
Units issued	—	—	3,521	215	4
Units redeemed	(15)	—	(4,768)	(803)	—
Units outstanding at end of period	22	2,540	47,868	14,815	44
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		PIMCO VIT			Putnam VT
	PIMCO VIT	Total Return	PIMCO VIT	Putnam VT	Diversified
	Real Return	Portfolio -	Total Return	Core Equity	Income
	Portfolio -	Institutional	Portfolio -	Fund -	Fund -
	Advisor Class	Class	Advisor Class	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$16,035	$10	$92,002	$(314,782)	$385,121
Net realized gains (losses)	(24,226)	—	(169,990)	3,818,610	(500,751)
Change in unrealized gains (losses)	14,074	(5)	103,907	5,605,549	470,054
Increase (decrease) in net assets from operations	5,883	5	25,919	9,109,377	354,424
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	6,260	1,301
Transfers for contract benefits and terminations	(132,807)	—	(883,970)	(4,798,072)	(936,663)
Contract maintenance charge	(6,190)	(1)	(13,371)	(69,937)	(13,228)
Transfers among the sub-accounts and with the
Fixed Account - net	48,709	(1)	214,960	(592,411)	270,067
Increase (decrease) in net assets from contract
transactions	(90,288)	(2)	(682,381)	(5,454,160)	(678,523)
INCREASE (DECREASE) IN NET ASSETS	(84,405)	3	(656,462)	3,655,217	(324,099)
NET ASSETS AT BEGINNING OF PERIOD	2,055,681	379	4,538,594	38,355,651	8,562,425
NET ASSETS AT END OF PERIOD	$1,971,276	$382	$3,882,132	$42,010,868	$8,238,326

UNITS OUTSTANDING
Units outstanding at beginning of period	152,328	23	321,066	1,244,250	459,382
Units issued	11,191	—	17,707	16,963	35,565
Units redeemed	(18,030)	—	(66,094)	(172,163)	(73,176)
Units outstanding at end of period	145,489	23	272,679	1,089,050	421,771
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT	Putnam VT
	Emerging	Focused	Putnam VT	Putnam VT	Putnam VT
	Markets	International	George Putnam	Global	Global
	Equity	Equity	Balanced	Asset Allocation	Health Care
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,706	$36,428	$(105,483)	$83,400	$(164,625)
Net realized gains (losses)	81,695	(124,208)	1,579,021	419,686	1,260,470
Change in unrealized gains (losses)	630,578	357,498	3,530,365	1,202,713	(897,022)
Increase (decrease) in net assets from operations	713,979	269,718	5,003,903	1,705,799	198,823
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,542	1,505	1,700	54	11,488
Transfers for contract benefits and terminations	(662,781)	(1,563,477)	(4,942,091)	(1,958,611)	(2,386,499)
Contract maintenance charge	(19,174)	(26,244)	(67,946)	(25,954)	(38,711)
Transfers among the sub-accounts and with the
Fixed Account - net	(52,387)	(64,298)	613,819	181,162	(177,867)
Increase (decrease) in net assets from contract
transactions	(725,800)	(1,652,514)	(4,394,518)	(1,803,349)	(2,591,589)
INCREASE (DECREASE) IN NET ASSETS	(11,821)	(1,382,796)	609,385	(97,550)	(2,392,766)
NET ASSETS AT BEGINNING OF PERIOD	5,272,074	13,215,300	35,148,633	12,236,228	17,522,530
NET ASSETS AT END OF PERIOD	$5,260,253	$11,832,504	$35,758,018	$12,138,678	$15,129,764

UNITS OUTSTANDING
Units outstanding at beginning of period	365,516	779,306	1,389,930	466,015	381,012
Units issued	9,359	15,669	43,748	12,247	6,005
Units redeemed	(59,398)	(115,930)	(201,554)	(76,116)	(59,847)
Units outstanding at end of period	315,477	679,045	1,232,124	402,146	327,170
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Putnam VT			Putnam VT	Putnam VT
	Government	Putnam VT	Putnam VT	International	International
	Money Market	High Yield	Income	Equity	Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$796,117	$481,978	$1,021,764	$231,537	$66,339
Net realized gains (losses)	—	(299,945)	(1,802,978)	468,513	79,642
Change in unrealized gains (losses)	—	486,697	973,791	(85,993)	95,941
Increase (decrease) in net assets from operations	796,117	668,730	192,577	614,057	241,922
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,794	1,073	1,143	7,898	7,840
Transfers for contract benefits and terminations	(8,159,979)	(1,828,332)	(4,245,270)	(4,288,930)	(674,070)
Contract maintenance charge	(93,707)	(25,043)	(57,126)	(60,764)	(12,712)
Transfers among the sub-accounts and with the
Fixed Account - net	12,248,462	47,350	854,093	554,840	(143,714)
Increase (decrease) in net assets from contract
transactions	4,004,570	(1,804,952)	(3,447,160)	(3,786,956)	(822,656)
INCREASE (DECREASE) IN NET ASSETS	4,800,687	(1,136,222)	(3,254,583)	(3,172,899)	(580,734)
NET ASSETS AT BEGINNING OF PERIOD	27,372,693	11,590,566	25,953,425	36,672,027	6,302,168
NET ASSETS AT END OF PERIOD	$32,173,380	$10,454,344	$22,698,842	$33,499,128	$5,721,434

UNITS OUTSTANDING
Units outstanding at beginning of period	2,979,312	432,421	1,585,734	2,056,215	332,012
Units issued	1,358,338	20,176	103,770	76,670	8,605
Units redeemed	(938,847)	(85,053)	(306,835)	(264,601)	(48,641)
Units outstanding at end of period	3,398,803	367,544	1,382,669	1,868,284	291,976
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Mortgage	Putnam VT	Small Cap
	Large Cap	Large Cap Value	Securities	Research	Growth
	Growth Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,592,000)	$(434,236)	$287,597	$(197,125)	$(41,777)
Net realized gains (losses)	11,497,138	13,313,203	(562,873)	2,122,391	117,829
Change in unrealized gains (losses)	19,192,991	9,027,153	463,738	2,306,782	491,974
Increase (decrease) in net assets from operations	29,098,129	21,906,120	188,462	4,232,048	568,026
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,277	17,287	605	7,424	—
Transfers for contract benefits and terminations	(12,635,852)	(18,497,218)	(962,743)	(2,689,665)	(427,952)
Contract maintenance charge	(184,191)	(243,585)	(12,149)	(37,825)	(8,134)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,431,485)	(1,149,193)	180,373	(212,981)	(193,850)
Increase (decrease) in net assets from contract
transactions	(14,230,251)	(19,872,709)	(793,914)	(2,933,047)	(629,936)
INCREASE (DECREASE) IN NET ASSETS	14,867,878	2,033,411	(605,452)	1,299,001	(61,910)
NET ASSETS AT BEGINNING OF PERIOD	97,743,296	130,291,097	5,490,279	18,259,146	2,893,972
NET ASSETS AT END OF PERIOD	$112,611,174	$132,324,508	$4,884,827	$19,558,147	$2,832,062

UNITS OUTSTANDING
Units outstanding at beginning of period	3,994,520	2,788,701	366,219	489,176	57,204
Units issued	79,821	94,344	22,837	13,790	1,455
Units redeemed	(579,584)	(439,945)	(73,997)	(80,506)	(12,540)
Units outstanding at end of period	3,494,757	2,443,100	315,059	422,460	46,119
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Putnam VT	Putnam VT
	Putnam VT	Sustainable	Sustainable	Templeton
	Small Cap Value	Future	Leaders	Developing	Templeton
	Fund -	Fund -	Fund -	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(119,590)	$(65,768)	$(870,927)	$79,064	$143,165
Net realized gains (losses)	769,334	55,595	4,233,422	(10,647)	163,669
Change in unrealized gains (losses)	279,742	616,023	10,360,105	131,633	(691,160)
Increase (decrease) in net assets from operations	929,486	605,850	13,722,600	200,050	(384,326)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,270	—	49,077	850	4,211
Transfers for contract benefits and terminations	(2,709,411)	(778,193)	(8,387,293)	(352,582)	(2,631,983)
Contract maintenance charge	(26,454)	(11,392)	(160,762)	(10,546)	(30,931)
Transfers among the sub-accounts and with the
Fixed Account - net	(55)	(118,735)	(1,253,704)	137,593	609,553
Increase (decrease) in net assets from contract
transactions	(2,732,650)	(908,320)	(9,752,682)	(224,685)	(2,049,150)
INCREASE (DECREASE) IN NET ASSETS	(1,803,164)	(302,470)	3,969,918	(24,635)	(2,433,476)
NET ASSETS AT BEGINNING OF PERIOD	22,209,554	4,608,168	67,227,926	3,476,288	19,329,982
NET ASSETS AT END OF PERIOD	$20,406,390	$4,305,698	$71,197,844	$3,451,653	$16,896,506

UNITS OUTSTANDING
Units outstanding at beginning of period	457,294	90,371	2,054,472	96,243	963,641
Units issued	15,005	5,970	21,893	5,529	56,591
Units redeemed	(65,851)	(21,800)	(274,883)	(11,356)	(151,423)
Units outstanding at end of period	406,448	74,541	1,801,482	90,416	868,809
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Templeton	Templeton
	Global Bond	Growth
	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,234)	$(1,443)
Net realized gains (losses)	(19,771)	3,896
Change in unrealized gains (losses)	(35,841)	10,234
Increase (decrease) in net assets from operations	(62,846)	12,687
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Transfers for contract benefits and terminations	(61,150)	(30,184)
Contract maintenance charge	(482)	(122)
Transfers among the sub-accounts and with the
Fixed Account - net	35,515	2,742
Increase (decrease) in net assets from contract
transactions	(26,117)	(27,564)
INCREASE (DECREASE) IN NET ASSETS	(88,963)	(14,877)
NET ASSETS AT BEGINNING OF PERIOD	504,516	309,109
NET ASSETS AT END OF PERIOD	$415,553	$294,232

UNITS OUTSTANDING
Units outstanding at beginning of period	21,412	11,692
Units issued	2,606	96
Units redeemed	(3,810)	(1,033)
Units outstanding at end of period	20,208	10,755

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					AST
	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Academic
	VPS Discovery	VPS International	VPS Large Cap	VPS Relative	Strategies
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	Value Portfolio -	Asset Allocation
	Class B	Class B	Class B	Class B	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(50,984)	$(35,874)	$(451,860)	$(128,155)	$(18,469)
Net realized gains (losses)	385,290	(19,550)	2,360,028	2,994,559	172,836
Change in unrealized gains (losses)	372,625	473,961	5,622,240	15,570	(64,940)
Increase (decrease) in net assets from operations	706,931	418,537	7,530,408	2,881,974	89,427
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	37,954	—	—
Transfers for contract benefits and terminations	(1,078,305)	(503,049)	(2,777,003)	(4,191,252)	(358,737)
Contract maintenance charge	(18,477)	(7,883)	(26,594)	(20,425)	(4,611)
Transfers among the sub-accounts and with the
Fixed Account - net	25,343	(35,633)	62,440	(346,199)	(156,322)
Increase (decrease) in net assets from contract
transactions	(1,071,439)	(546,565)	(2,703,203)	(4,557,876)	(519,670)
INCREASE (DECREASE) IN NET ASSETS	(364,508)	(128,028)	4,827,205	(1,675,902)	(430,243)
NET ASSETS AT BEGINNING OF PERIOD	5,540,920	3,399,052	24,441,801	32,793,505	1,318,478
NET ASSETS AT END OF PERIOD	$5,176,412	$3,271,024	$29,269,006	$31,117,603	$888,235

UNITS OUTSTANDING
Units outstanding at beginning of period	129,587	350,939	912,874	1,074,366	110,489
Units issued	5,908	16,495	23,440	17,724	8,648
Units redeemed	(29,776)	(68,418)	(108,135)	(160,974)	(50,741)
Units outstanding at end of period	105,719	299,016	828,179	931,116	68,396

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		AST
	AST	Balanced
	Advanced	Asset	AST	AST	AST
	Strategies	Allocation	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Portfolio	Portfolio	2023	2024	2026
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,858)	$(68,326)	$(6,528)	$(4,418)	$(1,816)
Net realized gains (losses)	113,510	464,022	37,378	3,705	592
Change in unrealized gains (losses)	39,798	237,830	(16,129)	15,825	8,228
Increase (decrease) in net assets from operations	135,450	633,526	14,721	15,112	7,004
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(260,979)	(833,064)	(1,004)	(744)	—
Contract maintenance charge	(5,495)	(20,907)	(210)	(35)	(105)
Transfers among the sub-accounts and with the
Fixed Account - net	7,811	(74,573)	(650,187)	436,664	54,709
Increase (decrease) in net assets from contract
transactions	(258,663)	(928,544)	(651,401)	435,885	54,604
INCREASE (DECREASE) IN NET ASSETS	(123,213)	(295,018)	(636,680)	450,997	61,608
NET ASSETS AT BEGINNING OF PERIOD	1,258,035	5,037,638	636,680	49,228	106,132
NET ASSETS AT END OF PERIOD	$1,134,822	$4,742,620	$—	$500,225	$167,740

UNITS OUTSTANDING
Units outstanding at beginning of period	70,974	295,150	62,948	4,943	10,920
Units issued	2,159	1,810	—	55,828	6,514
Units redeemed	(16,563)	(52,801)	(62,948)	(11,264)	(899)
Units outstanding at end of period	56,570	244,159	—	49,507	16,535
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				AST
				Capital Growth	AST
	AST	AST	AST	Asset	Cohen & Steers
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Allocation	Realty
	2030	2031	2032	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(221)	$(2,079)	$(333)	$(28,834)	$(200)
Net realized gains (losses)	(40)	(361)	(72)	140,074	89
Change in unrealized gains (losses)	837	7,733	1,209	153,039	1,279
Increase (decrease) in net assets from operations	576	5,293	804	264,279	1,168
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	(283,950)	(95)
Contract maintenance charge	(35)	—	(35)	(6,986)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	1,597	—	—	77,090	1,408
Increase (decrease) in net assets from contract
transactions	1,562	—	(35)	(213,846)	1,300
INCREASE (DECREASE) IN NET ASSETS	2,138	5,293	769	50,433	2,468
NET ASSETS AT BEGINNING OF PERIOD	14,110	138,934	22,318	1,827,330	10,885
NET ASSETS AT END OF PERIOD	$16,248	$144,227	$23,087	$1,877,763	$13,353

UNITS OUTSTANDING
Units outstanding at beginning of period	1,440	16,585	3,042	104,463	537
Units issued	157	—	—	6,120	68
Units redeemed	—	—	(6)	(18,108)	(7)
Units outstanding at end of period	1,597	16,585	3,036	92,475	598
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST	AST	AST	AST
	Core	Emerging	Global	Government	AST
	Fixed Income	Markets Equity	Bond	Money Market	High Yield
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,671)	$(51)	$(136)	$6,313	$(337)
Net realized gains (losses)	(1,514)	(20)	(65)	—	361
Change in unrealized gains (losses)	10,302	400	660	—	2,738
Increase (decrease) in net assets from operations	7,117	329	459	6,313	2,762
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(16,008)	(234)	(359)	(586,310)	(442)
Contract maintenance charge	(44)	(22)	(6)	(5)	(19)
Transfers among the sub-accounts and with the
Fixed Account - net	—	1	—	429,237	(453)
Increase (decrease) in net assets from contract
transactions	(16,052)	(255)	(365)	(157,078)	(914)
INCREASE (DECREASE) IN NET ASSETS	(8,935)	74	94	(150,765)	1,848
NET ASSETS AT BEGINNING OF PERIOD	147,264	3,177	9,853	344,461	30,289
NET ASSETS AT END OF PERIOD	$138,329	$3,251	$9,947	$193,696	$32,137

UNITS OUTSTANDING
Units outstanding at beginning of period	11,685	417	1,162	40,850	1,756
Units issued	—	2	—	36,365	—
Units redeemed	(1,280)	(33)	(42)	(54,024)	(52)
Units outstanding at end of period	10,405	386	1,120	23,191	1,704
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			AST	AST
	AST	AST	J.P. Morgan	J.P. Morgan	AST
	International	Investment	Conservative	Moderate	Large-Cap
	Equity	Grade Bond	Multi-Asset	Multi-Asset	Core
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,153)	$(38,311)	$(24,457)	$(1,087)	$(268)
Net realized gains (losses)	2,493	(5,025)	58,147	1,209	(47)
Change in unrealized gains (losses)	18,392	171,932	87,705	9,740	5,329
Increase (decrease) in net assets from operations	18,732	128,596	121,395	9,862	5,014
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(5,095)	(329,339)	(253,377)	(1,887)	(815)
Contract maintenance charge	(29)	(27,269)	(8,359)	(249)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	99,140	(57,039)	24,311	2,320	—
Increase (decrease) in net assets from contract
transactions	94,016	(413,647)	(237,425)	184	(823)
INCREASE (DECREASE) IN NET ASSETS	112,748	(285,051)	(116,030)	10,046	4,191
NET ASSETS AT BEGINNING OF PERIOD	48,885	2,716,038	1,639,470	81,105	23,450
NET ASSETS AT END OF PERIOD	$161,633	$2,430,987	$1,523,440	$91,151	$27,641

UNITS OUTSTANDING
Units outstanding at beginning of period	3,586	164,737	118,649	4,742	1,949
Units issued	7,733	29,565	5,439	459	—
Units redeemed	(344)	(53,853)	(21,858)	(465)	(86)
Units outstanding at end of period	10,975	140,449	102,230	4,736	1,863
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST	AST	AST	AST	AST
	Large-Cap	Large-Cap	MFS Global	Mid-Cap	Mid-Cap
	Growth	Value	Equity	Growth	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,405)	$(1,980)	$(196)	$(546)	$(898)
Net realized gains (losses)	3,320	(41)	723	682	1,713
Change in unrealized gains (losses)	53,093	11,805	1,815	6,888	5,440
Increase (decrease) in net assets from operations	54,008	9,784	2,342	7,024	6,255
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(9,358)	(929)	(1,004)	(800)	(4,021)
Contract maintenance charge	(50)	(32)	(2)	(17)	(23)
Transfers among the sub-accounts and with the
Fixed Account - net	(30)	1	—	3	—
Increase (decrease) in net assets from contract
transactions	(9,438)	(960)	(1,006)	(814)	(4,044)
INCREASE (DECREASE) IN NET ASSETS	44,570	8,824	1,336	6,210	2,211
NET ASSETS AT BEGINNING OF PERIOD	133,093	122,977	18,701	35,196	62,476
NET ASSETS AT END OF PERIOD	$177,663	$131,801	$20,037	$41,406	$64,687

UNITS OUTSTANDING
Units outstanding at beginning of period	3,859	6,028	807	1,410	2,675
Units issued	—	—	—	—	—
Units redeemed	(204)	(42)	(41)	(29)	(160)
Units outstanding at end of period	3,655	5,986	766	1,381	2,515
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST	AST			AST
	Preservation	Prudential	AST	AST	T. Rowe Price
	Asset	Growth	Small-Cap	Small-Cap	Asset
	Allocation	Allocation	Equity	Value	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(40,220)	$(84,973)	$(242)	$(489)	$(45,635)
Net realized gains (losses)	83,827	399,145	25	405	99,186
Change in unrealized gains (losses)	199,254	543,333	3,153	4,743	356,409
Increase (decrease) in net assets from operations	242,861	857,505	2,936	4,659	409,960
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(163,451)	(1,113,958)	(826)	(145)	(182,571)
Contract maintenance charge	(10,781)	(33,681)	(10)	(22)	(9,483)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,139)	186,660	2	—	(11,593)
Increase (decrease) in net assets from contract
transactions	(178,371)	(960,979)	(834)	(167)	(203,647)
INCREASE (DECREASE) IN NET ASSETS	64,490	(103,474)	2,102	4,492	206,313
NET ASSETS AT BEGINNING OF PERIOD	2,535,720	5,849,985	19,089	37,907	2,861,296
NET ASSETS AT END OF PERIOD	$2,600,210	$5,746,511	$21,191	$42,399	$3,067,609

UNITS OUTSTANDING
Units outstanding at beginning of period	175,771	409,343	669	1,739	160,732
Units issued	3,067	30,197	—	1	10,423
Units redeemed	(14,988)	(95,548)	(25)	(9)	(21,768)
Units outstanding at end of period	163,850	343,992	644	1,731	149,387
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST
	T. Rowe Price		BNY Mellon VIF	BNY Mellon VIF,	DWS
	Natural	BNY Mellon	Government	Growth and	Capital Growth
	Resources	Stock Index	Money Market	Income Portfolio -	VIP -
	Portfolio	Fund, Inc.	Portfolio	Initial Shares	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(87)	$46	$6,074	$(394)	$(6,855)
Net realized gains (losses)	157	12,674	—	5,868	85,403
Change in unrealized gains (losses)	(10)	45,827	—	5,060	263,956
Increase (decrease) in net assets from operations	60	58,547	6,074	10,534	342,504
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,528)	(3,990)	(122,847)	(5,237)	(64,116)
Contract maintenance charge	(5)	(128)	(106)	(19)	—
Transfers among the sub-accounts and with the
Fixed Account - net	8	3	190,064	(722)	(26,160)
Increase (decrease) in net assets from contract
transactions	(1,525)	(4,115)	67,111	(5,978)	(90,276)
INCREASE (DECREASE) IN NET ASSETS	(1,465)	54,432	73,185	4,556	252,228
NET ASSETS AT BEGINNING OF PERIOD	6,029	243,700	155,662	44,758	977,899
NET ASSETS AT END OF PERIOD	$4,564	$298,132	$228,847	$49,314	$1,230,127

UNITS OUTSTANDING
Units outstanding at beginning of period	559	6,719	16,078	1,452	22,358
Units issued	1	—	19,540	—	3,539
Units redeemed	(128)	(87)	(12,891)	(184)	(5,465)
Units outstanding at end of period	432	6,632	22,727	1,268	20,432
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Global Income	Global	Government
	Core Equity VIP -	International VIP -	Builder VIP -	Small Cap VIP -	Money Market
	Class A	Class A	Class A	Class A	VIP - Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,156	$3,348	$11,617	$821	$11,855
Net realized gains (losses)	35,738	(948)	(5,653)	(13,223)	—
Change in unrealized gains (losses)	90,521	19,292	55,542	105,370	—
Increase (decrease) in net assets from operations	127,415	21,692	61,506	92,968	11,855
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	—	180	—
Transfers for contract benefits and terminations	(27,755)	(2,165)	(31,698)	(64,183)	(6,453)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(24,748)	110	26,872	(823)	298,034
Increase (decrease) in net assets from contract
transactions	(52,503)	(1,875)	(4,826)	(64,826)	291,581
INCREASE (DECREASE) IN NET ASSETS	74,912	19,817	56,680	28,142	303,436
NET ASSETS AT BEGINNING OF PERIOD	547,104	120,767	431,141	422,946	142,858
NET ASSETS AT END OF PERIOD	$622,016	$140,584	$487,821	$451,088	$446,294

UNITS OUTSTANDING
Units outstanding at beginning of period	14,993	9,201	21,186	10,843	13,963
Units issued	266	65	3,192	72	30,734
Units redeemed	(1,603)	(196)	(3,386)	(1,559)	(2,760)
Units outstanding at end of period	13,656	9,070	20,992	9,356	41,937
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Federated
	DWS	Hermes	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Small Mid Cap	Government	Contrafund℠	Contrafund℠	Equity-Income
	Growth VIP -	Money	Portfolio -	Portfolio -	Portfolio℠ -
	Class A	Fund II	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,989)	$44,011	$(30,451)	$(278,121)	$1,381
Net realized gains (losses)	(9,705)	—	323,293	1,595,265	23,079
Change in unrealized gains (losses)	53,119	—	623,087	4,140,715	7,462
Increase (decrease) in net assets from operations	41,425	44,011	915,929	5,457,859	31,922
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	240	60	120	4,780	180
Transfers for contract benefits and terminations	(10,648)	(115,781)	(517,973)	(3,250,676)	(91,965)
Contract maintenance charge	—	(1,352)	(1,963)	(66,905)	(134)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,239)	5,755	(134,330)	(207,406)	275
Increase (decrease) in net assets from contract
transactions	(58,647)	(111,318)	(654,146)	(3,520,207)	(91,644)
INCREASE (DECREASE) IN NET ASSETS	(17,222)	(67,307)	261,783	1,937,652	(59,722)
NET ASSETS AT BEGINNING OF PERIOD	289,129	1,495,132	3,130,284	19,120,928	426,371
NET ASSETS AT END OF PERIOD	$271,907	$1,427,825	$3,392,067	$21,058,580	$366,649

UNITS OUTSTANDING
Units outstanding at beginning of period	11,083	137,039	69,606	631,288	12,811
Units issued	74	845	3,084	11,053	14
Units redeemed	(2,318)	(10,473)	(16,366)	(109,545)	(2,782)
Units outstanding at end of period	8,839	127,411	56,324	532,796	10,043

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income
	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -	Portfolio℠ -
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(98)	$36,151	$21,385	$3,881	$8,895
Net realized gains (losses)	19,581	116,737	(49,158)	914	(2,471)
Change in unrealized gains (losses)	14,563	(22,810)	213,785	77,971	15,452
Increase (decrease) in net assets from operations	34,046	130,078	186,012	82,766	21,876
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(98,046)	(140,728)	(447,348)	(34,109)	(35,397)
Contract maintenance charge	(110)	(5,556)	(6,861)	(1,958)	(2,377)
Transfers among the sub-accounts and with the
Fixed Account - net	4,627	1,460	(229,573)	(683)	13,347
Increase (decrease) in net assets from contract
transactions	(93,529)	(144,824)	(683,782)	(36,750)	(24,427)
INCREASE (DECREASE) IN NET ASSETS	(59,483)	(14,746)	(497,770)	46,016	(2,551)
NET ASSETS AT BEGINNING OF PERIOD	469,716	1,902,304	2,111,617	673,111	395,126
NET ASSETS AT END OF PERIOD	$410,233	$1,887,558	$1,613,847	$719,127	$392,575

UNITS OUTSTANDING
Units outstanding at beginning of period	17,485	122,407	122,059	36,021	30,327
Units issued	443	1,039	162	12	1,060
Units redeemed	(3,941)	(9,820)	(36,709)	(1,823)	(2,844)
Units outstanding at end of period	13,987	113,626	85,512	34,210	28,543
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Government	Government	Growth	Growth	Fidelity® VIP
	Money Market	Money Market	& Income	Opportunities	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,174,382	$1,337,911	$(10,043)	$(26,579)	$(34,510)
Net realized gains (losses)	—	—	290,456	102,612	233,378
Change in unrealized gains (losses)	—	—	164,384	516,063	632,637
Increase (decrease) in net assets from operations	1,174,382	1,337,911	444,797	592,096	831,505
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,592	44,947	—	—	840
Transfers for contract benefits and terminations	(4,357,433)	(7,570,928)	(387,863)	(737,765)	(372,391)
Contract maintenance charge	(15,267)	(83,787)	(7,885)	(5,699)	(1,848)
Transfers among the sub-accounts and with the
Fixed Account - net	19,120,197	37,613,345	(81,483)	246,429	(128,579)
Increase (decrease) in net assets from contract
transactions	14,750,089	30,003,577	(477,231)	(497,035)	(501,978)
INCREASE (DECREASE) IN NET ASSETS	15,924,471	31,341,488	(32,434)	95,061	329,527
NET ASSETS AT BEGINNING OF PERIOD	26,966,639	35,026,697	2,943,985	1,427,252	2,659,700
NET ASSETS AT END OF PERIOD	$42,891,110	$66,368,185	$2,911,551	$1,522,313	$2,989,227

UNITS OUTSTANDING
Units outstanding at beginning of period	2,785,673	3,858,558	95,791	35,583	74,783
Units issued	2,223,043	4,375,219	1,595	5,769	120
Units redeemed	(727,652)	(1,092,566)	(16,040)	(15,235)	(13,467)
Units outstanding at end of period	4,281,064	7,141,211	81,346	26,117	61,436
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	High Income	Index 500	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,594)	$5,503	$35,475	$2,689	$(29,326)
Net realized gains (losses)	9,442	(794)	(33,357)	150,621	1,374,920
Change in unrealized gains (losses)	40,629	6,079	73,705	395,994	(324,938)
Increase (decrease) in net assets from operations	47,477	10,788	75,823	549,304	1,020,656
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,920	—
Transfers for contract benefits and terminations	(2,366)	(1,691)	(123,380)	(139,459)	(2,649,062)
Contract maintenance charge	(21)	(140)	(1,682)	(1,281)	(15,006)
Transfers among the sub-accounts and with the
Fixed Account - net	(5)	4,950	(4,863)	(50,280)	5,162
Increase (decrease) in net assets from contract
transactions	(2,392)	3,119	(129,925)	(188,100)	(2,658,906)
INCREASE (DECREASE) IN NET ASSETS	45,085	13,907	(54,102)	361,204	(1,638,250)
NET ASSETS AT BEGINNING OF PERIOD	141,508	119,055	995,189	2,338,203	5,435,501
NET ASSETS AT END OF PERIOD	$186,593	$132,962	$941,087	$2,699,407	$3,797,251

UNITS OUTSTANDING
Units outstanding at beginning of period	4,395	6,798	58,640	75,601	185,917
Units issued	—	295	1,185	456	7,141
Units redeemed	(62)	(115)	(8,730)	(5,892)	(88,309)
Units outstanding at end of period	4,333	6,978	51,095	70,165	104,749
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity® VIP	Fidelity® VIP
	Investment	Investment	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Grade Bond	Grade Bond	Mid Cap	Overseas	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,187	$6	$(65,271)	$(1,015)	$(2)
Net realized gains (losses)	(5,487)	(3)	127,805	4,930	4
Change in unrealized gains (losses)	21,463	25	559,063	56,347	35
Increase (decrease) in net assets from operations	22,163	28	621,597	60,262	37
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	—	—	3,400	—
Transfers for contract benefits and terminations	(26,718)	—	(512,151)	(18,551)	—
Contract maintenance charge	(262)	(3)	(16,989)	(253)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	6,512	7	42,606	(3,562)	(12)
Increase (decrease) in net assets from contract
transactions	(20,318)	4	(486,534)	(18,966)	(14)
INCREASE (DECREASE) IN NET ASSETS	1,845	32	135,063	41,296	23
NET ASSETS AT BEGINNING OF PERIOD	463,085	640	5,091,019	326,648	213
NET ASSETS AT END OF PERIOD	$464,930	$672	$5,226,082	$367,944	$236

UNITS OUTSTANDING
Units outstanding at beginning of period	23,615	44	183,590	19,365	9
Units issued	466	—	8,111	300	—
Units redeemed	(1,475)	—	(25,074)	(1,408)	(1)
Units outstanding at end of period	22,606	44	166,627	18,257	8
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Franklin		Franklin	Franklin
	Franklin	Growth	Franklin	Large Cap	Mutual Global
	DynaTech	and Income	Income	Growth	Discovery
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,750)	$70,950	$1,471,369	$(150,009)	$33,394
Net realized gains (losses)	(89,919)	(341,130)	2,097,772	(14,026)	188,333
Change in unrealized gains (losses)	384,299	1,079,403	(845,104)	3,313,565	535,042
Increase (decrease) in net assets from operations	280,630	809,223	2,724,037	3,149,530	756,769
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,450	1,064	12,652	—
Transfers for contract benefits and terminations	(92,492)	(1,491,486)	(6,157,814)	(1,517,011)	(825,275)
Contract maintenance charge	(3,441)	(42,714)	(63,863)	(22,526)	(13,908)
Transfers among the sub-accounts and with the
Fixed Account - net	(39,972)	(246,283)	(109,452)	(877,747)	(116,881)
Increase (decrease) in net assets from contract
transactions	(135,905)	(1,778,033)	(6,330,065)	(2,404,632)	(956,064)
INCREASE (DECREASE) IN NET ASSETS	144,725	(968,810)	(3,606,028)	744,898	(199,295)
NET ASSETS AT BEGINNING OF PERIOD	748,064	12,692,350	43,775,414	9,158,973	4,614,655
NET ASSETS AT END OF PERIOD	$892,789	$11,723,540	$40,169,386	$9,903,871	$4,415,360

UNITS OUTSTANDING
Units outstanding at beginning of period	28,017	341,440	1,972,774	342,650	224,171
Units issued	1,599	9,828	65,416	3,760	4,520
Units redeemed	(6,008)	(57,797)	(346,192)	(78,837)	(46,888)
Units outstanding at end of period	23,608	293,471	1,691,998	267,573	181,803
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Goldman Sachs
			Franklin	Franklin	VIT Large
	Franklin	Franklin	Small-Mid	U.S. Government	Cap Value Fund -
	Mutual Shares	Small Cap Value	Cap Growth	Securities	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$49,161	$(132,394)	$(11,837)	$40,983	$(1,100)
Net realized gains (losses)	1,601,393	354,836	(28,359)	(235,092)	55,674
Change in unrealized gains (losses)	871,791	1,074,316	209,835	286,177	58,022
Increase (decrease) in net assets from operations	2,522,345	1,296,758	169,639	92,068	112,596
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,269	3,910	—	—	—
Transfers for contract benefits and terminations	(2,757,536)	(1,533,323)	(28,051)	(1,019,649)	(191,253)
Contract maintenance charge	(51,851)	(29,291)	(3,329)	(17,258)	(2,238)
Transfers among the sub-accounts and with the
Fixed Account - net	(108,197)	204,672	(32,509)	666,639	3,281
Increase (decrease) in net assets from contract
transactions	(2,909,315)	(1,354,032)	(63,889)	(370,268)	(190,210)
INCREASE (DECREASE) IN NET ASSETS	(386,970)	(57,274)	105,750	(278,200)	(77,614)
NET ASSETS AT BEGINNING OF PERIOD	23,747,071	12,867,968	713,236	4,012,024	1,183,791
NET ASSETS AT END OF PERIOD	$23,360,101	$12,810,694	$818,986	$3,733,824	$1,106,177

UNITS OUTSTANDING
Units outstanding at beginning of period	966,716	297,236	15,364	366,349	52,332
Units issued	15,827	14,656	240	87,527	1,615
Units redeemed	(128,208)	(45,063)	(1,444)	(116,150)	(9,768)
Units outstanding at end of period	854,335	266,829	14,160	337,726	44,179
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Goldman Sachs		Goldman Sachs
	Goldman Sachs	VIT Small Cap	Goldman Sachs	VIT U.S.	Invesco V.I.
	VIT Mid	Equity Insights	VIT Strategic	Equity Insights	American
	Cap Value Fund -	Fund -	Growth Fund -	Fund -	Franchise
	Institutional	Institutional	Institutional	Institutional	Fund -
	Class	Class	Class	Class	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,903)	$(15,222)	$(84)	$(18,952)	$(963,650)
Net realized gains (losses)	19,209	(57,380)	237	25,129	1,337,898
Change in unrealized gains (losses)	101,027	413,984	1,682	341,421	21,016,418
Increase (decrease) in net assets from operations	112,333	341,382	1,835	347,598	21,390,666
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	44,298
Transfers for contract benefits and terminations	(180,671)	(280,453)	—	(328,210)	(5,254,867)
Contract maintenance charge	(2,592)	(3,254)	(16)	(3,157)	(28,036)
Transfers among the sub-accounts and with the
Fixed Account - net	83	(11,878)	(2)	(87,598)	(823,907)
Increase (decrease) in net assets from contract
transactions	(183,180)	(295,585)	(18)	(418,965)	(6,062,512)
INCREASE (DECREASE) IN NET ASSETS	(70,847)	45,797	1,817	(71,367)	15,328,154
NET ASSETS AT BEGINNING OF PERIOD	1,325,741	2,151,909	4,613	1,833,303	57,292,939
NET ASSETS AT END OF PERIOD	$1,254,894	$2,197,706	$6,430	$1,761,936	$72,621,093

UNITS OUTSTANDING
Units outstanding at beginning of period	42,344	89,500	134	61,014	2,182,849
Units issued	707	5,234	—	529	45,555
Units redeemed	(6,638)	(16,986)	—	(13,280)	(242,880)
Units outstanding at end of period	36,413	77,748	134	48,263	1,985,524
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Capital	Capital
	Franchise	American Value	American Value	Appreciation	Appreciation
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(258,923)	$(272,636)	$(151,432)	$(42,321)	$(183,998)
Net realized gains (losses)	320,205	5,363,038	2,278,707	(27,946)	(235,471)
Change in unrealized gains (losses)	4,625,708	(1,652,025)	(718,505)	959,221	3,637,444
Increase (decrease) in net assets from operations	4,686,990	3,438,377	1,408,770	888,954	3,217,975
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	460	3,096	2,912	4,440	3,905
Transfers for contract benefits and terminations	(2,173,849)	(3,043,655)	(1,657,262)	(242,670)	(1,407,216)
Contract maintenance charge	(26,717)	(18,044)	(33,753)	(1,423)	(33,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(497,111)	(527,577)	(27,239)	(61,102)	(443,285)
Increase (decrease) in net assets from contract
transactions	(2,697,217)	(3,586,180)	(1,715,342)	(300,755)	(1,880,241)
INCREASE (DECREASE) IN NET ASSETS	1,989,773	(147,803)	(306,572)	588,199	1,337,734
NET ASSETS AT BEGINNING OF PERIOD	13,360,443	28,093,572	11,905,905	2,765,154	10,463,024
NET ASSETS AT END OF PERIOD	$15,350,216	$27,945,769	$11,599,333	$3,353,353	$11,800,758

UNITS OUTSTANDING
Units outstanding at beginning of period	506,014	1,233,261	313,762	100,863	316,716
Units issued	6,319	40,584	12,598	456	2,692
Units redeemed	(83,869)	(202,736)	(53,591)	(11,094)	(50,434)
Units outstanding at end of period	428,464	1,071,109	272,769	90,225	268,974
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative	Conservative
	Comstock	Comstock	Balanced	Balanced	Invesco V.I.
	Fund -	Fund -	Fund -	Fund -	Core Equity Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$59,880	$(89,378)	$2,041	$2,937	$(324,764)
Net realized gains (losses)	2,593,652	7,295,638	4,011	(16,870)	728,423
Change in unrealized gains (losses)	(832,161)	(2,541,701)	58,475	385,054	8,689,607
Increase (decrease) in net assets from operations	1,821,371	4,664,559	64,527	371,121	9,093,266
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	3,234	—	675	888
Transfers for contract benefits and terminations	(1,869,077)	(5,618,983)	(101,132)	(313,631)	(6,102,774)
Contract maintenance charge	(5,758)	(76,181)	(268)	(17,052)	(19,873)
Transfers among the sub-accounts and with the
Fixed Account - net	195,148	7,918	280	38,842	(136,028)
Increase (decrease) in net assets from contract
transactions	(1,679,567)	(5,684,012)	(101,120)	(291,166)	(6,257,787)
INCREASE (DECREASE) IN NET ASSETS	141,804	(1,019,453)	(36,593)	79,955	2,835,479
NET ASSETS AT BEGINNING OF PERIOD	18,252,468	50,227,858	649,363	3,715,770	44,794,884
NET ASSETS AT END OF PERIOD	$18,394,272	$49,208,405	$612,770	$3,795,725	$47,630,363

UNITS OUTSTANDING
Units outstanding at beginning of period	513,337	1,485,908	38,366	210,550	1,566,960
Units issued	23,828	21,780	67	3,065	27,066
Units redeemed	(70,319)	(180,276)	(5,494)	(18,991)	(237,162)
Units outstanding at end of period	466,846	1,327,412	32,939	194,624	1,356,864
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Invesco V.I.	Invesco V.I.
		Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid
	Invesco V.I.	Core Plus	Core Plus	Cap Growth	Cap Growth
	Core Equity Fund -	Bond Fund -	Bond Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,509)	$43,980	$42,872	$(68,543)	$(157,220)
Net realized gains (losses)	4,541	(116,757)	(70,482)	(183,397)	(400,111)
Change in unrealized gains (losses)	124,664	247,844	235,772	784,743	1,530,527
Increase (decrease) in net assets from operations	120,696	175,067	208,162	532,803	973,196
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	750	9,366	180	773
Transfers for contract benefits and terminations	(64,208)	(473,851)	(994,563)	(256,288)	(1,101,431)
Contract maintenance charge	(1,010)	(1,282)	(16,048)	(1,520)	(24,072)
Transfers among the sub-accounts and with the
Fixed Account - net	(36,727)	108,773	235,319	(314,713)	408,931
Increase (decrease) in net assets from contract
transactions	(101,945)	(365,610)	(765,926)	(572,341)	(715,799)
INCREASE (DECREASE) IN NET ASSETS	18,751	(190,543)	(557,764)	(39,538)	257,397
NET ASSETS AT BEGINNING OF PERIOD	626,045	4,077,540	5,428,176	4,890,673	9,478,872
NET ASSETS AT END OF PERIOD	$644,796	$3,886,997	$4,870,412	$4,851,135	$9,736,269

UNITS OUTSTANDING
Units outstanding at beginning of period	28,649	276,924	568,912	401,145	506,406
Units issued	409	12,703	32,469	11,837	42,344
Units redeemed	(4,220)	(37,320)	(105,831)	(55,249)	(66,016)
Units outstanding at end of period	24,838	252,307	495,550	357,733	482,734

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Equally-Weighted	Equally-Weighted	Equity and Income
	Dividend Fund -	Dividend Fund -	S&P 500 Fund -	S&P 500 Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$456,533	$(8,798)	$(22,350)	$(233,472)	$101,911
Net realized gains (losses)	9,957,420	2,161,965	1,728,628	2,535,552	823,124
Change in unrealized gains (losses)	(4,544,545)	(915,290)	1,296,952	2,064,492	642,459
Increase (decrease) in net assets from operations	5,869,408	1,237,877	3,003,230	4,366,572	1,567,494
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,050	—	450	1,830	168
Transfers for contract benefits and terminations	(8,472,985)	(2,078,583)	(1,886,327)	(3,590,420)	(2,058,928)
Contract maintenance charge	(29,507)	(21,320)	(7,588)	(49,337)	(6,478)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,310,243)	(228,567)	469,504	(608,885)	452,077
Increase (decrease) in net assets from contract
transactions	(9,811,685)	(2,328,470)	(1,423,961)	(4,246,812)	(1,613,161)
INCREASE (DECREASE) IN NET ASSETS	(3,942,277)	(1,090,593)	1,579,269	119,760	(45,667)
NET ASSETS AT BEGINNING OF PERIOD	86,308,955	20,196,873	25,751,044	40,801,850	18,536,151
NET ASSETS AT END OF PERIOD	$82,366,678	$19,106,280	$27,330,313	$40,921,610	$18,490,484

UNITS OUTSTANDING
Units outstanding at beginning of period	1,236,515	804,695	2,680,098	4,262,819	708,582
Units issued	95,184	12,936	84,215	115,511	39,759
Units redeemed	(233,455)	(104,084)	(226,127)	(542,888)	(95,131)
Units outstanding at end of period	1,098,244	713,547	2,538,186	3,835,442	653,210
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.
	Equity	Invesco V.I.	Invesco V.I.	Global	Invesco V.I.
	and Income	EQV International	EQV International	Core Equity	Global
	Fund -	Equity Fund -	Equity Fund -	Fund -	Core Equity Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,077)	$(124,114)	$(16,194)	$(123,417)	$(111,404)
Net realized gains (losses)	842,931	150,244	(2,931)	(21,875)	(762)
Change in unrealized gains (losses)	376,872	1,547,544	154,032	2,786,458	1,463,267
Increase (decrease) in net assets from operations	1,217,726	1,573,674	134,907	2,641,166	1,351,101
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,248	208	—	600	—
Transfers for contract benefits and terminations	(2,146,402)	(614,252)	(115,449)	(1,468,496)	(782,593)
Contract maintenance charge	(24,077)	(3,693)	(2,835)	(6,065)	(10,507)
Transfers among the sub-accounts and with the
Fixed Account - net	139,498	(211,400)	(5,004)	(239,609)	(221,563)
Increase (decrease) in net assets from contract
transactions	(2,029,733)	(829,137)	(123,288)	(1,713,570)	(1,014,663)
INCREASE (DECREASE) IN NET ASSETS	(812,007)	744,537	11,619	927,596	336,438
NET ASSETS AT BEGINNING OF PERIOD	15,996,825	9,858,043	899,086	14,020,896	7,438,362
NET ASSETS AT END OF PERIOD	$15,184,818	$10,602,580	$910,705	$14,948,492	$7,774,800

UNITS OUTSTANDING
Units outstanding at beginning of period	586,146	416,550	70,397	501,342	454,016
Units issued	21,210	13,488	3,851	9,828	3,591
Units redeemed	(93,284)	(47,268)	(12,894)	(70,494)	(59,972)
Units outstanding at end of period	514,072	382,770	61,354	440,676	397,635
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Global	Global	Government
	Global	Global	Strategic Income	Strategic Income	Money Market
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,140)	$(82,469)	$(6,030)	$(261,794)	$103,047
Net realized gains (losses)	219,285	608,925	(17,669)	(580,584)	—
Change in unrealized gains (losses)	318,742	918,770	54,221	1,900,741	—
Increase (decrease) in net assets from operations	517,887	1,445,226	30,522	1,058,363	103,047
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	480	1,990	60	30,929	—
Transfers for contract benefits and terminations	(101,572)	(563,790)	(43,087)	(2,077,837)	(2,528,541)
Contract maintenance charge	(949)	(18,524)	(202)	(47,159)	(1,905)
Transfers among the sub-accounts and with the
Fixed Account - net	(18,622)	(288,160)	(24,987)	101,983	2,296,428
Increase (decrease) in net assets from contract
transactions	(120,663)	(868,484)	(68,216)	(1,992,084)	(234,018)
INCREASE (DECREASE) IN NET ASSETS	397,224	576,742	(37,694)	(933,721)	(130,971)
NET ASSETS AT BEGINNING OF PERIOD	1,617,923	4,822,874	458,284	16,716,585	2,641,304
NET ASSETS AT END OF PERIOD	$2,015,147	$5,399,616	$420,590	$15,782,864	$2,510,333

UNITS OUTSTANDING
Units outstanding at beginning of period	41,346	122,904	41,757	1,044,301	241,504
Units issued	75	2,047	370	34,680	332,927
Units redeemed	(3,184)	(20,753)	(9,894)	(156,038)	(352,136)
Units outstanding at end of period	38,237	104,198	32,233	922,943	222,295
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.
	Government	Invesco V.I.	Invesco V.I.	Growth
	Money Market	Government	Government	and Income	Invesco V.I.
	Fund -	Securities Fund -	Securities Fund -	Fund -	High Yield Fund -
	Series II	Series I	Series II	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$51	$22,472	$(89)	$(81,551)	$195,078
Net realized gains (losses)	—	(76,151)	(8,823)	2,645,794	(185,620)
Change in unrealized gains (losses)	—	157,900	13,418	(580,590)	440,970
Increase (decrease) in net assets from operations	51	104,221	4,506	1,983,653	450,428
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	364	—
Transfers for contract benefits and terminations	(2,037)	(310,717)	(59,996)	(2,973,797)	(736,525)
Contract maintenance charge	—	(1,468)	—	(58,877)	(2,807)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	25,775	(3,653)	142,161	(161,241)
Increase (decrease) in net assets from contract
transactions	(2,039)	(286,410)	(63,649)	(2,890,149)	(900,573)
INCREASE (DECREASE) IN NET ASSETS	(1,988)	(182,189)	(59,143)	(906,496)	(450,145)
NET ASSETS AT BEGINNING OF PERIOD	2,766	3,557,368	186,130	20,984,984	5,732,156
NET ASSETS AT END OF PERIOD	$778	$3,375,179	$126,987	$20,078,488	$5,282,011

UNITS OUTSTANDING
Units outstanding at beginning of period	315	235,007	16,251	557,590	297,530
Units issued	1	8,792	—	11,915	7,248
Units redeemed	(229)	(27,831)	(5,225)	(86,191)	(50,377)
Units outstanding at end of period	87	215,968	11,026	483,314	254,401
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Main Street	Main Street
	High Yield Fund -	Fund® -	Fund® -	Mid Cap Fund® -	Mid Cap Fund® -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$109,751	$(5,242)	$(188,211)	$(78,162)	$(9,257)
Net realized gains (losses)	(100,496)	34,008	386,228	(187,208)	(16,764)
Change in unrealized gains (losses)	249,737	136,465	2,904,278	1,068,902	86,769
Increase (decrease) in net assets from operations	258,992	165,231	3,102,295	803,532	60,748
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	306	—	10,180	180	—
Transfers for contract benefits and terminations	(381,327)	(103,882)	(2,423,070)	(711,103)	(48,250)
Contract maintenance charge	(5,029)	(404)	(45,297)	(1,449)	(357)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,412)	(992)	(447,146)	(39,134)	(5,074)
Increase (decrease) in net assets from contract
transactions	(398,462)	(105,278)	(2,905,333)	(751,506)	(53,681)
INCREASE (DECREASE) IN NET ASSETS	(139,470)	59,953	196,962	52,026	7,067
NET ASSETS AT BEGINNING OF PERIOD	3,593,716	814,327	16,153,750	6,695,689	532,650
NET ASSETS AT END OF PERIOD	$3,454,246	$874,280	$16,350,712	$6,747,715	$539,717

UNITS OUTSTANDING
Units outstanding at beginning of period	305,058	30,032	440,583	220,518	22,136
Units issued	4,535	41	7,624	2,373	292
Units redeemed	(41,255)	(3,873)	(78,828)	(25,444)	(2,381)
Units outstanding at end of period	268,338	26,200	369,379	197,447	20,047
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			Janus Henderson
	Main Street	Main Street			VIT Forty
	Small Cap	Small Cap	Invesco V.I.	Invesco V.I.	Portfolio -
	Fund® -	Fund® -	Technology Fund -	Technology Fund -	Institutional
	Series I	Series II	Series I	Series II	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,672)	$(50,309)	$(38,127)	$(36)	$(4)
Net realized gains (losses)	13,024	162,131	(180,024)	(18)	4
Change in unrealized gains (losses)	96,897	986,029	1,254,825	1,021	68
Increase (decrease) in net assets from operations	108,249	1,097,851	1,036,674	967	68
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,000	—	—	—
Transfers for contract benefits and terminations	(58,930)	(893,668)	(148,158)	(48)	—
Contract maintenance charge	(764)	(24,855)	(1,039)	—	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,226)	16,396	(451,273)	(2)	(29)
Increase (decrease) in net assets from contract
transactions	(97,920)	(901,127)	(600,470)	(50)	(30)
INCREASE (DECREASE) IN NET ASSETS	10,329	196,724	436,204	917	38
NET ASSETS AT BEGINNING OF PERIOD	709,403	7,348,548	2,491,906	2,194	199
NET ASSETS AT END OF PERIOD	$719,732	$7,545,272	$2,928,110	$3,111	$237

UNITS OUTSTANDING
Units outstanding at beginning of period	12,093	140,219	78,044	74	4
Units issued	109	4,955	149	—	—
Units redeemed	(1,683)	(20,822)	(14,839)	(2)	(1)
Units outstanding at end of period	10,519	124,352	63,354	72	3
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Lazard	Legg Mason
	Retirement	Partners		Lord Abbett
	Series Emerging	Clearbridge	Lord Abbett	Fundamental	Lord Abbett
	Markets Equity	Variable Large	Bond Debenture	Equity	Growth and Income
	Portfolio -	Cap Value	Portfolio -	Portfolio -	Portfolio -
	Service Shares	Portfolio - Class I	Class VC	Class VC	Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6	$(2)	$203,830	$(18,118)	$(32,811)
Net realized gains (losses)	1	56	(199,783)	31,798	139,291
Change in unrealized gains (losses)	23	34	287,983	180,251	382,425
Increase (decrease) in net assets from operations	30	88	292,030	193,931	488,905
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,151	2,100	—
Transfers for contract benefits and terminations	—	—	(1,021,256)	(297,424)	(347,186)
Contract maintenance charge	(1)	(5)	(19,916)	(2,235)	(11,257)
Transfers among the sub-accounts and with the
Fixed Account - net	(27)	(22)	114,578	(40,655)	(92,191)
Increase (decrease) in net assets from contract
transactions	(28)	(27)	(922,443)	(338,214)	(450,634)
INCREASE (DECREASE) IN NET ASSETS	2	61	(630,413)	(144,283)	38,271
NET ASSETS AT BEGINNING OF PERIOD	165	673	6,822,208	1,750,804	4,658,529
NET ASSETS AT END OF PERIOD	$167	$734	$6,191,795	$1,606,521	$4,696,800

UNITS OUTSTANDING
Units outstanding at beginning of period	4	22	360,707	62,997	192,968
Units issued	—	—	20,503	778	4,794
Units redeemed	(1)	(1)	(69,242)	(12,428)	(23,251)
Units outstanding at end of period	3	21	311,968	51,347	174,511
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Lord Abbett		LVIP American
	Growth	Lord Abbett	Century	MFS® VIT	MFS® VIT
	Opportunities	Mid-Cap Stock	International	Growth	Growth
	Portfolio -	Portfolio -	Fund -	Series -	Series -
	Class VC	Class VC	Standard Class II	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,071)	$(57,711)	$(4)	$(10,726)	$(896)
Net realized gains (losses)	(208,944)	218,469	18	79,597	6,499
Change in unrealized gains (losses)	444,844	483,861	758	156,873	10,476
Increase (decrease) in net assets from operations	198,829	644,619	772	225,744	16,079
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,265	1,610	—	—	—
Transfers for contract benefits and terminations	(363,602)	(528,450)	(1)	(91,276)	(4,695)
Contract maintenance charge	(6,311)	(9,663)	(5)	(351)	(10)
Transfers among the sub-accounts and with the
Fixed Account - net	60,001	(1,414)	(1)	(1,136)	(1,732)
Increase (decrease) in net assets from contract
transactions	(304,647)	(537,917)	(7)	(92,763)	(6,437)
INCREASE (DECREASE) IN NET ASSETS	(105,818)	106,702	765	132,981	9,642
NET ASSETS AT BEGINNING OF PERIOD	2,384,445	5,075,406	7,034	710,729	52,170
NET ASSETS AT END OF PERIOD	$2,278,627	$5,182,108	$7,799	$843,710	$61,812

UNITS OUTSTANDING
Units outstanding at beginning of period	75,030	222,987	320	19,751	1,721
Units issued	2,112	4,794	—	27	25
Units redeemed	(11,371)	(27,195)	—	(2,659)	(225)
Units outstanding at end of period	65,771	200,586	320	17,119	1,521
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,083)	$(736)	$(13,267)	$(953)	$(2,819)
Net realized gains (losses)	46,214	5,898	(43,649)	(725)	28,882
Change in unrealized gains (losses)	73,413	6,613	172,352	9,667	29,093
Increase (decrease) in net assets from operations	114,544	11,775	115,436	7,989	55,156
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	420	—	—
Transfers for contract benefits and terminations	(16,450)	(4,789)	(95,747)	—	(70,311)
Contract maintenance charge	(356)	(22)	(599)	(28)	(92)
Transfers among the sub-accounts and with the
Fixed Account - net	2,169	13	15,150	599	(12,493)
Increase (decrease) in net assets from contract
transactions	(14,637)	(4,798)	(80,776)	571	(82,896)
INCREASE (DECREASE) IN NET ASSETS	99,907	6,977	34,660	8,560	(27,740)
NET ASSETS AT BEGINNING OF PERIOD	666,191	73,112	967,714	62,629	316,662
NET ASSETS AT END OF PERIOD	$766,098	$80,089	$1,002,374	$71,189	$288,922

UNITS OUTSTANDING
Units outstanding at beginning of period	23,388	2,516	21,226	1,994	11,045
Units issued	92	1	353	32	7
Units redeemed	(530)	(144)	(1,977)	(14)	(3,081)
Units outstanding at end of period	22,950	2,373	19,602	2,012	7,971
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		MFS® VIT
	MFS® VIT	Total Return	MFS® VIT	MFS® VIT	MFS® VIT II
	Research	Bond	Utilities	Utilities	High Yield
	Series -	Series -	Series -	Series -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(393)	$11,547	$3,647	$2,107	$12,162
Net realized gains (losses)	2,476	(8,433)	23,928	16,896	(1,626)
Change in unrealized gains (losses)	3,526	31,653	(38,457)	(24,215)	17,381
Increase (decrease) in net assets from operations	5,609	34,767	(10,882)	(5,212)	27,917
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(3,161)	(70,579)	(117,885)	(60,303)	(5,539)
Contract maintenance charge	(11)	(205)	(23)	(3)	(71)
Transfers among the sub-accounts and with the
Fixed Account - net	4	816	(1)	2	278
Increase (decrease) in net assets from contract
transactions	(3,168)	(69,968)	(117,909)	(60,304)	(5,332)
INCREASE (DECREASE) IN NET ASSETS	2,441	(35,201)	(128,791)	(65,516)	22,585
NET ASSETS AT BEGINNING OF PERIOD	30,088	624,375	167,184	126,882	256,814
NET ASSETS AT END OF PERIOD	$32,529	$589,174	$38,393	$61,366	$279,399

UNITS OUTSTANDING
Units outstanding at beginning of period	1,040	31,639	3,484	3,014	11,886
Units issued	—	44	—	—	27
Units redeemed	(106)	(3,530)	(2,642)	(1,291)	(264)
Units outstanding at end of period	934	28,153	842	1,723	11,649

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(149,892)	$(105,098)	$190,271	$(785)	$(1,469)
Net realized gains (losses)	(2,092,969)	(2,059,577)	(153,330)	(16,117)	(5,001)
Change in unrealized gains (losses)	5,353,321	4,388,524	214,903	722,759	193,030
Increase (decrease) in net assets from operations	3,110,460	2,223,849	251,844	705,857	186,560
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	6,049	18,756	180	—
Transfers for contract benefits and terminations	(784,350)	(800,697)	(281,745)	(632,125)	(189,876)
Contract maintenance charge	(1,867)	(25,650)	(6,134)	(2,259)	(8,397)
Transfers among the sub-accounts and with the
Fixed Account - net	(137,147)	(298,049)	37,383	(477,825)	(1,788)
Increase (decrease) in net assets from contract
transactions	(923,304)	(1,118,347)	(231,740)	(1,112,029)	(200,061)
INCREASE (DECREASE) IN NET ASSETS	2,187,156	1,105,502	20,104	(406,172)	(13,501)
NET ASSETS AT BEGINNING OF PERIOD	7,891,463	5,735,927	2,708,506	7,578,314	1,932,880
NET ASSETS AT END OF PERIOD	$10,078,619	$6,841,429	$2,728,610	$7,172,142	$1,919,379

UNITS OUTSTANDING
Units outstanding at beginning of period	230,971	181,327	124,777	396,330	62,367
Units issued	7,610	6,595	4,372	8,596	1,363
Units redeemed	(30,683)	(38,190)	(14,989)	(68,618)	(7,594)
Units outstanding at end of period	207,898	149,732	114,160	336,308	56,136
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$204,169	$39,656	$91,211	$(22,595)	$(2,245,862)
Net realized gains (losses)	1,772,019	647,493	(898,928)	(427,556)	(24,494,741)
Change in unrealized gains (losses)	(1,441,758)	(553,369)	4,541,648	1,592,947	88,000,521
Increase (decrease) in net assets from operations	534,430	133,780	3,733,931	1,142,796	61,259,918
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	588	1,500	42,260
Transfers for contract benefits and terminations	(2,089,750)	(941,867)	(2,771,941)	(1,300,794)	(12,441,990)
Contract maintenance charge	(6,723)	(3,260)	(9,877)	(16,170)	(55,972)
Transfers among the sub-accounts and with the
Fixed Account - net	(308,237)	(97,713)	(367,301)	(394,633)	(2,906,505)
Increase (decrease) in net assets from contract
transactions	(2,404,530)	(1,042,840)	(3,148,531)	(1,710,097)	(15,362,207)
INCREASE (DECREASE) IN NET ASSETS	(1,870,100)	(909,060)	585,400	(567,301)	45,897,711
NET ASSETS AT BEGINNING OF PERIOD	18,689,645	7,213,622	31,606,799	10,420,879	138,173,205
NET ASSETS AT END OF PERIOD	$16,819,545	$6,304,562	$32,192,199	$9,853,578	$184,070,916

UNITS OUTSTANDING
Units outstanding at beginning of period	340,634	355,293	1,833,545	680,270	5,292,235
Units issued	14,762	3,702	44,883	17,240	94,990
Units redeemed	(53,192)	(57,167)	(236,065)	(121,140)	(564,577)
Units outstanding at end of period	302,204	301,828	1,642,363	576,370	4,822,648
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Morgan Stanley	Morgan Stanley	Neuberger Berman	Neuberger Berman
	Morgan Stanley	VIF U.S.	VIF U.S.	AMT Mid	AMT Sustainable
	VIF Growth	Real Estate	Real Estate	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class II	Class I	Class II	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(643,446)	$42,294	$30,772	$(26)	$(434)
Net realized gains (losses)	(8,228,996)	(285,552)	(273,061)	(8)	666
Change in unrealized gains (losses)	22,734,474	1,129,403	1,377,566	285	7,654
Increase (decrease) in net assets from operations	13,862,032	886,145	1,135,277	251	7,886
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	36	2,171	—	—
Transfers for contract benefits and terminations	(3,860,727)	(1,175,113)	(1,117,542)	—	18,723
Contract maintenance charge	(58,581)	(1,783)	(27,498)	(8)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,582,347)	(9,995)	(24,353)	1	(18,887)
Increase (decrease) in net assets from contract
transactions	(5,501,655)	(1,186,855)	(1,167,222)	(7)	(172)
INCREASE (DECREASE) IN NET ASSETS	8,360,377	(300,710)	(31,945)	244	7,714
NET ASSETS AT BEGINNING OF PERIOD	32,401,387	7,801,243	9,775,754	1,550	31,731
NET ASSETS AT END OF PERIOD	$40,761,764	$7,500,533	$9,743,809	$1,794	$39,445

UNITS OUTSTANDING
Units outstanding at beginning of period	2,778,192	213,363	313,994	37	2,552
Units issued	54,950	7,607	11,234	—	—
Units redeemed	(389,696)	(38,782)	(46,363)	—	(12)
Units outstanding at end of period	2,443,446	182,188	278,865	37	2,540
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	PIMCO VIT		PIMCO VIT
	Commodity	PIMCO VIT	International		PIMCO VIT
	RealReturn®	Emerging	Bond Portfolio	PIMCO VIT	Total Return
	Strategy	Markets Bond	(U.S. Dollar-	Real Return	Portfolio -
	Portfolio -	Portfolio -	Hedged) -	Portfolio -	Institutional
	Advisor Class	Advisor Class	Institutional Class	Advisor Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$49,338	$9,641	$7	$25,277	$9
Net realized gains (losses)	(41,340)	(5,099)	18	(29,274)	—
Change in unrealized gains (losses)	(44,034)	16,974	25	40,198	9
Increase (decrease) in net assets from operations	(36,036)	21,516	50	36,201	18
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(43,905)	(11,847)	—	(201,032)	—
Contract maintenance charge	(1,695)	(959)	(3)	(6,782)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	15,296	537	(1)	103,814	(2)
Increase (decrease) in net assets from contract
transactions	(30,304)	(12,269)	(4)	(104,000)	(3)
INCREASE (DECREASE) IN NET ASSETS	(66,340)	9,247	46	(67,799)	15
NET ASSETS AT BEGINNING OF PERIOD	388,407	241,096	684	2,123,480	364
NET ASSETS AT END OF PERIOD	$322,067	$250,343	$730	$2,055,681	$379

UNITS OUTSTANDING
Units outstanding at beginning of period	53,934	16,220	40	159,817	23
Units issued	2,657	130	—	9,189	—
Units redeemed	(7,476)	(947)	—	(16,678)	—
Units outstanding at end of period	49,115	15,403	40	152,328	23
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Putnam VT	Putnam VT
			Putnam VT	Emerging	Focused
	PIMCO VIT	Putnam VT	Diversified	Markets	International
	Total Return	Core Equity	Income	Equity	Equity
	Portfolio -	Fund -	Fund -	Fund -	Fund -
	Advisor Class	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$84,960	$(314,023)	$428,920	$(46,807)	$(89,983)
Net realized gains (losses)	(164,557)	3,788,197	(740,578)	(40,788)	(313,979)
Change in unrealized gains (losses)	253,186	5,032,011	575,818	594,605	2,497,384
Increase (decrease) in net assets from operations	173,589	8,506,185	264,160	507,010	2,093,422
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,619	1,326	8,608	870
Transfers for contract benefits and terminations	(627,308)	(4,030,711)	(1,400,099)	(430,896)	(1,222,348)
Contract maintenance charge	(15,661)	(74,238)	(15,134)	(20,787)	(30,539)
Transfers among the sub-accounts and with the
Fixed Account - net	126,272	(435,134)	395,946	1,996	(85,934)
Increase (decrease) in net assets from contract
transactions	(516,697)	(4,534,464)	(1,017,961)	(441,079)	(1,337,951)
INCREASE (DECREASE) IN NET ASSETS	(343,108)	3,971,721	(753,801)	65,931	755,471
NET ASSETS AT BEGINNING OF PERIOD	4,881,702	34,383,930	9,316,226	5,206,143	12,459,829
NET ASSETS AT END OF PERIOD	$4,538,594	$38,355,651	$8,562,425	$5,272,074	$13,215,300

UNITS OUTSTANDING
Units outstanding at beginning of period	358,845	1,407,428	515,913	397,360	864,644
Units issued	12,409	25,474	30,670	23,856	14,793
Units redeemed	(50,188)	(188,652)	(87,201)	(55,700)	(100,131)
Units outstanding at end of period	321,066	1,244,250	459,382	365,516	779,306
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	George Putnam	Global	Global	Government	Putnam VT
	Balanced	Asset Allocation	Health Care	Money Market	High Yield
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(69,178)	$7,013	$(191,100)	$630,953	$442,144
Net realized gains (losses)	544,376	27,263	1,496,194	(1)	(336,920)
Change in unrealized gains (losses)	5,195,895	1,706,695	(64,061)	—	1,035,812
Increase (decrease) in net assets from operations	5,671,093	1,740,971	1,241,033	630,952	1,141,036
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,234	28,161	11,898	22,258	3,050
Transfers for contract benefits and terminations	(3,461,927)	(1,143,265)	(1,070,966)	(5,667,853)	(1,215,761)
Contract maintenance charge	(77,583)	(30,064)	(45,978)	(84,694)	(31,105)
Transfers among the sub-accounts and with the
Fixed Account - net	(124,859)	(132,139)	(418,457)	10,198,102	(41,108)
Increase (decrease) in net assets from contract
transactions	(3,663,135)	(1,277,307)	(1,523,503)	4,467,813	(1,284,924)
INCREASE (DECREASE) IN NET ASSETS	2,007,958	463,664	(282,470)	5,098,765	(143,888)
NET ASSETS AT BEGINNING OF PERIOD	33,140,675	11,772,564	17,805,000	22,273,928	11,734,454
NET ASSETS AT END OF PERIOD	$35,148,633	$12,236,228	$17,522,530	$27,372,693	$11,590,566

UNITS OUTSTANDING
Units outstanding at beginning of period	1,546,880	516,897	416,232	2,467,068	484,107
Units issued	51,002	9,405	4,679	1,356,729	16,427
Units redeemed	(207,952)	(60,287)	(39,899)	(844,485)	(68,113)
Units outstanding at end of period	1,389,930	466,015	381,012	2,979,312	432,421
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Putnam VT	Putnam VT
	Putnam VT	International	International	Putnam VT	Putnam VT
	Income	Equity	Value	Large Cap	Large Cap Value
	Fund -	Fund -	Fund -	Growth Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,121,227	$(535,972)	$7,707	$(1,300,388)	$779,534
Net realized gains (losses)	(1,415,775)	(83,481)	(39,998)	3,637,507	10,422,611
Change in unrealized gains (losses)	1,070,425	6,193,148	1,001,716	28,610,829	5,431,791
Increase (decrease) in net assets from operations	775,877	5,573,695	969,425	30,947,948	16,633,936
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,134	13,892	6,200	68,051	19,811
Transfers for contract benefits and terminations	(3,041,100)	(3,221,575)	(657,690)	(7,963,766)	(12,944,695)
Contract maintenance charge	(69,280)	(72,813)	(14,530)	(189,873)	(265,019)
Transfers among the sub-accounts and with the
Fixed Account - net	935,413	(839,322)	57,107	(1,980,137)	(655,975)
Increase (decrease) in net assets from contract
transactions	(2,168,833)	(4,119,818)	(608,913)	(10,065,725)	(13,845,878)
INCREASE (DECREASE) IN NET ASSETS	(1,392,956)	1,453,877	360,512	20,882,223	2,788,058
NET ASSETS AT BEGINNING OF PERIOD	27,346,381	35,218,150	5,941,656	76,861,073	127,503,039
NET ASSETS AT END OF PERIOD	$25,953,425	$36,672,027	$6,302,168	$97,743,296	$130,291,097

UNITS OUTSTANDING
Units outstanding at beginning of period	1,722,967	2,299,346	364,444	4,469,067	3,097,597
Units issued	102,009	77,029	17,647	75,829	72,234
Units redeemed	(239,242)	(320,160)	(50,079)	(550,376)	(381,130)
Units outstanding at end of period	1,585,734	2,056,215	332,012	3,994,520	2,788,701
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT		Putnam VT		Putnam VT
	Mortgage	Putnam VT	Small Cap	Putnam VT	Sustainable
	Securities	Research	Growth	Small Cap Value	Future
	Fund -	Fund -	Fund -	Fund -	Fund -
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$802,577	$(99,935)	$(38,259)	$(272,403)	$(58,518)
Net realized gains (losses)	(367,113)	811,936	(38,999)	1,832,990	(131,773)
Change in unrealized gains (losses)	(240,315)	3,355,711	601,322	2,544,047	1,199,252
Increase (decrease) in net assets from operations	195,149	4,067,712	524,064	4,104,634	1,008,961
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	630	8,050	—	3,013	—
Transfers for contract benefits and terminations	(569,730)	(1,434,586)	(292,276)	(2,171,836)	(206,966)
Contract maintenance charge	(13,927)	(39,876)	(8,360)	(30,224)	(11,981)
Transfers among the sub-accounts and with the
Fixed Account - net	139,513	(183,641)	75,918	(177,848)	(158,982)
Increase (decrease) in net assets from contract
transactions	(443,514)	(1,650,053)	(224,718)	(2,376,895)	(377,929)
INCREASE (DECREASE) IN NET ASSETS	(248,365)	2,417,659	299,346	1,727,739	631,032
NET ASSETS AT BEGINNING OF PERIOD	5,738,644	15,841,487	2,594,626	20,481,815	3,977,136
NET ASSETS AT END OF PERIOD	$5,490,279	$18,259,146	$2,893,972	$22,209,554	$4,608,168

UNITS OUTSTANDING
Units outstanding at beginning of period	403,308	539,343	62,336	516,408	98,746
Units issued	15,489	6,055	4,364	11,344	2,570
Units redeemed	(52,578)	(56,222)	(9,496)	(70,458)	(10,945)
Units outstanding at end of period	366,219	489,176	57,204	457,294	90,371
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT
	Sustainable	Templeton
	Leaders	Developing	Templeton	Templeton	Templeton
	Fund -	Markets	Foreign	Global Bond	Growth
	Class IB	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(549,261)	$15,889	$294,377	$(8,281)	$5,525
Net realized gains (losses)	3,066,823	(89,947)	(137,554)	(18,829)	(2,023)
Change in unrealized gains (losses)	11,240,838	437,214	3,207,927	31,705	48,002
Increase (decrease) in net assets from operations	13,758,400	363,156	3,364,750	4,595	51,504
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	52,327	1,515	15,149	—	—
Transfers for contract benefits and terminations	(4,509,723)	(448,734)	(2,689,462)	(50,023)	(10,526)
Contract maintenance charge	(171,054)	(12,556)	(38,637)	(775)	(127)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,805,224)	71,756	(618,336)	(137,968)	(13,034)
Increase (decrease) in net assets from contract
transactions	(6,433,674)	(388,019)	(3,331,286)	(188,766)	(23,687)
INCREASE (DECREASE) IN NET ASSETS	7,324,726	(24,863)	33,464	(184,171)	27,817
NET ASSETS AT BEGINNING OF PERIOD	59,903,200	3,501,151	19,296,518	688,687	281,292
NET ASSETS AT END OF PERIOD	$67,227,926	$3,476,288	$19,329,982	$504,516	$309,109

UNITS OUTSTANDING
Units outstanding at beginning of period	2,268,895	107,488	1,140,716	31,901	12,656
Units issued	21,466	5,188	14,533	2,447	1
Units redeemed	(235,889)	(16,433)	(191,608)	(12,936)	(965)
Units outstanding at end of period	2,054,472	96,243	963,641	21,412	11,692
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC”, formerly known as Allstate Life Insurance Company) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of Allstate Life Insurance Company (“ALIC”). Subsequently Allstate Life Insurance Company was renamed Everlake Life Insurance Company. The transaction had no impact on the obligations towards the contractholders of Everlake Financial Advisors Separate Account I.
Everlake Financial Advisors Separate Account I (the “Account”, formerly known as Allstate Financial Advisors Separate Account I), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of ELIC. The assets of the Account are legally segregated from those of ELIC. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, ALIC completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish ELIC’s contractual obligations to the contractholders. ELIC continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to ELIC.
ELIC issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein ELIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (“Fund” or “Funds”) in which they invest:

Alliance Bernstein VPS Discovery Value Portfolio - Class B	AST Bond Portfolio 2024
Alliance Bernstein VPS International Value Portfolio - Class B	AST Bond Portfolio 2025
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	AST Bond Portfolio 2026
Alliance Bernstein VPS Relative Value Portfolio - Class B	AST Bond Portfolio 2027
AST Academic Strategies Asset Allocation Portfolio	AST Bond Portfolio 2028*
AST Advanced Strategies Portfolio	AST Bond Portfolio 2029*
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2030
AST Bond Portfolio 2023	AST Bond Portfolio 2031

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2032	Fidelity® VIP High Income Portfolio - Service Class 2
AST Bond Portfolio 2033*	Fidelity® VIP Index 500 Portfolio - Initial Class
AST Bond Portfolio 2034*	Fidelity® VIP Index 500 Portfolio - Service Class 2
AST Bond Portfolio 2035*	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
AST Capital Growth Asset Allocation Portfolio	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
AST ClearBridge Dividend Growth Portfolio*	Fidelity® VIP Mid Cap Portfolio - Service Class 2
AST Cohen & Steers Realty Portfolio	Fidelity® VIP Overseas Portfolio - Initial Class
AST Core Fixed Income Portfolio	Fidelity® VIP Overseas Portfolio - Service Class 2
AST Emerging Markets Equity Portfolio	Franklin DynaTech VIP Fund - Class 2
AST Global Bond Portfolio	Franklin Growth and Income VIP Fund - Class 2
AST Government Money Market Portfolio	Franklin Income VIP Fund - Class 2
AST High Yield Portfolio	Franklin Large Cap Growth VIP Fund - Class 2
AST International Equity Portfolio	Franklin Mutual Global Discovery VIP Fund - Class 2
AST Investment Grade Bond Portfolio	Franklin Mutual Shares VIP Fund - Class 2
AST J.P. Morgan Conservative Multi-Asset Portfolio	Franklin Small Cap Value VIP Fund - Class 2
AST J.P. Morgan Moderate Multi-Asset Portfolio	Franklin Small-Mid Cap Growth VIP Fund - Class 2
AST Large-Cap Core Portfolio	Franklin U.S. Government Securities VIP Fund - Class 2
AST Large-Cap Growth Portfolio	Goldman Sachs VIT International Equity Insights Fund - Institutional Class*
AST Large-Cap Value Portfolio	Goldman Sachs VIT Large Cap Value Fund - Institutional Class
AST MFS Global Equity Portfolio	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
AST Mid-Cap Growth Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
AST Mid-Cap Value Portfolio	Goldman Sachs VIT Strategic Growth Fund - Institutional Class
AST Preservation Asset Allocation Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class
AST Prudential Growth Allocation Portfolio	Invesco Oppenheimer V.I. International Growth Fund - Series II*
AST Quantitative Modeling Portfolio*	Invesco V.I. American Franchise Fund - Series I
AST Small-Cap Equity Portfolio	Invesco V.I. American Franchise Fund - Series II
AST Small-Cap Value Portfolio	Invesco V.I. American Value Fund - Series I
AST T. Rowe Price Asset Allocation Portfolio	Invesco V.I. American Value Fund - Series II
AST T. Rowe Price Natural Resources Portfolio*	Invesco V.I. Capital Appreciation Fund - Series I
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. Capital Appreciation Fund - Series II
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.*	Invesco V.I. Comstock Fund - Series I
BNY Mellon VIF Government Money Market Portfolio	Invesco V.I. Comstock Fund - Series II
BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	Invesco V.I. Conservative Balanced Fund - Series I
DWS Capital Growth VIP - Class A	Invesco V.I. Conservative Balanced Fund - Series II
DWS Core Equity VIP - Class A	Invesco V.I. Core Equity Fund - Series I
DWS CROCI® International VIP - Class A	Invesco V.I. Core Equity Fund - Series II
DWS Global Income Builder VIP - Class A	Invesco V.I. Core Plus Bond Fund - Series I
DWS Global Small Cap VIP - Class A	Invesco V.I. Core Plus Bond Fund - Series II
DWS Government Money Market VIP - Class A	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
DWS Small Mid Cap Growth VIP - Class A	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Federated Hermes Government Money Fund II	Invesco V.I. Diversified Dividend Fund - Series I
Fidelity® VIP Asset Manager Growth Portfolio - Service Class 2*	Invesco V.I. Diversified Dividend Fund - Series II
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Invesco V.I. Equity and Income Fund - Series I
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Invesco V.I. Equity and Income Fund - Series II
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	Invesco V.I. EQV International Equity Fund - Series I
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Invesco V.I. EQV International Equity Fund - Series II
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Invesco V.I. Global Core Equity Fund - Series I
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	Invesco V.I. Global Core Equity Fund - Series II
Fidelity® VIP Government Money Market Portfolio - Initial Class	Invesco V.I. Global Fund - Series I
Fidelity® VIP Government Money Market Portfolio - Service Class 2	Invesco V.I. Global Fund - Series II
Fidelity® VIP Growth & Income Portfolio - Service Class 2	Invesco V.I. Global Strategic Income Fund - Series I
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Invesco V.I. Global Strategic Income Fund - Series II
Fidelity® VIP Growth Portfolio - Initial Class	Invesco V.I. Government Money Market Fund - Series I
Fidelity® VIP Growth Portfolio - Service Class 2	Invesco V.I. Government Money Market Fund - Series II
Fidelity® VIP High Income Portfolio - Initial Class	Invesco V.I. Government Securities Fund - Series I

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. Government Securities Fund - Series II	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II
Invesco V.I. Growth and Income Fund - Series II	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
Invesco V.I. High Yield Fund - Series I	Neuberger Berman AMT Sustainable Equity Portfolio - Class I
Invesco V.I. High Yield Fund - Series II	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
Invesco V.I. Main Street Fund® - Series I	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
Invesco V.I. Main Street Fund® - Series II	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
Invesco V.I. Main Street Mid Cap Fund® - Series I	PIMCO VIT Real Return Portfolio - Advisor Class
Invesco V.I. Main Street Mid Cap Fund® - Series II	PIMCO VIT Total Return Portfolio - Institutional Class
Invesco V.I. Main Street Small Cap Fund® - Series I	PIMCO VIT Total Return Portfolio - Advisor Class
Invesco V.I. Main Street Small Cap Fund® - Series II	ProFund VP Communication Services*
Invesco V.I. Technology Fund - Series I	ProFund VP Consumer Discretionary*
Invesco V.I. Technology Fund - Series II	ProFund VP Consumer Staples*
Janus Henderson VIT Forty Portfolio - Institutional Shares	ProFund VP Financials*
Janus Henderson VIT Global Research Portfolio - Service Shares*	ProFund VP Health Care*
Janus Henderson VIT Overseas Portfolio - Service Shares*	ProFund VP Industrials*
Lazard Retirement Series Emerging Markets Equity Portfolio - Service Shares	ProFund VP Large-Cap Growth*
Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I	ProFund VP Large-Cap Value*
Lord Abbett Bond Debenture Portfolio - Class VC	ProFund VP Mid-Cap Growth*
Lord Abbett Fundamental Equity Portfolio - Class VC	ProFund VP Mid-Cap Value*
Lord Abbett Growth and Income Portfolio - Class VC	ProFund VP Real Estate*
Lord Abbett Growth Opportunities Portfolio - Class VC	ProFund VP Small-Cap Growth*
Lord Abbett Mid-Cap Stock Portfolio - Class VC	ProFund VP Small-Cap Value*
LVIP American Century Balanced Fund - Standard Class II *	ProFund VP Utilities*
LVIP American Century International Fund - Standard Class II	Putnam VT Core Equity Fund - Class IB
MFS® VIT Growth Series - Initial Class	Putnam VT Diversified Income Fund - Class IB
MFS® VIT Growth Series - Service Class	Putnam VT Emerging Markets Equity Fund - Class IB
MFS® VIT Investors Trust Series - Initial Class	Putnam VT Focused International Equity Fund - Class IB
MFS® VIT Investors Trust Series - Service Class	Putnam VT George Putnam Balanced Fund - Class IB
MFS® VIT New Discovery Series - Initial Class	Putnam VT Global Asset Allocation Fund - Class IB
MFS® VIT New Discovery Series - Service Class	Putnam VT Global Health Care Fund - Class IB
MFS® VIT Research Series - Initial Class	Putnam VT Government Money Market Fund - Class IB
MFS® VIT Research Series - Service Class	Putnam VT High Yield Fund - Class IB
MFS® VIT Total Return Bond Series - Initial Class	Putnam VT Income Fund - Class IB
MFS® VIT Utilities Series - Initial Class	Putnam VT International Equity Fund - Class IB
MFS® VIT Utilities Series - Service Class	Putnam VT International Value Fund - Class IB
MFS® VIT II High Yield Portfolio - Initial Class	Putnam VT Large Cap Growth Fund - Class IB
Morgan Stanley VIF Discovery Portfolio - Class I	Putnam VT Large Cap Value Fund - Class IB
Morgan Stanley VIF Discovery Portfolio - Class II	Putnam VT Mortgage Securities Fund - Class IB
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	Putnam VT Research Fund - Class IB
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	Putnam VT Small Cap Growth Fund - Class IB
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	Putnam VT Small Cap Value Fund - Class IB
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	Putnam VT Sustainable Future Fund - Class IB
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	Putnam VT Sustainable Leaders Fund - Class IB
Morgan Stanley VIF Global Strategist Portfolio - Class I	Rydex VT NASDAQ-100® Fund*
Morgan Stanley VIF Global Strategist Portfolio - Class II	Templeton Developing Markets VIP Fund - Class 2
Morgan Stanley VIF Growth Portfolio - Class I	Templeton Foreign VIP Fund - Class 2
Morgan Stanley VIF Growth Portfolio - Class II	Templeton Global Bond VIP Fund - Class 2
Morgan Stanley VIF U.S. Real Estate Portfolio - Class I	Templeton Growth VIP Fund - Class 2

(*) Sub-account was available, but had no net assets as of December 31, 2024.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ELIC general account assets and earn a fixed rate of return.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Separate Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners. Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (“CODM”) manages the activities of the Separate Account using information of each subaccount. The accounting policies of the Separate Account’s segments are the same as those described in the summary of significant accounting policies (see Note 3).
The Separate Account has identified the Chief Executive Officer of ELIC as the CODM as the Separate Account does not have employees and is not a separate legal entity. The CODM uses increase (decrease) in net assets resulting from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Separate Account. The measure of segment assets is reported on the Statements of Net Assets as Total Net Assets. Refer to the Statements of Operations and Changes in Net Assets, Financial Highlights and the related footnotes for each subaccount’s operating segment results. All assets and revenue are generated in the U.S. and there is no customer greater than 10% of the results for all periods presented.
Subsequent Event - Subsequent events were evaluated through April 7, 2025.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the years ended December 31, 2024 and 2023.

The following sub-account was launched during the year ended December 31, 2024:

Date:	Fund name:
January 2, 2024	AST Bond Portfolio 2035
The following sub-account was launched during the year ended December 31, 2023:

Date:	Fund name:
January 2, 2023	AST Bond Portfolio 2034

The following sub-accounts were liquidated during the year ended December 31, 2024:

Date:	Fund name:
January 2, 2024	AST Bond Portfolio 2023
December 6, 2024	Morgan Stanley VIF Global Infrastructure Portfolio - Class I
December 6, 2024	Morgan Stanley VIF Global Infrastructure Portfolio - Class II
December 6, 2024	Morgan Stanley VIF U.S. Real Estate Portfolio - Class I
December 6, 2024	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II
December 31, 2024	AST Bond Portfolio 2024

The following sub-account was liquidated during the year ended December 31, 2023:

Date:	Fund name:
January 4, 2023	AST Bond Portfolio 2022

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. The Merged from sub-account ceases operations from the effective merger date.

Merger date:	Merged from:	Merged to:
April 26, 2024	Invesco V.I. Conservative Balanced Fund - Series I	Invesco V.I. Equity and Income Fund - Series I
April 26, 2024	Invesco V.I. Conservative Balanced Fund - Series II	Invesco V.I. Equity and Income Fund - Series II
December 6, 2024	AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
December 13, 2024	AST Small-Cap Value Portfolio	AST Small-Cap Equity Portfolio
December 13, 2024	AST Mid-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
December 13, 2024	AST Mid-Cap Value Portfolio	AST Large-Cap Value Portfolio
January 23, 2023	AST BlackRock Global Strategies Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio
January 23, 2023	AST Cohen & Steers Global Realty Portfolio	AST Cohen & Steers Realty Portfolio
February 27, 2023	AST MFS Growth Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio
February 27, 2023	AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
March 13, 2023	AST International Value Portfolio	AST International Equity Portfolio
March 13, 2023	AST J.P. Morgan International Equity Portfolio	AST International Equity Portfolio
March 13, 2023	AST Western Asset Emerging Markets Debt Portfolio	AST Global Bond Portfolio
July 28, 2023	Morgan Stanley VIF Core Plus Fixed Income Portfolio - Class I	BNY Mellon VIF Government Money Market Portfolio
July 28, 2023	Morgan Stanley VIS Income Plus Portfolio - Class X Shares	Fidelity® VIP Government Money Market Portfolio - Initial Class
July 28, 2023	Morgan Stanley VIS Income Plus Portfolio - Class Y Shares	Fidelity® VIP Government Money Market Portfolio - Service Class 2
September 18, 2023	Morgan Stanley VIF Global Franchise Portfolio - Class II	Putnam VT Government Money Market Fund - Class IB & Fidelity® VIP Government Money Market Portfolio - Service Class 2

The following sub-account changes occurred during the year ended December 31, 2024:

New fund name:	Old fund name:
AST J.P. Morgan Conservative Multi-Asset Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
AST Small-Cap Equity Portfolio	AST Small-Cap Growth Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio
LVIP American Century International Fund - Standard Class II	American Century VP International Class I
LVIP American Century Balanced Fund - Standard Class II	American Century VP Balanced - Class I

The following sub-account name changes occurred during the year ended December 31, 2023:

New fund name:	Old fund name:
Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS Small/Mid Value - Class B
Alliance Bernstein VPS Relative Value Portfolio - Class B	Alliance Bernstein VPS Growth & Income - Class B
AST International Equity Portfolio	AST International Growth Portfolio
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	Fidelity VIP Contrafund Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Service Class 2
ProFund VP Communication Services	ProFund VP Telecommunications
ProFund VP Consumer Discretionary	ProFund VP Consumer Services
ProFund VP Consumer Staples	ProFund VP Consumer Goods
Putnam VT Core Equity Fund - Class IB	Putnam VT Multi-Cap Core Fund - Class IB
Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Growth Opportunities Fund - Class IB

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ELIC. ELIC is taxed as a life insurance company under the Code. ELIC joins its subsidiaries ELIC Reinsurance Company and Everlake Assurance Company in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2024 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by ELIC and may result in additional amounts being transferred into the Account by ELIC to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from ELIC but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to ELIC. A payable is established for amounts payable to ELIC from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statements of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. This charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets, but is remitted to ELIC. The Preferred Client Variable Annuity does not assess a withdrawal charge.
Mortality and Expense Risk Charge - ELIC assumes mortality and expense risks related to the operations of the Account and deducts a charge daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statements of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the Contracts. ELIC guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - ELIC deducts an administrative expense charge daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statements of Operations.
Contract Maintenance Charge - ELIC deducts an annual contract maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. ELIC deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2024 was as follows:

Purchases
Alliance Bernstein VPS Discovery Value Portfolio - Class B	$350,490
Alliance Bernstein VPS International Value Portfolio - Class B	294,537
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	1,920,040
Alliance Bernstein VPS Relative Value Portfolio - Class B	2,046,731
AST Academic Strategies Asset Allocation Portfolio	22,886
AST Advanced Strategies Portfolio	2,957
AST Balanced Asset Allocation Portfolio	3,054,700
AST Bond Portfolio 2024	41,222
AST Bond Portfolio 2025	617,718
AST Bond Portfolio 2026	2,268
AST Bond Portfolio 2027	51,381
AST Bond Portfolio 2030	21,247
AST Bond Portfolio 2031	—
AST Bond Portfolio 2032	—
AST Bond Portfolio 2034	293,450
AST Capital Growth Asset Allocation Portfolio	144,206
AST Cohen & Steers Realty Portfolio	—
AST Core Fixed Income Portfolio	—

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
AST Emerging Markets Equity Portfolio	$—
AST Global Bond Portfolio	—
AST Government Money Market Portfolio	513,298
AST High Yield Portfolio	130
AST International Equity Portfolio	—
AST Investment Grade Bond Portfolio	149,045
AST J.P. Morgan Conservative Multi-Asset Portfolio	45,716
AST J.P. Morgan Moderate Multi-Asset Portfolio	1,667
AST Large-Cap Core Portfolio	—
AST Large-Cap Growth Portfolio	34,566
AST Large-Cap Value Portfolio	61,742
AST MFS Global Equity Portfolio	—
AST Mid-Cap Growth Portfolio	—
AST Mid-Cap Value Portfolio	—
AST Preservation Asset Allocation Portfolio	14,987
AST Prudential Growth Allocation Portfolio	218,762
AST Small-Cap Equity Portfolio	37,453
AST Small-Cap Value Portfolio	—
AST T. Rowe Price Asset Allocation Portfolio	93,907
AST T. Rowe Price Natural Resources Portfolio	—
BNY Mellon Stock Index Fund, Inc.	24,627
BNY Mellon VIF Government Money Market Portfolio	11,961
BNY Mellon VIF, Growth and Income Portfolio - Initial Shares	2,948
DWS Capital Growth VIP - Class A	172,469
DWS Core Equity VIP - Class A	40,942
DWS CROCI® International VIP - Class A	5,469
DWS Global Income Builder VIP - Class A	18,179
DWS Global Small Cap VIP - Class A	25,727
DWS Government Money Market VIP - Class A	211,945
DWS Small Mid Cap Growth VIP - Class A	3,004
Federated Hermes Government Money Fund II	82,105
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	739,337
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	3,641,914
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	42,655
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	40,845
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	95,788
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	94,437
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	15,298
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	85,841
Fidelity® VIP Government Money Market Portfolio - Initial Class	25,270,221
Fidelity® VIP Government Money Market Portfolio - Service Class 2	22,735,339
Fidelity® VIP Growth & Income Portfolio - Service Class 2	530,749
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	681,159
Fidelity® VIP Growth Portfolio - Initial Class	759,135
Fidelity® VIP Growth Portfolio - Service Class 2	39,890
Fidelity® VIP High Income Portfolio - Initial Class	22,924
Fidelity® VIP High Income Portfolio - Service Class 2	90,887
Fidelity® VIP Index 500 Portfolio - Initial Class	87,538
Fidelity® VIP Index 500 Portfolio - Service Class 2	141,407
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	21,092
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	109
Fidelity® VIP Mid Cap Portfolio - Service Class 2	791,527
Fidelity® VIP Overseas Portfolio - Initial Class	53,184

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Fidelity® VIP Overseas Portfolio - Service Class 2	$34
Franklin DynaTech VIP Fund - Class 2	32,143
Franklin Growth and Income VIP Fund - Class 2	923,336
Franklin Income VIP Fund - Class 2	4,033,095
Franklin Large Cap Growth VIP Fund - Class 2	1,740,012
Franklin Mutual Global Discovery VIP Fund - Class 2	451,170
Franklin Mutual Shares VIP Fund - Class 2	1,573,382
Franklin Small Cap Value VIP Fund - Class 2	824,290
Franklin Small-Mid Cap Growth VIP Fund - Class 2	20,374
Franklin U.S. Government Securities VIP Fund - Class 2	540,336
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	184,535
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	88,616
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	234,297
Goldman Sachs VIT Strategic Growth Fund - Institutional Class	612
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	342,955
Invesco V.I. American Franchise Fund - Series I	2,712,172
Invesco V.I. American Franchise Fund - Series II	601,635
Invesco V.I. American Value Fund - Series I	1,805,115
Invesco V.I. American Value Fund - Series II	694,258
Invesco V.I. Capital Appreciation Fund - Series I	146,555
Invesco V.I. Capital Appreciation Fund - Series II	311,043
Invesco V.I. Comstock Fund - Series I	2,919,232
Invesco V.I. Comstock Fund - Series II	4,888,724
Invesco V.I. Conservative Balanced Fund - Series I	18,474
Invesco V.I. Conservative Balanced Fund - Series II	118,242
Invesco V.I. Core Equity Fund - Series I	5,741,132
Invesco V.I. Core Equity Fund - Series II	59,832
Invesco V.I. Core Plus Bond Fund - Series I	497,960
Invesco V.I. Core Plus Bond Fund - Series II	519,643
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	143,365
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	176,792
Invesco V.I. Diversified Dividend Fund - Series I	6,793,753
Invesco V.I. Diversified Dividend Fund - Series II	1,352,146
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	1,867,168
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	2,426,977
Invesco V.I. Equity and Income Fund - Series I	2,252,131
Invesco V.I. Equity and Income Fund - Series II	5,214,522
Invesco V.I. EQV International Equity Fund - Series I	643,363
Invesco V.I. EQV International Equity Fund - Series II	96,938
Invesco V.I. Global Core Equity Fund - Series I	430,566
Invesco V.I. Global Core Equity Fund - Series II	219,180
Invesco V.I. Global Fund - Series I	123,496
Invesco V.I. Global Fund - Series II	561,247
Invesco V.I. Global Strategic Income Fund - Series I	16,079
Invesco V.I. Global Strategic Income Fund - Series II	1,940,668
Invesco V.I. Government Money Market Fund - Series I	961,663
Invesco V.I. Government Money Market Fund - Series II	13
Invesco V.I. Government Securities Fund - Series I	108,833
Invesco V.I. Government Securities Fund - Series II	2,349
Invesco V.I. Growth and Income Fund - Series II	2,336,867
Invesco V.I. High Yield Fund - Series I	396,617
Invesco V.I. High Yield Fund - Series II	348,134
Invesco V.I. Main Street Fund® - Series I	79,351

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Main Street Fund® - Series II	$2,078,778
Invesco V.I. Main Street Mid Cap Fund® - Series I	535,670
Invesco V.I. Main Street Mid Cap Fund® - Series II	14,038
Invesco V.I. Main Street Small Cap Fund® - Series I	35,643
Invesco V.I. Main Street Small Cap Fund® - Series II	534,969
Invesco V.I. Technology Fund - Series I	150,339
Invesco V.I. Technology Fund - Series II	181
Janus Henderson VIT Forty Portfolio - Institutional Shares	16
Lazard Retirement Series Emerging Markets Equity Portfolio - Service Shares	22
Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I	228
Lord Abbett Bond Debenture Portfolio - Class VC	898,504
Lord Abbett Fundamental Equity Portfolio - Class VC	178,921
Lord Abbett Growth and Income Portfolio - Class VC	446,870
Lord Abbett Growth Opportunities Portfolio - Class VC	40,789
Lord Abbett Mid-Cap Stock Portfolio - Class VC	640,428
LVIP American Century International Fund - Standard Class II	131
MFS® VIT Growth Series - Initial Class	71,706
MFS® VIT Growth Series - Service Class	5,474
MFS® VIT Investors Trust Series - Initial Class	70,709
MFS® VIT Investors Trust Series - Service Class	6,874
MFS® VIT New Discovery Series - Initial Class	14,655
MFS® VIT New Discovery Series - Service Class	1,176
MFS® VIT Research Series - Initial Class	16,688
MFS® VIT Research Series - Service Class	2,228
MFS® VIT Total Return Bond Series - Initial Class	24,376
MFS® VIT Utilities Series - Initial Class	5,066
MFS® VIT Utilities Series - Service Class	3,269
MFS® VIT II High Yield Portfolio - Initial Class	17,574
Morgan Stanley VIF Discovery Portfolio - Class I	150,236
Morgan Stanley VIF Discovery Portfolio - Class II	239,606
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	421,100
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	251,539
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	55,493
Morgan Stanley VIF Global Infrastructure Portfolio - Class I	687,343
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	249,421
Morgan Stanley VIF Global Strategist Portfolio - Class I	1,835,317
Morgan Stanley VIF Global Strategist Portfolio - Class II	192,503
Morgan Stanley VIF Growth Portfolio - Class I	2,382,693
Morgan Stanley VIF Growth Portfolio - Class II	727,893
Morgan Stanley VIF U.S. Real Estate Portfolio - Class I	368,993
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II	668,702
Neuberger Berman AMT Mid Cap Growth Portfolio - Class I	68
Neuberger Berman AMT Sustainable Equity Portfolio - Class I	2,319
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	29,076
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	19,300
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	110
PIMCO VIT Real Return Portfolio - Advisor Class	200,757
PIMCO VIT Total Return Portfolio - Institutional Class	15
PIMCO VIT Total Return Portfolio - Advisor Class	406,548
Putnam VT Core Equity Fund - Class IB	3,143,320
Putnam VT Diversified Income Fund - Class IB	1,158,436
Putnam VT Emerging Markets Equity Fund - Class IB	194,346
Putnam VT Focused International Equity Fund - Class IB	458,543

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Putnam VT George Putnam Balanced Fund - Class IB	$1,643,110
Putnam VT Global Asset Allocation Fund - Class IB	685,174
Putnam VT Global Health Care Fund - Class IB	1,148,588
Putnam VT Government Money Market Fund - Class IB	14,052,536
Putnam VT High Yield Fund - Class IB	1,213,740
Putnam VT Income Fund - Class IB	2,987,697
Putnam VT International Equity Fund - Class IB	2,114,729
Putnam VT International Value Fund - Class IB	331,424
Putnam VT Large Cap Growth Fund - Class IB	7,018,040
Putnam VT Large Cap Value Fund - Class IB	10,657,930
Putnam VT Mortgage Securities Fund - Class IB	698,712
Putnam VT Research Fund - Class IB	793,085
Putnam VT Small Cap Growth Fund - Class IB	85,368
Putnam VT Small Cap Value Fund - Class IB	1,855,551
Putnam VT Sustainable Future Fund - Class IB	338,882
Putnam VT Sustainable Leaders Fund - Class IB	1,411,140
Templeton Developing Markets VIP Fund - Class 2	368,217
Templeton Foreign VIP Fund - Class 2	1,598,918
Templeton Global Bond VIP Fund - Class 2	51,618
Templeton Growth VIP Fund - Class 2	6,896

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
ELIC offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units outstanding, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statements of Net Assets may differ from the values disclosed herein because the values in the Statements of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Discovery Value Portfolio - Class B
2024	92	$45.51	-	58.60	$4,859	0.64%	1.29	-	2.44%	7.04	-	8.30%
2023	106	41.19	-	54.11	5,176	0.79	1.29	-	2.59	13.87	-	15.36
2022	130	36.18	-	46.91	5,541	0.83	1.29	-	2.59	(17.98)	-	(16.90)
2021	150	44.11	-	56.45	7,786	0.60	1.29	-	2.59	32.12	-	33.86
2020	180	33.38	-	42.17	6,994	0.79	1.29	-	2.59	0.40	-	1.73

Alliance Bernstein VPS International Value Portfolio - Class B
2024	277	9.51	-	12.33	3,131	2.28	1.29	-	2.59	2.10	-	3.45
2023	299	9.31	-	11.92	3,271	0.67	1.29	-	2.59	11.89	-	13.36
2022	351	8.32	-	10.51	3,399	4.11	1.29	-	2.59	(16.01)	-	(14.90)
2021	404	9.91	-	12.35	4,624	1.64	1.29	-	2.59	8.00	-	9.43
2020	460	9.18	-	11.29	4,837	1.55	1.29	-	2.59	(0.42)	-	0.89

Alliance Bernstein VPS Large Cap Growth Portfolio - Class B
2024	705	49.62	-	62.99	30,778	—	0.70	-	2.59	21.72	-	24.08
2023	828	39.99	-	51.75	29,269	—	0.70	-	2.59	31.33	-	33.85
2022	913	29.88	-	39.40	24,442	—	0.70	-	2.59	(30.52)	-	(29.18)
2021	1,052	42.19	-	56.71	40,156	—	0.70	-	2.59	25.34	-	27.75
2020	1,182	33.03	-	45.24	35,858	—	0.70	-	2.59	31.67	-	34.20

Alliance Bernstein VPS Relative Value Portfolio - Class B
2024	823	37.54	-	52.65	30,367	1.24	0.70	-	2.44	10.02	-	11.97
2023	931	33.06	-	47.02	31,118	1.28	0.70	-	2.59	8.86	-	10.94
2022	1,074	30.37	-	42.38	32,794	1.08	0.70	-	2.59	(6.87)	-	(5.08)
2021	1,206	32.61	-	44.65	39,225	0.63	0.70	-	2.59	24.55	-	26.95
2020	1,309	26.18	-	35.17	33,922	1.34	0.70	-	2.59	(0.16)	-	1.76

AST Academic Strategies Asset Allocation Portfolio
2024	59	11.86	-	15.20	814	—	1.15	-	2.60	4.97	-	6.48
2023	68	11.30	-	14.28	888	—	1.15	-	2.60	7.43	-	8.96
2022	110	10.52	-	13.10	1,318	—	1.15	-	2.60	(15.64)	-	(14.43)
2021	178	12.46	-	15.31	2,505	—	1.15	-	2.60	9.59	-	11.16
2020	187	11.37	-	13.77	2,386	—	1.15	-	2.60	1.57	-	3.03

AST Advanced Strategies Portfolio
2024	48	18.48	-	23.69	1,064	—	1.15	-	2.60	8.16	-	9.73
2023	57	17.08	-	21.59	1,135	—	1.15	-	2.60	11.58	-	13.18
2022	71	15.31	-	19.08	1,258	—	1.15	-	2.60	(18.74)	-	(17.57)
2021	78	18.84	-	23.14	1,682	—	1.15	-	2.60	10.94	-	12.53
2020	83	16.98	-	20.57	1,610	—	1.15	-	2.60	7.87	-	9.42

AST Balanced Asset Allocation Portfolio
2024	322	17.46	-	23.17	6,896	—	1.00	-	2.65	8.99	-	10.79
2023	244	16.02	-	20.92	4,743	—	1.00	-	2.65	12.78	-	14.62
2022	295	14.21	-	18.25	5,038	—	1.00	-	2.65	(18.42)	-	(17.09)
2021	308	18.30	-	22.01	6,373	—	1.00	-	2.30	10.30	-	11.73
2020	292	16.59	-	19.70	5,381	—	1.00	-	2.30	9.25	-	10.66

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
AST Bond Portfolio 2023 (sub-account liquidated on January 2, 2024)
2024	—	N/A	-	N/A	$—	—%	N/A	-	N/A	%	N/A	-	N/A	%
2023	—	10.23	-	10.85	—	—	1.50	-	2.00		3.97	-	4.48
2022	63	9.84	-	10.39	637	—	1.50	-	2.00		(5.58)	-	(5.12)
2021	11	10.95	-	10.95	124	—	1.50	-	1.50		(3.16)	-	(3.16)
2020	11	11.31	-	11.31	128	—	1.50	-	1.50		5.19	-	5.19

AST Bond Portfolio 2024 (sub-account liquidated on December 31, 2024)
2024	—	10.14	-	10.76	—	—	1.50	-	2.00		3.24	-	3.75
2023	50	9.83	-	10.37	500	—	1.50	-	2.00		3.64	-	4.15
2022	5	9.96	-	9.96	49	—	1.50	-	1.50		(8.00)	-	(8.00)
2021	5	10.83	-	10.83	54	—	1.50	-	1.50		(3.81)	-	(3.81)
2020	5	11.25	-	11.25	56	—	1.50	-	1.50		7.05	-	7.05

AST Bond Portfolio 2025 (1)
2024	21	11.70	-	12.35	257	—	1.50	-	2.00		3.28	-	3.79
2023	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A

AST Bond Portfolio 2026
2024	16	10.45	-	10.45	170	—	1.50	-	1.50		3.01	-	3.01
2023	17	10.14	-	10.14	168	—	1.50	-	1.50		4.37	-	4.37
2022	11	9.72	-	9.72	106	—	1.50	-	1.50		(12.01)	-	(12.01)
2021	12	11.05	-	11.05	136	—	1.50	-	1.50		(5.27)	-	(5.27)
2020	12	11.66	-	11.66	144	—	1.50	-	1.50		9.04	-	9.04

AST Bond Portfolio 2027 (1)
2024	5	10.07	-	10.07	53	—	1.50	-	1.50		2.24	-	2.24
2023	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A

AST Bond Portfolio 2030
2024	2	10.12	-	10.12	16	—	1.50	-	1.50		(0.50)	-	(0.50)
2023	2	10.17	-	10.17	16	—	1.50	-	1.50		3.83	-	3.83
2022	1	9.80	-	9.80	14	—	1.50	-	1.50		(18.36)	-	(18.36)
2021	1	12.00	-	12.00	17	—	1.50	-	1.50		(5.62)	-	(5.62)
2020	13	12.65	-	12.72	166	—	1.50	-	1.75		12.54	-	12.82

AST Bond Portfolio 2031 (sub-account launched on January 2, 2020)
2024	17	8.59	-	8.59	142	—	1.50	-	1.50		(1.28)	-	(1.28)
2023	17	8.70	-	8.70	144	—	1.50	-	1.50		3.81	-	3.81
2022	17	8.38	-	8.38	139	—	1.50	-	1.50		(19.94)	-	(19.94)
2021	11	10.46	-	10.46	110	—	1.50	-	1.50		(6.18)	-	(6.18)
2020	1	11.15	-	11.15	13	—	1.50	-	1.50		11.54	-	11.54

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2032 (sub-account launched on January 4, 2021)
2024	3	$7.44	-	7.44	$23	—%	1.50	-	1.50%	(2.11)	-	(2.11)%
2023	3	7.60	-	7.60	23	—	1.50	-	1.50	3.61	-	3.61
2022	3	7.34	-	7.34	22	—	1.50	-	1.50	(21.35)	-	(21.35)
2021	2	9.33	-	9.33	14	—	1.50	-	1.50	(6.69)	-	(6.69)
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2034 (sub-account launched on January 3, 2023) (1)
2024	—	9.72	-	9.81	—	—	1.50	-	2.00	(4.43)	-	(3.96)
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Capital Growth Asset Allocation Portfolio
2024	87	20.54	-	25.02	1,962	—	1.15	-	2.30	11.81	-	13.09
2023	92	18.37	-	22.13	1,878	—	1.15	-	2.30	15.44	-	16.75
2022	104	15.92	-	18.95	1,827	—	1.15	-	2.30	(18.77)	-	(17.85)
2021	124	19.59	-	23.07	2,646	—	1.15	-	2.30	14.34	-	15.65
2020	191	17.13	-	19.95	3,588	—	1.15	-	2.30	10.87	-	12.13

AST Cohen & Steers Realty Portfolio
2024	< 1	23.46	-	23.46	1	—	1.65	-	1.65	4.93	-	4.93
2023	< 1	22.36	-	22.36	13	—	1.65	-	1.65	10.27	-	10.27
2022	< 1	20.27	-	20.27	11	—	1.65	-	1.65	(26.57)	-	(26.57)
2021	< 1	27.61	-	27.61	15	—	1.65	-	1.65	40.53	-	40.53
2020	< 1	19.65	-	20.04	11	—	1.5	-	1.65	-4.42	-	-4.28

AST Core Fixed Income Portfolio
2024	9	12.33	-	13.77	119	—	1.00	-	1.65	(0.22)	-	0.42
2023	10	12.36	-	13.71	138	—	1.00	-	1.65	4.63	-	5.30
2022	12	11.81	-	13.02	147	—	1.00	-	1.65	(17.64)	-	(17.11)
2021	3	14.65	-	15.71	54	—	1.00	-	1.50	(3.68)	-	(3.21)
2020	4	15.21	-	16.23	67	—	1.00	-	1.50	6.51	-	7.04

AST Emerging Markets Equity Portfolio
2024	< 1	8.67	-	8.67	3	—	1.65	-	1.65	2.94	-	2.94
2023	< 1	8.42	-	8.42	3	—	1.65	-	1.65	10.49	-	10.49
2022	< 1	7.62	-	7.62	3	—	1.65	-	1.65	(22.99)	-	(22.99)
2021	< 1	9.90	-	9.90	4	—	1.65	-	1.65	(1.43)	-	(1.43)
2020	< 1	10.04	-	10.04	5	—	1.65	-	1.65	2.37	-	2.37

AST Global Bond Portfolio (sub-account launched on November 13, 2020)
2024	< 1	8.91	-	9.09	6	—	1.15	-	1.65	1.06	-	1.56
2023	1	8.82	-	8.95	10	—	1.15	-	1.65	4.56	-	5.08
2022	1	8.43	-	8.52	10	—	1.15	-	1.65	(13.62)	-	(13.19)
2021	1	9.76	-	9.81	12	—	1.15	-	1.65	(3.06)	-	(2.58)
2020	2	10.07	-	10.07	19	—	1.15	-	1.65	0.68	-	0.75

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Government Money Market Portfolio
2024	24	$8.53	-	9.87	$207	4.65%	1.15	-	2.00%	2.69	-	3.56%
2023	23	8.31	-	9.54	194	4.52	1.15	-	2.00	2.57	-	3.43
2022	41	8.10	-	9.22	344	1.36	1.15	-	2.00	(0.76)	-	0.07
2021	23	8.16	-	9.21	191	<0.01	1.15	-	2.00	(1.96)	-	(1.14)
2020	23	8.33	-	9.32	196	0.26	1.15	-	2.00	(1.74)	-	(0.91)

AST High Yield Portfolio
2024	2	19.94	-	20.46	34	—	1.00	-	1.15	6.34	-	6.50
2023	2	18.75	-	19.21	32	—	1.00	-	1.15	9.30	-	9.46
2022	2	17.16	-	17.55	30	—	1.00	-	1.15	(12.52)	-	(12.39)
2021	2	19.61	-	20.04	35	—	1.00	-	1.15	5.13	-	5.28
2020	2	18.65	-	19.03	33	—	1.00	-	1.15	1.47	-	1.62

AST International Equity Portfolio
2024	10	14.44	-	16.71	154	—	1.15	-	2.00	3.38	-	4.25
2023	11	13.97	-	16.03	162	—	1.15	-	2.00	15.45	-	16.42
2022	4	12.76	-	13.77	49	—	1.15	-	1.65	(29.84)	-	(29.50)
2021	4	18.19	-	19.53	70	—	1.15	-	1.65	10.67	-	11.22
2020	4	16.43	-	17.56	63	—	1.15	-	1.65	29.19	-	29.83

AST Investment Grade Bond Portfolio
2024	119	15.99	-	18.38	2,067	—	1.15	-	2.00	(0.06)	-	0.79
2023	140	16.00	-	18.24	2,431	—	1.15	-	2.00	4.40	-	5.28
2022	165	15.32	-	17.32	2,716	—	1.15	-	2.00	(15.51)	-	(14.80)
2021	70	18.13	-	20.33	1,356	—	1.15	-	2.00	(4.09)	-	(3.28)
2020	87	18.79	-	21.02	1,742	—	1.15	-	2.05	14.12	-	15.14

AST J.P. Morgan Conservative Multi-Asset Portfolio
2024	96	13.12	-	16.82	1,493	—	1.15	-	2.60	3.49	-	4.98
2023	102	12.68	-	16.02	1,523	—	1.15	-	2.60	7.56	-	9.10
2022	119	11.79	-	14.68	1,639	—	1.15	-	2.60	(17.86)	-	(16.68)
2021	129	14.35	-	17.63	2,142	—	1.15	-	2.60	5.21	-	6.72
2020	111	13.64	-	16.52	1,746	—	1.15	-	2.60	8.53	-	10.08

AST J.P. Morgan Moderate Multi-Asset Portfolio
2024	5	18.89	-	21.37	98	—	1.15	-	1.90	7.77	-	8.58
2023	5	17.53	-	19.69	91	—	1.15	-	1.90	11.76	-	12.59
2022	5	15.69	-	17.49	81	—	1.15	-	1.90	(18.53)	-	(17.92)
2021	6	19.26	-	21.30	117	—	1.15	-	1.90	10.32	-	11.13
2020	7	17.45	-	19.17	133	—	1.15	-	1.90	11.05	-	11.87

AST Large-Cap Core Portfolio
2024	2	13.07	-	34.09	33	—	1.00	-	1.15	22.73	-	22.91
2023	2	10.63	-	27.78	28	—	1.00	-	1.15	21.70	-	21.88
2022	2	8.72	-	22.82	23	—	1.00	-	1.15	(17.94)	-	(17.81)
2021	2	10.61	-	27.81	30	—	1.00	-	1.15	5.24	-	26.39
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Large-Cap Growth Portfolio
2024	4	$57.80	-	68.65	$233	—%	1.00	-	2.00%	27.59	-	28.86%
2023	4	45.31	-	53.27	178	—	1.00	-	2.00	40.82	-	42.21
2022	4	32.17	-	37.46	133	—	1.00	-	2.00	(34.52)	-	(33.87)
2021	< 1	55.44	-	55.44	12	—	1.15	-	1.15	15.78	-	15.78
2020	< 1	45.71	-	47.89	10	—	1.15	-	1.50	37.74	-	38.22

AST Large-Cap Value Portfolio
2024	8	22.36	-	26.55	188	—	1.00	-	2.00	7.76	-	8.83
2023	6	20.75	-	24.40	132	—	1.00	-	2.00	7.60	-	8.66
2022	6	19.28	-	22.45	123	—	1.00	-	2.00	(0.29)	-	0.70
2021	< 1	21.82	-	21.82	2	—	1.15	-	1.15	27.74	-	27.74
2020	< 1	17.08	-	17.08	1	—	1.15	-	1.15	(0.87)	-	(0.87)

AST MFS Global Equity Portfolio
2024	< 1	26.71	-	27.41	20	—	1.00	-	1.15	4.31	-	4.46
2023	< 1	25.60	-	26.24	20	—	1.00	-	1.15	12.72	-	12.89
2022	< 1	22.71	-	23.24	19	—	1.00	-	1.15	(18.89)	-	(18.77)
2021	< 1	28.01	-	28.61	24	—	1.00	-	1.15	15.52	-	15.69
2020	< 1	24.24	-	24.73	22	—	1.00	-	1.15	12.88	-	13.05

AST Mid-Cap Growth Portfolio (sub-account merged on December 13, 2024)
2024	—	31.96	-	37.94	—	—	1.00	-	2.00	16.16	-	17.26
2023	1	27.52	-	32.36	41	—	1.00	-	2.00	19.55	-	20.73
2022	1	23.02	-	26.80	35	—	1.00	-	2.00	(32.29)	-	(31.62)
2021	1	33.99	-	39.19	53	—	1.00	-	2.00	8.32	-	9.39
2020	1	31.38	-	35.83	49	—	1.00	-	2.00	32.19	-	33.50

AST Mid-Cap Value Portfolio (sub-account merged on December 13, 2024)
2024	—	26.88	-	31.09	—	—	1.15	-	2.00	13.96	-	14.87
2023	3	23.59	-	27.07	65	—	1.15	-	2.00	9.88	-	10.80
2022	3	21.47	-	24.43	62	—	1.15	-	2.00	(9.58)	-	(8.82)
2021	3	23.74	-	26.79	69	—	1.15	-	2.00	31.01	-	32.11
2020	1	18.98	-	20.28	21	—	1.15	-	1.65	(3.38)	-	(2.90)

AST Preservation Asset Allocation Portfolio
2024	147	15.08	-	18.21	2,474	—	1.15	-	2.25	5.41	-	6.57
2023	164	14.31	-	17.09	2,600	—	1.15	-	2.25	9.32	-	10.51
2022	176	13.09	-	15.47	2,536	—	1.15	-	2.25	(17.48)	-	(16.58)
2021	206	15.86	-	18.54	3,589	—	1.15	-	2.25	3.90	-	5.03
2020	236	15.26	-	17.65	3,959	—	1.15	-	2.25	6.68	-	7.84

AST Prudential Growth Allocation Portfolio
2024	314	15.50	-	19.87	5,869	—	1.15	-	2.60	10.79	-	12.39
2023	344	13.99	-	17.68	5,747	—	1.15	-	2.60	15.07	-	16.72
2022	409	12.16	-	15.15	5,850	—	1.15	-	2.60	(20.37)	-	(19.23)
2021	530	15.27	-	18.75	9,423	—	1.15	-	2.60	13.74	-	15.37
2020	645	13.42	-	16.26	9,998	—	1.15	-	2.60	3.17	-	4.65

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Small-Cap Equity Portfolio
2024	1	$34.86	-	38.99	$52	—%	1.00	-	1.65%	12.98	-	13.71%
2023	< 1	30.86	-	34.29	21	—	1.00	-	1.65	15.20	-	15.94
2022	< 1	26.78	-	29.58	19	—	1.00	-	1.65	(28.75)	-	(28.29)
2021	< 1	41.24	-	41.24	11	—	1.00	-	1.00	3.50	-	3.50
2020	< 1	37.29	-	39.85	11	—	1.00	-	1.50	46.20	-	46.92

AST Small-Cap Value Portfolio (sub-account merged on December 13, 2024)
2024	—	26.02	-	28.35	—	—	1.15	-	1.65	12.71	-	13.24
2023	2	23.08	-	25.04	42	—	1.15	-	1.65	11.91	-	12.46
2022	2	20.63	-	22.26	38	—	1.15	-	1.65	(14.73)	-	(14.31)
2021	2	24.19	-	25.98	42	—	1.15	-	1.65	29.38	-	30.02
2020	2	18.70	-	19.98	32	—	1.15	-	1.65	(0.78)	-	(0.29)

AST T. Rowe Price Asset Allocation Portfolio (sub-account merged on December 6, 2024)
2024	—	19.50	-	24.98	—	—	1.15	-	2.60	12.23	-	13.74
2023	149	17.38	-	21.96	3,068	—	1.15	-	2.60	13.91	-	15.54
2022	161	15.26	-	19.01	2,861	—	1.15	-	2.60	(18.47)	-	(17.30)
2021	203	18.71	-	22.98	4,334	—	1.15	-	2.60	9.56	-	11.13
2020	180	17.88	-	20.68	3,467	—	1.15	-	2.25	10.05	-	11.25

AST T. Rowe Price Natural Resources Portfolio
2024	—	10.80	-	10.80	—	—	1.65	-	1.65	2.16	-	2.16
2023	< 1	10.57	-	11.46	5	—	1.15	-	1.65	(0.29)	-	0.20
2022	< 1	10.60	-	11.44	6	—	1.15	-	1.65	4.37	-	4.88
2021	< 1	10.16	-	10.91	6	—	1.15	-	1.65	21.79	-	22.39
2020	3	8.34	-	8.91	21	—	1.15	-	1.65	(3.81)	-	(3.34)

BNY Mellon Stock Index Fund, Inc.
2024	7	47.02	-	58.45	362	1.17	1.15	-	1.60	22.66	-	23.23
2023	7	38.34	-	47.43	298	1.43	1.15	-	1.60	23.93	-	24.49
2022	7	30.93	-	38.10	244	1.33	1.15	-	1.60	(19.62)	-	(19.25)
2021	7	38.48	-	47.18	323	1.15	1.15	-	1.60	26.36	-	26.94
2020	7	30.46	-	37.17	259	1.56	1.15	-	1.60	16.13	-	16.66

BNY Mellon VIF Government Money Market Portfolio
2024	22	8.99	-	11.78	232	4.63	1.15	-	1.85	2.80	-	3.53
2023	23	8.75	-	11.38	229	4.56	1.15	-	1.85	2.70	-	3.43
2022	16	8.52	-	11.00	156	1.25	1.15	-	1.85	(0.60)	-	0.11
2021	16	8.57	-	10.99	159	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2020	18	8.73	-	11.11	174	0.21	1.15	-	1.85	(1.63)	-	(0.93)

BNY Mellon VIF, Growth and Income Portfolio - Initial Shares
2024	1	41.60	-	59.32	53	0.54	1.15	-	1.65	20.71	-	21.32
2023	1	34.46	-	48.90	49	0.65	1.15	-	1.65	24.62	-	25.24
2022	1	27.65	-	39.05	45	0.86	1.15	-	1.65	(16.21)	-	(15.79)
2021	< 1	33.00	-	46.37	25	0.47	1.15	-	1.65	23.57	-	24.19
2020	< 1	26.71	-	37.33	21	0.77	1.15	-	1.65	22.59	-	23.21

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
DWS Capital Growth VIP - Class A
2024	18	$73.92	-	75.88	$1,352	0.19%	0.7	-	0.80%	25.60	-	25.73%
2023	20	58.85	-	60.35	1,230	0.07	0.70	-	0.80	37.47	-	37.61
2022	22	42.81	-	43.86	978	0.10	0.70	-	0.80	(31.29)	-	(31.22)
2021	29	62.30	-	63.77	1,833	0.21	0.70	-	0.80	21.80	-	21.92
2020	33	51.15	-	52.30	1,731	0.51	0.70	-	0.80	37.93	-	38.07

DWS Core Equity VIP - Class A
2024	12	53.07	-	54.48	643	0.85	0.70	-	0.80	19.12	-	19.24
2023	14	44.55	-	45.69	622	0.91	0.70	-	0.80	24.57	-	24.70
2022	15	35.77	-	36.64	547	0.80	0.70	-	0.80	(16.20)	-	(16.12)
2021	15	42.68	-	43.68	665	0.76	0.70	-	0.80	24.30	-	24.42
2020	16	34.34	-	35.11	544	1.40	0.70	-	0.80	15.21	-	15.32

DWS CROCI® International VIP - Class A
2024	8	15.44	-	15.85	121	3.45	0.70	-	0.80	1.63	-	1.73
2023	9	15.19	-	15.58	141	3.29	0.70	-	0.80	18.00	-	18.12
2022	9	12.87	-	13.19	121	3.24	0.70	-	0.80	(13.88)	-	(13.79)
2021	9	14.95	-	15.30	144	2.39	0.70	-	0.80	8.37	-	8.47
2020	9	13.79	-	14.10	133	3.53	0.70	-	0.80	1.79	-	1.89

DWS Global Income Builder VIP - Class A
2024	18	24.74	-	25.24	442	3.62	0.70	-	0.80	8.23	-	8.33
2023	21	22.86	-	23.30	488	3.14	0.70	-	0.80	13.98	-	14.09
2022	21	20.06	-	20.42	431	2.93	0.70	-	0.80	(15.66)	-	(15.57)
2021	22	23.78	-	24.18	522	2.34	0.70	-	0.80	10.07	-	10.18
2020	22	21.61	-	21.95	484	3.20	0.70	-	0.80	7.41	-	7.52

DWS Global Small Cap VIP - Class A
2024	8	49.54	-	50.85	413	1.40	0.70	-	0.80	4.92	-	5.02
2023	9	47.22	-	48.42	451	0.90	0.70	-	0.80	23.57	-	23.69
2022	11	38.21	-	39.15	423	0.55	0.70	-	0.80	(24.66)	-	(24.58)
2021	11	50.72	-	51.91	587	0.36	0.70	-	0.80	14.02	-	14.14
2020	13	44.48	-	45.48	571	0.84	0.70	-	0.80	16.42	-	16.54

DWS Government Money Market VIP - Class A
2024	41	10.91	-	11.11	458	4.81	0.70	-	0.80	4.08	-	4.18
2023	42	10.48	-	10.67	446	4.79	0.70	-	0.80	3.91	-	4.02
2022	14	10.09	-	10.25	143	1.30	0.70	-	0.80	0.50	-	0.60
2021	14	10.04	-	10.19	144	<0.01	0.70	-	0.80	(0.79)	-	(0.69)
2020	8	10.12	-	10.26	82	0.20	0.70	-	0.80	(0.56)	-	(0.47)

DWS Small Mid Cap Growth VIP - Class A
2024	8	31.58	-	32.21	254	—	0.70	-	0.80	4.31	-	4.41
2023	9	30.27	-	30.85	272	0.03	0.70	-	0.80	17.88	-	18.00
2022	11	25.68	-	26.14	289	—	0.70	-	0.80	(28.59)	-	(28.52)
2021	12	35.96	-	36.57	421	0.04	0.70	-	0.80	12.93	-	13.05
2020	12	31.85	-	32.35	395	0.05	0.70	-	0.80	29.14	-	29.27

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Federated Hermes Government Money Fund II
2024	119	$8.96	-	11.34	$1,374	4.57%	1.15	-	1.85%	2.74	-	3.47%
2023	127	8.72	-	10.96	1,428	4.41	1.15	-	1.85	2.60	-	3.33
2022	137	8.50	-	10.61	1,495	1.11	1.15	-	1.85	(0.70)	-	—
2021	149	8.56	-	10.61	1,634	<0.01	1.15	-	1.85	(1.84)	-	(1.14)
2020	181	8.72	-	10.73	2,013	0.22	1.15	-	1.85	(1.64)	-	(0.94)

Fidelity® VIP Contrafund℠ Portfolio - Initial Class
2024	50	61.59	-	99.46	3,985	0.18	1.15	-	1.65	31.59	-	32.25
2023	56	46.80	-	75.21	3,392	0.43	1.15	-	1.65	31.28	-	31.93
2022	70	35.65	-	57.00	3,130	0.47	1.15	-	1.65	(27.52)	-	(27.15)
2021	83	49.19	-	78.25	5,108	0.07	1.15	-	1.65	25.74	-	26.37
2020	98	39.12	-	61.92	4,737	0.25	1.15	-	1.65	28.43	-	29.07

Fidelity® VIP Contrafund℠ Portfolio - Service Class 2
2024	466	40.27	-	63.77	24,247	0.03	1.29	-	2.44	30.20	-	31.72
2023	533	30.93	-	48.41	21,059	0.25	1.29	-	2.44	29.90	-	31.41
2022	631	23.81	-	36.84	19,121	0.25	1.29	-	2.44	(28.27)	-	(27.43)
2021	714	33.19	-	50.77	29,924	0.03	1.29	-	2.44	24.42	-	25.87
2020	813	26.68	-	40.34	27,177	0.08	1.29	-	2.44	27.08	-	28.56

Fidelity® VIP Equity-Income Portfolio℠ - Initial Class
2024	9	35.65	-	45.56	355	1.67	1.15	-	1.65	13.45	-	14.02
2023	10	31.42	-	39.96	367	1.81	1.15	-	1.65	8.84	-	9.39
2022	13	28.87	-	36.53	426	1.87	1.15	-	1.65	(6.51)	-	(6.04)
2021	13	30.88	-	38.88	478	1.88	1.15	-	1.65	22.85	-	23.47
2020	19	25.14	-	31.49	534	1.81	1.15	-	1.65	4.95	-	5.47

Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2
2024	13	30.70	-	34.61	436	1.57	1.35	-	1.85	12.93	-	13.50
2023	14	27.19	-	30.49	410	1.55	1.35	-	1.85	8.35	-	8.89
2022	17	25.09	-	28.00	470	1.68	1.35	-	1.85	(6.99)	-	(6.52)
2021	19	26.98	-	29.95	536	1.58	1.35	-	1.85	22.31	-	22.93
2020	22	22.06	-	24.37	522	1.66	1.35	-	1.85	4.48	-	5.01

Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2
2024	110	15.50	-	18.91	1,878	3.36	1.29	-	2.34	2.69	-	3.79
2023	114	15.09	-	18.22	1,888	3.73	1.29	-	2.34	6.55	-	7.68
2022	122	14.16	-	16.92	1,902	1.92	1.29	-	2.34	(15.67)	-	(14.77)
2021	132	16.79	-	19.85	2,426	0.74	1.29	-	2.34	3.14	-	4.24
2020	150	16.28	-	19.04	2,670	1.03	1.29	-	2.34	9.63	-	10.79

Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2
2024	70	17.18	-	21.37	1,393	2.36	1.29	-	2.44	4.79	-	6.01
2023	86	16.40	-	20.15	1,614	2.68	1.29	-	2.44	9.51	-	10.78
2022	122	14.98	-	18.19	2,112	1.81	1.29	-	2.44	(18.00)	-	(17.05)
2021	150	18.26	-	21.93	3,108	0.81	1.29	-	2.44	6.61	-	7.86
2020	158	17.52	-	20.33	3,040	0.97	1.29	-	2.29	12.11	-	13.24

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2
2024	28	$19.46	-	24.42	$633	1.93%	1.29	-	2.49%	6.42	-	7.72%
2023	34	18.28	-	22.67	719	2.25	1.29	-	2.49	11.64	-	12.99
2022	36	16.38	-	20.07	673	1.71	1.29	-	2.49	(19.13)	-	(18.15)
2021	37	20.25	-	24.52	847	0.82	1.29	-	2.49	9.30	-	10.63
2020	33	20.57	-	22.16	694	0.95	1.29	-	1.79	14.56	-	15.14

Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2
2024	27	12.70	-	15.35	378	3.27	1.29	-	2.29	1.82	-	2.85
2023	29	12.47	-	14.92	393	4.02	1.29	-	2.29	5.20	-	6.27
2022	30	11.86	-	14.04	395	1.95	1.29	-	2.29	(14.26)	-	(13.39)
2021	38	13.83	-	16.21	576	0.77	1.29	-	2.29	0.68	-	1.70
2020	39	13.73	-	15.94	588	0.99	1.29	-	2.29	7.77	-	8.87

Fidelity® VIP Government Money Market Portfolio - Initial Class
2024	5,676	9.82	-	11.04	58,947	4.97	0.70	-	2.05	2.96	-	4.37
2023	4,281	9.54	-	10.58	42,891	4.83	0.70	-	2.05	2.77	-	4.16
2022	2,786	9.28	-	10.16	26,967	1.42	0.70	-	2.05	(0.62)	-	0.73
2021	2,784	9.34	-	10.08	26,955	<0.01	0.70	-	2.05	(2.02)	-	(0.69)
2020	3,081	9.53	-	10.15	30,242	0.33	0.70	-	2.05	(1.72)	-	(0.38)

Fidelity® VIP Government Money Market Portfolio - Service Class 2
2024	7,787	7.93	-	9.58	74,853	4.73	1.25	-	2.59	2.13	-	3.53
2023	7,141	7.77	-	9.25	66,368	4.60	1.25	-	2.59	1.95	-	3.34
2022	3,859	7.62	-	8.95	35,027	1.24	1.25	-	2.59	(1.34)	-	0.01
2021	4,054	7.72	-	8.95	36,975	<0.01	1.25	-	2.59	(2.56)	-	(1.23)
2020	4,282	7.92	-	9.06	39,740	0.25	1.25	-	2.59	(2.34)	-	(1.01)

Fidelity® VIP Growth & Income Portfolio - Service Class 2
2024	75	37.20	-	46.80	3,191	1.29	1.29	-	2.44	18.99	-	20.38
2023	81	31.27	-	38.87	2,912	1.39	1.29	-	2.44	15.50	-	16.85
2022	96	27.07	-	33.27	2,944	1.40	1.29	-	2.44	(7.47)	-	(6.39)
2021	113	29.25	-	35.54	3,741	2.16	1.29	-	2.44	22.59	-	24.02
2020	133	23.86	-	28.66	3,560	1.92	1.29	-	2.44	4.99	-	6.21

Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2024	30	67.77	-	84.26	2,439	—	1.29	-	2.44	35.18	-	36.77
2023	26	50.13	-	61.61	1,522	—	1.29	-	2.44	41.79	-	43.44
2022	36	35.36	-	42.95	1,427	—	1.29	-	2.44	(39.81)	-	(39.11)
2021	39	58.74	-	70.54	2,577	—	1.29	-	2.44	8.96	-	10.23
2020	41	53.91	-	63.99	2,455	—	1.29	-	2.44	64.16	-	66.07

Fidelity® VIP Growth Portfolio - Initial Class
2024	56	43.71	-	78.84	3,525	<0.01	1.15	-	1.65	28.25	-	28.89
2023	61	34.08	-	61.16	2,989	0.12	1.15	-	1.65	34.02	-	34.68
2022	75	25.43	-	45.41	2,660	0.62	1.15	-	1.65	(25.69)	-	(25.32)
2021	86	34.22	-	60.81	4,069	—	1.15	-	1.65	21.20	-	21.81
2020	103	28.24	-	49.92	3,957	0.08	1.15	-	1.65	41.54	-	42.25

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Growth Portfolio - Service Class 2
2024	3	$56.45	-	63.26	$184	—%	1.35	-	1.75%	27.80	-	28.31%
2023	4	43.99	-	49.50	187	<0.01	1.35	-	1.75	33.53	-	34.06
2022	4	29.40	-	32.81	142	0.35	1.35	-	1.85	(26.03)	-	(25.66)
2021	5	39.75	-	44.14	201	—	1.35	-	1.85	20.64	-	21.25
2020	5	32.95	-	36.41	182	0.04	1.35	-	1.85	40.91	-	41.61

Fidelity® VIP High Income Portfolio - Initial Class
2024	6	20.38	-	22.86	132	6.14	1.15	-	1.59	7.24	-	7.72
2023	7	19.00	-	21.22	133	5.79	1.15	-	1.59	8.74	-	9.22
2022	7	16.90	-	19.43	119	4.66	1.15	-	1.65	(12.82)	-	(12.39)
2021	8	19.39	-	22.18	166	4.91	1.15	-	1.65	2.70	-	3.22
2020	10	18.88	-	21.49	188	4.95	1.15	-	1.65	1.06	-	1.57

Fidelity® VIP High Income Portfolio - Service Class 2
2024	46	16.76	-	21.08	912	6.01	1.29	-	2.44	5.97	-	7.21
2023	51	15.81	-	19.66	941	5.40	1.29	-	2.44	7.57	-	8.82
2022	59	14.70	-	18.07	995	4.87	1.29	-	2.44	(13.81)	-	(12.81)
2021	66	17.05	-	20.72	1,281	5.02	1.29	-	2.44	1.76	-	2.95
2020	83	16.76	-	20.13	1,582	4.76	1.29	-	2.44	(0.06)	-	1.10

Fidelity® VIP Index 500 Portfolio - Initial Class
2024	64	40.79	-	47.62	3,036	1.27	1.15	-	1.65	22.84	-	23.46
2023	70	33.21	-	38.57	2,699	1.46	1.15	-	1.65	24.14	-	24.76
2022	76	26.75	-	30.92	2,338	1.38	1.15	-	1.65	(19.55)	-	(19.15)
2021	105	33.25	-	38.24	3,971	1.22	1.15	-	1.65	26.47	-	27.11
2020	118	26.29	-	30.08	3,534	1.74	1.15	-	1.65	16.30	-	16.89

Fidelity® VIP Index 500 Portfolio - Service Class 2
2024	89	38.49	-	47.85	3,975	1.02	1.29	-	2.44	21.55	-	22.97
2023	105	31.66	-	38.91	3,797	1.08	1.29	-	2.44	22.84	-	24.26
2022	186	25.78	-	31.31	5,436	1.15	1.29	-	2.44	(20.39)	-	(19.47)
2021	211	32.38	-	38.88	7,680	0.90	1.29	-	2.44	25.15	-	26.61
2020	316	25.87	-	30.71	9,176	1.42	1.29	-	2.44	15.09	-	16.43

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2024	18	19.67	-	20.70	373	3.08	1.25	-	1.45	0.32	-	0.52
2023	23	19.61	-	20.59	465	2.61	1.25	-	1.45	4.68	-	4.89
2022	24	18.73	-	19.63	463	2.17	1.25	-	1.45	(14.21)	-	(14.04)
2021	26	21.84	-	22.84	592	1.98	1.25	-	1.45	(2.04)	-	(1.84)
2020	28	22.29	-	23.27	651	2.19	1.25	-	1.45	7.82	-	8.04

Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2024	< 1	15.47	-	15.47	< 1	3.63	1.50	-	1.50	(0.03)	-	(0.03)
2023	< 1	15.47	-	15.47	< 1	2.52	1.50	-	1.50	4.42	-	4.42
2022	< 1	14.82	-	14.82	< 1	1.98	1.50	-	1.50	(14.51)	-	(14.51)
2021	< 1	17.33	-	17.33	< 1	1.96	1.50	-	1.50	(2.38)	-	(2.38)
2020	< 1	17.76	-	17.76	< 1	2.17	1.50	-	1.50	7.53	-	7.53

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2024	149	$27.32	-	46.20	$5,402	0.34%	1.29	-	2.44%	14.32	-	15.66%
2023	167	23.90	-	39.95	5,226	0.38	1.29	-	2.44	12.03	-	13.33
2022	184	21.33	-	35.25	5,091	0.26	1.29	-	2.44	(17.03)	-	(16.06)
2021	212	25.71	-	42.00	7,065	0.35	1.29	-	2.44	22.27	-	23.69
2020	249	21.02	-	33.95	6,704	0.39	1.29	-	2.44	15.01	-	16.35

Fidelity® VIP Overseas Portfolio - Initial Class
2024	16	17.56	-	19.11	347	1.59	1.15	-	1.65	3.32	-	3.85
2023	18	17.00	-	18.40	368	1.04	1.15	-	1.65	18.54	-	19.13
2022	19	14.34	-	15.44	327	0.85	1.15	-	1.65	(25.72)	-	(25.35)
2021	29	19.30	-	20.69	665	0.53	1.15	-	1.65	17.74	-	18.33
2020	30	16.39	-	17.48	583	0.44	1.15	-	1.65	13.72	-	14.29

Fidelity® VIP Overseas Portfolio - Service Class 2
2024	< 1	27.99	-	27.99	< 1	1.47	1.50	-	1.50	3.23	-	3.23
2023	< 1	27.11	-	27.11	< 1	0.78	1.50	-	1.50	18.42	-	18.42
2022	< 1	22.90	-	22.90	< 1	0.85	1.50	-	1.50	(25.81)	-	(25.81)
2021	< 1	30.75	-	30.86	< 1	0.35	1.50	-	1.80	17.25	-	17.60
2020	< 1	26.22	-	26.24	6	0.23	1.50	-	1.80	13.26	-	13.61

Franklin DynaTech VIP Fund - Class 2
2024	19	43.91	-	52.55	943	—	1.29	-	2.19	27.59	-	28.76
2023	24	34.42	-	40.81	893	—	1.29	-	2.19	40.65	-	41.93
2022	28	24.47	-	28.75	748	—	1.29	-	2.19	(41.26)	-	(40.73)
2021	27	41.66	-	48.51	1,204	—	1.29	-	2.19	13.61	-	14.65
2020	29	36.67	-	42.31	1,140	—	1.29	-	2.19	41.73	-	43.02

Franklin Growth and Income VIP Fund - Class 2
2024	245	37.79	-	50.04	11,376	2.28	1.29	-	2.54	15.00	-	16.46
2023	293	32.86	-	42.97	11,724	2.22	1.29	-	2.54	6.24	-	7.58
2022	341	30.93	-	39.94	12,692	2.98	1.29	-	2.54	(9.16)	-	(8.01)
2021	386	34.05	-	43.41	15,685	2.47	1.29	-	2.54	22.08	-	23.63
2020	448	27.89	-	35.12	14,797	3.80	1.29	-	2.54	2.86	-	4.16

Franklin Income VIP Fund - Class 2
2024	1,531	20.35	-	26.83	38,379	5.23	1.28	-	2.59	4.43	-	5.83
2023	1,692	19.49	-	25.35	40,169	5.17	1.28	-	2.59	5.84	-	7.25
2022	1,973	18.41	-	23.64	43,775	4.87	1.28	-	2.59	(7.90)	-	(6.67)
2021	2,155	19.99	-	25.33	51,369	4.66	1.28	-	2.59	13.75	-	15.27
2020	2,408	17.58	-	21.97	49,943	5.88	1.28	-	2.59	(1.90)	-	(0.59)

Franklin Large Cap Growth VIP Fund - Class 2
2024	204	37.55	-	48.55	9,358	—	1.29	-	2.54	23.09	-	24.66
2023	268	30.51	-	38.95	9,904	—	1.29	-	2.54	36.91	-	38.64
2022	343	22.28	-	28.09	9,159	—	1.29	-	2.54	(38.14)	-	(37.35)
2021	395	36.02	-	44.84	16,700	—	1.29	-	2.54	12.37	-	13.79
2020	467	32.05	-	39.41	17,435	—	1.29	-	2.54	40.99	-	42.77

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Global Discovery VIP Fund - Class 2
2024	168	$20.00	-	31.81	$4,198	1.74%	1.29	-	2.54%	2.00	-	3.30%
2023	182	19.61	-	30.79	4,415	2.39	1.29	-	2.54	17.28	-	18.77
2022	224	16.72	-	25.93	4,615	1.37	1.29	-	2.54	(7.15)	-	(5.97)
2021	256	18.01	-	27.57	5,629	2.64	1.29	-	2.54	16.12	-	17.59
2020	292	15.51	-	23.45	5,468	2.31	1.29	-	2.54	(6.87)	-	(5.69)

Franklin Mutual Shares VIP Fund - Class 2
2024	759	26.11	-	27.76	22,649	1.96	1.28	-	2.69	8.28	-	9.85
2023	854	24.11	-	25.27	23,360	1.85	1.28	-	2.69	10.44	-	12.02
2022	967	21.83	-	22.56	23,747	1.82	1.28	-	2.69	(9.90)	-	(8.61)
2021	1,098	24.23	-	24.68	29,612	2.84	1.28	-	2.69	15.99	-	17.65
2020	1,242	20.89	-	20.98	28,726	2.80	1.28	-	2.69	(7.58)	-	(6.25)

Franklin Small Cap Value VIP Fund - Class 2
2024	238	38.63	-	47.55	12,444	0.94	1.28	-	2.69	8.71	-	10.28
2023	267	35.03	-	43.74	12,811	0.53	1.28	-	2.69	9.74	-	11.32
2022	297	31.47	-	39.86	12,868	0.97	1.28	-	2.69	(12.46)	-	(11.21)
2021	330	35.44	-	45.53	16,384	1.00	1.28	-	2.69	22.02	-	23.77
2020	361	28.63	-	37.32	14,853	1.51	1.28	-	2.69	2.38	-	3.85

Franklin Small-Mid Cap Growth VIP Fund - Class 2
2024	13	54.08	-	67.68	802	—	1.29	-	2.29	8.49	-	9.60
2023	14	49.85	-	61.75	819	—	1.29	-	2.29	23.86	-	25.11
2022	15	40.24	-	49.36	713	—	1.29	-	2.29	(35.20)	-	(34.54)
2021	15	62.11	-	75.40	1,044	—	1.29	-	2.29	7.51	-	8.60
2020	15	57.77	-	69.44	1,004	—	1.29	-	2.29	51.56	-	53.10

Franklin U.S. Government Securities VIP Fund - Class 2
2024	302	9.47	-	12.06	3,306	3.11	1.29	-	2.44	(1.10)	-	0.06
2023	338	9.58	-	12.05	3,734	2.71	1.29	-	2.44	1.94	-	3.12
2022	366	9.40	-	11.69	4,012	2.29	1.29	-	2.44	(11.94)	-	(10.91)
2021	457	10.20	-	13.12	5,647	2.44	1.29	-	2.69	(4.45)	-	(3.09)
2020	526	10.68	-	13.54	6,709	3.30	1.29	-	2.69	1.06	-	2.49

Goldman Sachs VIT Large Cap Value Fund - Institutional Class
2024	38	25.28	-	31.80	1,108	1.36	1.29	-	2.44	14.24	-	15.58
2023	44	21.51	-	27.52	1,106	1.68	1.29	-	2.59	10.11	-	11.56
2022	52	19.53	-	24.66	1,184	1.32	1.29	-	2.59	(8.77)	-	(7.57)
2021	59	21.41	-	26.69	1,446	1.12	1.29	-	2.59	20.94	-	22.53
2020	69	17.70	-	21.78	1,403	1.38	1.29	-	2.59	1.30	-	2.64

Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
2024	34	33.10	-	40.40	1,296	1.00	1.29	-	2.29	9.83	-	10.94
2023	36	30.14	-	36.42	1,255	0.97	1.29	-	2.29	8.89	-	9.99
2022	42	27.68	-	33.11	1,326	0.64	1.29	-	2.29	(12.03)	-	(11.15)
2021	49	31.46	-	37.27	1,726	0.47	1.29	-	2.29	27.97	-	29.26
2020	53	24.59	-	28.83	1,462	0.61	1.29	-	2.29	5.93	-	7.01

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
2024	65	$28.23	-	60.41	$2,160	0.92%	1.15	-	2.44%	16.15	-	17.68%
2023	78	24.31	-	51.33	2,198	1.01	1.15	-	2.44	16.39	-	17.92
2022	90	20.88	-	43.53	2,152	0.30	1.15	-	2.44	(21.33)	-	(20.30)
2021	100	26.55	-	54.62	3,047	0.45	1.15	-	2.44	20.79	-	22.37
2020	113	21.98	-	44.64	2,833	0.22	1.15	-	2.44	5.95	-	7.34

Goldman Sachs VIT Strategic Growth Fund - Institutional Class
2024	< 1	62.21	-	65.89	8	—	1.37	-	1.59	30.27	-	30.56
2023	< 1	47.75	-	50.47	6	—	1.37	-	1.59	39.71	-	40.02
2022	< 1	34.18	-	36.04	5	—	1.37	-	1.59	(33.58)	-	(33.43)
2021	< 1	51.46	-	54.15	7	—	1.37	-	1.59	20.00	-	20.27
2020	< 1	29.45	-	45.02	6	0.07	1.37	-	1.65	38.21	-	38.60

Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class
2024	38	39.95	-	50.26	1,778	0.62	1.29	-	2.44	25.20	-	26.66
2023	48	31.91	-	39.68	1,762	0.65	1.29	-	2.44	20.82	-	22.22
2022	61	26.41	-	32.47	1,833	0.75	1.29	-	2.44	(21.68)	-	(20.77)
2021	71	33.73	-	40.98	2,706	0.74	1.29	-	2.44	26.27	-	27.74
2020	95	26.71	-	32.08	2,861	0.79	1.29	-	2.44	14.70	-	16.03

Invesco V.I. American Franchise Fund - Series I
2024	1,757	38.23	-	49.64	85,053	—	0.70	-	2.30	31.81	-	33.94
2023	1,986	28.54	-	37.66	72,621	—	0.70	-	2.30	37.73	-	39.95
2022	2,183	20.39	-	27.34	57,293	—	0.70	-	2.30	(32.68)	-	(31.59)
2021	2,440	29.81	-	40.62	94,146	—	0.70	-	2.30	9.38	-	11.15
2020	2,722	26.82	-	37.13	95,098	0.07	0.70	-	2.30	39.12	-	41.36

Invesco V.I. American Franchise Fund - Series II
2024	384	56.71	-	73.68	17,991	—	1.29	-	2.44	31.28	-	32.82
2023	428	43.20	-	55.47	15,350	—	1.29	-	2.44	37.20	-	38.79
2022	506	31.49	-	39.97	13,360	—	1.29	-	2.44	(32.96)	-	(32.18)
2021	548	46.97	-	58.93	21,627	—	1.29	-	2.44	8.94	-	10.21
2020	593	42.71	-	53.47	21,304	—	1.29	-	2.49	38.49	-	40.17

Invesco V.I. American Value Fund - Series I
2024	953	39.74	-	67.43	32,329	1.00	0.70	-	2.69	26.91	-	29.50
2023	1,071	31.31	-	52.07	27,946	0.63	0.70	-	2.69	12.52	-	14.80
2022	1,233	27.83	-	45.36	28,094	0.73	0.70	-	2.69	(5.21)	-	(3.29)
2021	1,400	29.36	-	46.91	33,387	0.44	0.70	-	2.69	24.53	-	27.06
2020	879	23.57	-	36.92	23,725	0.91	0.70	-	2.69	(1.58)	-	0.42

Invesco V.I. American Value Fund - Series II
2024	222	51.52	-	68.58	12,324	0.76	1.29	-	2.59	26.73	-	28.41
2023	273	40.66	-	53.41	11,599	0.37	1.29	-	2.59	12.33	-	13.81
2022	314	36.19	-	46.93	11,906	0.45	1.29	-	2.59	(5.36)	-	(4.11)
2021	370	38.24	-	48.94	14,798	0.24	1.29	-	2.59	24.34	-	25.98
2020	356	30.75	-	38.85	11,764	0.64	1.29	-	2.59	(1.74)	-	(0.44)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Capital Appreciation Fund - Series I
2024	76	$37.79	-	53.11	$3,836	—%	1.15	-	1.85%	31.68	-	32.62%
2023	90	28.70	-	40.05	3,353	—	1.15	-	1.85	32.89	-	33.83
2022	101	21.60	-	29.92	2,765	—	1.15	-	1.85	(32.06)	-	(31.57)
2021	107	31.79	-	43.73	4,288	—	1.15	-	1.85	20.31	-	21.17
2020	122	26.42	-	36.09	4,068	—	1.15	-	1.85	34.07	-	35.03

Invesco V.I. Capital Appreciation Fund - Series II
2024	230	45.74	-	62.24	13,253	—	1.29	-	2.69	30.23	-	32.09
2023	269	35.12	-	47.12	11,801	—	1.29	-	2.69	31.44	-	33.30
2022	317	26.72	-	35.35	10,463	—	1.29	-	2.69	(32.81)	-	(31.85)
2021	339	39.76	-	51.87	16,552	—	1.29	-	2.69	19.02	-	20.71
2020	396	33.41	-	42.97	16,035	—	1.29	-	2.69	32.60	-	34.49

Invesco V.I. Comstock Fund - Series I
2024	419	37.02	-	52.72	18,780	1.74	0.70	-	2.30	12.54	-	14.37
2023	467	32.89	-	46.10	18,394	1.79	0.70	-	2.30	9.81	-	11.58
2022	513	29.95	-	41.32	18,252	1.60	0.70	-	2.30	(1.17)	-	0.42
2021	554	30.31	-	41.14	19,760	1.80	0.70	-	2.30	30.33	-	32.43
2020	602	23.26	-	31.07	16,336	2.40	0.70	-	2.30	(3.11)	-	(1.54)

Invesco V.I. Comstock Fund - Series II
2024	1,146	39.39	-	52.43	48,022	1.47	1.29	-	2.59	11.90	-	13.38
2023	1,327	35.20	-	46.24	49,208	1.55	1.29	-	2.59	9.22	-	10.66
2022	1,486	32.23	-	41.79	50,228	1.31	1.29	-	2.59	(1.74)	-	(0.45)
2021	1,722	32.80	-	41.98	58,555	1.58	1.29	-	2.59	29.62	-	31.33
2020	1,968	25.30	-	31.96	51,315	2.16	1.29	-	2.59	(3.63)	-	(2.36)

Invesco V.I. Conservative Balanced Fund - Series I (sub-account merged on April 26, 2024)
2024	—	16.87	-	20.56	—	2.62	1.15	-	1.65	2.01	-	2.18
2023	33	16.54	-	20.12	613	1.77	1.15	-	1.65	10.76	-	11.32
2022	38	14.93	-	18.08	649	1.27	1.15	-	1.65	(18.21)	-	(17.80)
2021	51	20.29	-	21.99	1,081	1.51	1.15	-	1.80	8.65	-	9.37
2020	51	18.68	-	20.11	995	2.08	1.15	-	1.80	12.80	-	13.54

Invesco V.I. Conservative Balanced Fund - Series II (sub-account merged on April 26, 2024)
2024	—	16.40	-	21.53	—	2.35	1.29	-	2.54	1.63	-	2.05
2023	195	16.13	-	21.10	3,796	1.73	1.29	-	2.54	9.48	-	10.86
2022	211	14.74	-	19.03	3,716	1.12	1.29	-	2.54	(19.11)	-	(18.09)
2021	232	18.22	-	23.23	5,030	1.30	1.29	-	2.54	7.52	-	8.88
2020	246	16.94	-	21.34	4,919	1.80	1.29	-	2.54	11.70	-	13.11

Invesco V.I. Core Equity Fund - Series I
2024	1,196	30.07	-	39.80	51,954	0.69	0.70	-	2.20	22.86	-	24.73
2023	1,357	24.48	-	31.91	47,630	0.72	0.70	-	2.20	20.69	-	22.51
2022	1,567	20.28	-	26.04	44,795	0.91	0.70	-	2.20	(22.27)	-	(21.10)
2021	1,697	26.09	-	33.01	62,127	0.65	0.70	-	2.20	24.96	-	26.85
2020	1,884	20.88	-	26.02	54,821	1.34	0.70	-	2.20	11.37	-	13.06

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Core Equity Fund - Series II
2024	22	$27.34	-	33.99	$695	0.48%	1.29	-	2.44%	22.24	-	23.67%
2023	25	22.36	-	27.48	645	0.48	1.29	-	2.44	20.11	-	21.51
2022	29	18.62	-	22.62	626	0.58	1.29	-	2.44	(22.67)	-	(21.77)
2021	37	24.08	-	28.91	1,034	0.44	1.29	-	2.44	24.29	-	25.74
2020	43	19.37	-	22.99	957	1.07	1.29	-	2.44	10.82	-	12.11

Invesco V.I. Core Plus Bond Fund - Series I
2024	226	13.90	-	16.04	3,535	3.58	1.10	-	1.85	1.15	-	1.93
2023	252	13.74	-	15.74	3,887	2.52	1.10	-	1.85	4.19	-	4.98
2022	277	13.19	-	14.99	4,078	0.56	1.10	-	1.85	(16.11)	-	(15.47)
2021	289	15.72	-	17.74	5,081	1.48	1.10	-	1.85	(2.49)	-	(1.74)
2020	369	16.12	-	18.05	6,599	2.07	1.10	-	1.85	7.70	-	8.52

Invesco V.I. Core Plus Bond Fund - Series II
2024	411	9.67	-	9.98	4,096	3.32	1.29	-	2.44	0.22	-	1.39
2023	496	9.65	-	9.84	4,870	2.40	1.29	-	2.44	3.29	-	4.49
2022	569	9.34	-	9.42	5,428	0.57	1.29	-	2.44	(6.57)	-	(5.84)
2021	22	14.05	-	15.84	342	1.51	1.50	-	2.10	(3.07)	-	(2.48)
2020	21	14.49	-	16.87	330	1.83	1.30	-	2.10	7.06	-	7.92

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2024	320	15.82	-	16.27	5,274	—	1.10	-	1.70	22.13	-	22.87
2023	358	12.96	-	13.25	4,851	—	1.10	-	1.70	11.25	-	11.92
2022	401	11.65	-	11.84	4,891	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	497	17.34	-	48.19	8,861	—	1.10	-	1.80	16.96	-	17.80
2020	534	14.72	-	41.20	8,145	<0.01	1.10	-	1.80	38.16	-	47.18

Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2024	403	16.28	-	43.57	9,929	—	0.83	-	2.54	20.78	-	22.89
2023	483	13.25	-	36.08	9,736	—	0.83	-	2.54	10.01	-	11.92
2022	506	11.84	-	32.79	9,479	—	0.83	-	2.54	(32.87)	-	(31.70)
2021	531	17.33	-	48.85	14,915	—	0.83	-	2.54	15.79	-	17.81
2020	602	14.71	-	42.19	14,354	—	0.83	-	2.54	36.70	-	47.09

Invesco V.I. Diversified Dividend Fund - Series I
2024	888	27.64	-	40.54	77,486	1.82	0.70	-	2.05	10.91	-	12.42
2023	1,098	24.92	-	36.06	82,367	1.94	0.70	-	2.05	6.84	-	8.29
2022	1,237	23.33	-	33.30	86,309	1.84	0.70	-	2.05	(3.67)	-	(2.36)
2021	1,384	24.22	-	34.11	99,882	2.12	0.70	-	2.05	16.48	-	18.06
2020	1,533	20.79	-	28.89	95,188	3.08	0.70	-	2.05	(1.89)	-	(0.56)

Invesco V.I. Diversified Dividend Fund - Series II
2024	642	29.82	-	38.40	19,022	1.64	1.29	-	2.44	10.21	-	11.50
2023	714	27.06	-	34.44	19,106	1.72	1.29	-	2.44	6.14	-	7.37
2022	805	25.50	-	32.08	20,197	1.59	1.29	-	2.44	(4.30)	-	(3.18)
2021	909	26.64	-	33.13	23,704	1.91	1.29	-	2.44	15.72	-	17.07
2020	1,034	22.41	-	28.30	23,122	2.86	1.29	-	2.59	(2.70)	-	(1.42)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I (sub-account launched on April 29, 2022)
2024	2,170	$11.77	-	12.21	$25,947	1.56%	0.70	-	2.05%	10.41	-	11.91%
2023	2,538	10.66	-	10.91	27,330	1.37	0.70	-	2.05	11.41	-	12.92
2022	2,680	9.57	-	9.66	25,751	1.02	0.70	-	2.05	(4.29)	-	(3.42)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II (sub-account launched on April 29, 2022)
2024	3,357	11.57	-	11.93	39,576	1.42	1.29	-	2.44	9.72	-	11.01
2023	3,835	10.52	-	10.75	40,922	1.16	1.29	-	2.59	10.52	-	11.97
2022	4,263	9.52	-	9.60	40,802	0.84	1.29	-	2.59	(4.84)	-	(4.00)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equity and Income Fund - Series I
2024	584	32.61	-	52.29	18,266	1.77	1.00	-	1.98	9.91	-	11.00
2023	653	29.67	-	47.11	18,490	1.97	1.00	-	1.98	8.39	-	9.46
2022	709	27.37	-	43.04	18,536	1.71	1.00	-	1.98	(9.32)	-	(8.43)
2021	809	30.19	-	47.00	22,588	2.02	1.00	-	1.98	16.33	-	17.47
2020	644	25.95	-	40.01	16,135	2.39	1.00	-	1.98	7.80	-	8.86

Invesco V.I. Equity and Income Fund - Series II
2024	559	25.84	-	39.10	17,925	1.67	1.29	-	2.54	9.07	-	10.46
2023	514	23.69	-	35.40	15,185	1.68	1.29	-	2.54	7.46	-	8.82
2022	586	25.09	-	32.53	15,997	1.39	1.29	-	2.59	(10.08)	-	(8.90)
2021	663	27.90	-	35.71	19,906	1.61	1.29	-	2.59	15.31	-	16.83
2020	762	24.20	-	30.57	19,769	2.20	1.29	-	2.59	6.83	-	8.24

Invesco V.I. EQV International Equity Fund - Series I
2024	333	17.99	-	26.64	9,104	1.70	1.10	-	1.70	(1.09)	-	(0.49)
2023	383	18.19	-	26.77	10,603	0.19	1.10	-	1.70	16.16	-	16.86
2022	417	15.66	-	22.91	9,858	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	463	19.49	-	28.35	13,615	1.24	1.10	-	1.70	4.10	-	4.73
2020	506	18.73	-	27.07	14,140	2.40	1.10	-	1.70	12.07	-	12.75

Invesco V.I. EQV International Equity Fund - Series II
2024	58	12.07	-	14.31	834	1.51	1.29	-	2.19	(1.85)	-	(0.96)
2023	61	11.76	-	14.45	911	—	1.29	-	2.44	15.02	-	16.35
2022	70	10.22	-	12.42	899	1.38	1.29	-	2.44	(20.48)	-	(19.55)
2021	80	12.85	-	15.44	1,277	1.06	1.29	-	2.44	3.05	-	4.25
2020	88	12.47	-	14.81	1,342	2.17	1.29	-	2.44	10.98	-	12.27

Invesco V.I. Global Core Equity Fund - Series I
2024	404	21.01	-	29.98	15,797	1.12	0.70	-	2.05	14.46	-	16.03
2023	441	18.35	-	25.84	14,948	0.56	0.70	-	2.05	19.26	-	20.88
2022	501	15.39	-	21.37	14,021	0.34	0.70	-	2.05	(23.46)	-	(22.42)
2021	560	20.11	-	27.55	20,284	0.94	0.70	-	2.05	13.62	-	15.16
2020	622	17.70	-	23.92	19,715	1.34	0.70	-	2.05	10.93	-	12.44

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Core Equity Fund - Series II
2024	323	$21.69	-	28.87	$7,191	0.82%	1.29	-	2.59%	13.70	-	15.21%
2023	398	19.08	-	25.06	7,775	0.29	1.29	-	2.59	18.34	-	19.90
2022	454	16.12	-	20.90	7,438	0.02	1.29	-	2.59	(24.16)	-	(23.16)
2021	488	21.25	-	27.20	10,444	0.72	1.29	-	2.59	12.73	-	14.22
2020	550	18.85	-	23.81	10,361	1.08	1.29	-	2.59	10.13	-	11.58

Invesco V.I. Global Fund - Series I
2024	33	41.22	-	62.00	1,998	—	1.15	-	1.85	13.92	-	14.73
2023	38	36.19	-	54.04	2,015	0.23	1.15	-	1.85	32.26	-	33.20
2022	41	27.36	-	40.57	1,618	—	1.15	-	1.85	(33.02)	-	(32.54)
2021	48	40.85	-	60.15	2,762	—	1.15	-	1.85	13.36	-	14.17
2020	53	36.03	-	52.68	2,709	0.70	1.15	-	1.85	25.29	-	26.18

Invesco V.I. Global Fund - Series II
2024	92	47.88	-	63.40	5,406	—	1.29	-	2.54	12.85	-	14.28
2023	104	42.43	-	55.48	5,400	—	1.29	-	2.54	31.07	-	32.72
2022	123	32.37	-	41.80	4,823	—	1.29	-	2.54	(33.65)	-	(32.81)
2021	127	48.79	-	62.21	7,430	—	1.29	-	2.54	12.26	-	13.69
2020	141	43.46	-	54.72	7,242	0.44	1.29	-	2.54	24.12	-	25.70

Invesco V.I. Global Strategic Income Fund - Series I
2024	27	18.66	-	21.97	353	2.81	1.15	-	1.65	1.46	-	1.97
2023	32	18.39	-	21.55	421	—	1.15	-	1.65	7.11	-	7.64
2022	42	16.46	-	20.02	458	—	1.15	-	1.85	(13.09)	-	(12.47)
2021	45	18.94	-	22.87	566	4.47	1.15	-	1.85	(5.19)	-	(4.52)
2020	49	19.98	-	23.95	672	5.31	1.15	-	1.85	1.50	-	2.22

Invesco V.I. Global Strategic Income Fund - Series II
2024	872	14.07	-	18.63	15,091	2.69	1.29	-	2.54	0.18	-	1.46
2023	923	14.04	-	18.36	15,783	—	1.29	-	2.54	5.87	-	7.20
2022	1,044	13.27	-	17.13	16,717	—	1.29	-	2.54	(13.94)	-	(12.85)
2021	1,179	15.41	-	19.65	21,740	4.20	1.29	-	2.54	(6.00)	-	(4.80)
2020	1,238	16.40	-	20.65	24,071	5.28	1.29	-	2.54	0.39	-	1.67

Invesco V.I. Government Money Market Fund - Series I
2024	216	9.67	-	12.07	2,523	4.85	1.10	-	1.70	3.20	-	3.82
2023	222	9.37	-	11.63	2,510	4.79	1.10	-	1.70	3.10	-	3.72
2022	242	9.09	-	11.21	2,641	1.44	1.10	-	1.70	(0.25)	-	0.35
2021	253	9.11	-	11.17	2,740	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
2020	323	9.27	-	11.29	3,522	0.29	1.10	-	1.70	(1.40)	-	(0.80)

Invesco V.I. Government Money Market Fund - Series II
2024	< 1	8.35	-	9.37	< 1	4.80	1.50	-	2.00	2.63	-	3.15
2023	< 1	8.13	-	9.08	< 1	4.38	1.50	-	2.00	2.53	-	3.05
2022	< 1	7.60	-	9.19	3	1.17	1.30	-	2.20	(0.94)	-	(0.05)
2021	< 1	7.68	-	9.20	5	<0.01	1.30	-	2.20	(2.17)	-	(1.28)
2020	11	7.85	-	9.32	94	0.22	1.30	-	2.20	(1.97)	-	(1.08)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Government Securities Fund - Series I
2024	191	$13.96	-	16.72	$2,989	2.50%	1.10	-	1.70%	—	-	0.60%
2023	216	13.96	-	16.62	3,375	2.02	1.10	-	1.70	2.86	-	3.48
2022	235	13.58	-	16.07	3,557	1.94	1.10	-	1.70	(11.80)	-	(11.27)
2021	274	15.39	-	18.11	4,649	2.16	1.10	-	1.70	(3.91)	-	(3.34)
2020	328	16.02	-	18.73	5,720	2.57	1.10	-	1.70	4.48	-	5.11

Invesco V.I. Government Securities Fund - Series II
2024	9	10.76	-	12.94	100	1.99	1.30	-	2.10	(0.65)	-	0.16
2023	11	10.83	-	12.92	127	1.74	1.30	-	2.10	2.30	-	3.11
2022	16	10.59	-	12.53	186	1.74	1.30	-	2.10	(12.43)	-	(11.73)
2021	16	12.09	-	14.19	213	2.20	1.30	-	2.10	(4.46)	-	(3.69)
2020	16	12.66	-	14.74	222	2.17	1.30	-	2.10	3.77	-	4.60

Invesco V.I. Growth and Income Fund - Series II
2024	421	39.13	-	53.61	19,886	1.19	1.29	-	2.69	12.61	-	14.22
2023	483	34.75	-	46.93	20,078	1.28	1.29	-	2.69	9.41	-	10.96
2022	558	31.76	-	42.30	20,985	1.22	1.29	-	2.69	(8.51)	-	(7.21)
2021	690	34.71	-	45.58	28,028	1.31	1.29	-	2.69	24.77	-	26.54
2020	819	27.82	-	36.02	26,438	1.99	1.29	-	2.69	(0.87)	-	0.54

Invesco V.I. High Yield Fund - Series I
2024	222	13.32	-	13.97	4,928	5.57	0.70	-	1.98	5.61	-	6.97
2023	254	12.45	-	13.23	5,282	4.94	0.70	-	1.98	8.02	-	9.41
2022	298	11.38	-	12.24	5,732	4.40	0.70	-	1.98	(11.32)	-	(10.18)
2021	348	12.67	-	13.81	7,484	4.65	0.70	-	1.98	2.34	-	3.65
2020	383	12.23	-	13.49	7,963	5.72	0.70	-	1.98	1.29	-	2.60

Invesco V.I. High Yield Fund - Series II
2024	254	18.41	-	24.51	3,464	5.52	1.29	-	2.59	4.81	-	6.20
2023	268	17.57	-	23.08	3,454	4.94	1.29	-	2.59	6.96	-	8.37
2022	305	16.43	-	21.30	3,594	4.22	1.29	-	2.59	(11.87)	-	(10.71)
2021	396	18.64	-	23.85	5,151	4.43	1.29	-	2.59	1.33	-	2.66
2020	398	18.39	-	23.23	5,291	5.72	1.29	-	2.59	0.25	-	1.57

Invesco V.I. Main Street Fund® - Series I
2024	20	38.68	-	43.08	813	—	1.15	-	1.85	21.36	-	22.22
2023	26	31.88	-	35.25	874	0.83	1.15	-	1.85	20.96	-	21.81
2022	30	26.35	-	28.93	814	1.35	1.15	-	1.85	(21.60)	-	(21.05)
2021	36	33.61	-	36.65	1,230	0.66	1.15	-	1.85	25.22	-	26.11
2020	43	26.84	-	29.06	1,158	1.41	1.15	-	1.85	11.84	-	12.64

Invesco V.I. Main Street Fund® - Series II
2024	309	42.35	-	58.02	16,560	—	1.29	-	2.69	20.08	-	21.80
2023	369	35.27	-	47.64	16,351	0.48	1.29	-	2.69	19.56	-	21.25
2022	441	29.50	-	39.29	16,154	1.06	1.29	-	2.69	(22.44)	-	(21.33)
2021	539	38.03	-	49.95	25,025	0.49	1.29	-	2.69	23.84	-	25.59
2020	642	30.71	-	39.77	23,862	1.14	1.29	-	2.69	10.66	-	12.23

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Mid Cap Fund® - Series I
2024	174	$29.65	-	47.57	$6,783	0.33%	1.10	-	2.10%	14.62	-	15.78%
2023	197	25.86	-	41.08	6,748	0.28	1.10	-	2.10	12.09	-	13.22
2022	221	22.64	-	36.29	6,696	0.35	1.10	-	2.20	(16.12)	-	(15.20)
2021	238	27.00	-	42.79	8,584	0.45	1.10	-	2.20	20.56	-	21.90
2020	247	22.39	-	35.10	7,372	0.71	1.10	-	2.20	6.87	-	8.05

Invesco V.I. Main Street Mid Cap Fund® - Series II
2024	15	26.09	-	33.20	473	0.12	1.29	-	2.44	13.95	-	15.28
2023	20	22.90	-	28.80	540	0.04	1.29	-	2.44	11.39	-	12.68
2022	22	20.55	-	25.56	533	0.07	1.29	-	2.44	(16.52)	-	(15.55)
2021	28	24.62	-	30.27	809	0.25	1.29	-	2.44	19.89	-	21.28
2020	32	20.54	-	24.96	748	0.50	1.29	-	2.44	6.30	-	7.54

Invesco V.I. Main Street Small Cap Fund® - Series I
2024	10	70.04	-	77.53	763	—	1.25	-	1.65	10.83	-	11.28
2023	11	63.20	-	69.68	720	1.08	1.25	-	1.65	16.20	-	16.67
2022	12	54.38	-	59.72	709	0.43	1.25	-	1.65	(17.21)	-	(16.88)
2021	19	65.69	-	71.85	1,338	0.37	1.25	-	1.65	20.55	-	21.03
2020	23	54.49	-	59.36	1,298	0.61	1.25	-	1.65	17.97	-	18.44

Invesco V.I. Main Street Small Cap Fund® - Series II
2024	111	55.83	-	72.26	7,454	—	1.29	-	2.44	9.67	-	10.95
2023	124	50.90	-	65.13	7,545	0.92	1.29	-	2.44	14.97	-	16.31
2022	140	44.28	-	56.00	7,349	0.24	1.29	-	2.44	(18.08)	-	(17.12)
2021	169	54.04	-	67.57	10,650	0.18	1.29	-	2.44	19.30	-	20.69
2020	201	45.30	-	55.99	10,539	0.36	1.29	-	2.44	16.74	-	18.10

Invesco V.I. Technology Fund - Series I
2024	51	57.21	-	64.77	3,132	—	1.10	-	1.70	32.00	-	32.79
2023	63	43.35	-	48.77	2,928	—	1.10	-	1.70	44.48	-	45.34
2022	78	30.00	-	33.56	2,492	—	1.10	-	1.70	(40.96)	-	(40.61)
2021	83	50.82	-	56.50	4,478	—	1.10	-	1.70	12.48	-	13.16
2020	100	45.18	-	49.93	4,779	—	1.10	-	1.70	43.65	-	44.52

Invesco V.I. Technology Fund - Series II
2024	< 1	55.36	-	58.91	4	—	1.30	-	1.60	31.72	-	32.12
2023	< 1	42.03	-	44.59	3	—	1.30	-	1.60	44.40	-	44.83
2022	< 1	29.10	-	30.79	2	—	1.30	-	1.60	(41.06)	-	(40.89)
2021	< 1	49.38	-	52.08	4	—	1.30	-	1.60	12.27	-	12.61
2020	< 1	42.19	-	46.25	6	—	1.30	-	1.85	43.12	-	43.91

Janus Henderson VIT Forty Portfolio - Institutional Shares
2024	< 1	87.77	-	87.77	< 1	0.11	1.50	-	1.50	26.53	-	26.53
2023	< 1	69.36	-	69.36	< 1	0.18	1.50	-	1.50	37.87	-	37.87
2022	< 1	50.31	-	50.31	< 1	0.20	1.50	-	1.50	(34.55)	-	(34.55)
2021	< 1	76.86	-	76.86	< 1	—	1.50	-	1.50	21.06	-	21.06
2020	< 1	63.49	-	63.49	< 1	0.27	1.50	-	1.50	37.31	-	37.31

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lazard Retirement Series Emerging Markets Equity Portfolio - Service Shares
2024	< 1	$56.92	-	56.92	< 1	3.34%	1.50	-	1.50%	5.81	-	5.81%
2023	< 1	53.79	-	53.79	< 1	5.01	1.50	-	1.50	20.45	-	20.45
2022	< 1	44.66	-	44.66	< 1	3.36	1.50	-	1.50	(16.39)	-	(16.39)
2021	< 1	53.42	-	53.42	< 1	1.88	1.50	-	1.50	3.89	-	3.89
2020	< 1	51.42	-	51.42	< 1	2.41	1.50	-	1.50	(2.75)	-	(2.75)

Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I
2024	< 1	38.42	-	38.42	< 1	1.38	1.50	-	1.50	6.45	-	6.45
2023	< 1	36.09	-	36.09	< 1	1.29	1.50	-	1.50	13.37	-	13.37
2022	< 1	31.83	-	31.83	< 1	1.11	1.50	-	1.50	(7.83)	-	(7.83)
2021	< 1	34.53	-	34.53	< 1	0.99	1.50	-	1.50	24.32	-	24.32
2020	< 1	27.78	-	27.78	< 1	1.82	1.50	-	1.50	3.67	-	3.67

Lord Abbett Bond Debenture Portfolio - Class VC
2024	279	17.67	-	22.37	5,832	5.50	1.29	-	2.44	4.12	-	5.34
2023	312	16.80	-	21.24	6,192	4.81	1.29	-	2.49	3.92	-	5.18
2022	361	16.17	-	20.19	6,822	4.10	1.29	-	2.49	(14.95)	-	(13.92)
2021	416	19.01	-	23.46	9,154	2.82	1.29	-	2.49	0.72	-	1.95
2020	470	18.87	-	23.01	10,225	3.72	1.29	-	2.49	4.65	-	5.92

Lord Abbett Fundamental Equity Portfolio - Class VC
2024	46	31.26	-	38.78	1,669	0.72	1.29	-	2.34	13.92	-	15.14
2023	51	27.44	-	33.68	1,607	0.55	1.29	-	2.34	11.98	-	13.16
2022	63	24.51	-	29.77	1,751	1.03	1.29	-	2.34	(14.03)	-	(13.11)
2021	70	28.50	-	34.26	2,249	0.79	1.29	-	2.34	24.35	-	25.67
2020	84	22.92	-	27.26	2,144	1.21	1.29	-	2.34	(0.59)	-	0.46

Lord Abbett Growth and Income Portfolio - Class VC
2024	132	27.03	—	34.23	4,223	0.77	1.29	—	2.44	17.67	—	19.04
2023	175	22.97	-	28.76	4,697	0.92	1.29	-	2.44	10.45	-	11.73
2022	193	20.80	-	25.74	4,659	1.22	1.29	-	2.44	(11.63)	-	(10.60)
2021	224	23.54	-	28.79	6,089	1.00	1.29	-	2.44	25.89	-	27.36
2020	279	18.70	-	22.61	5,963	1.66	1.29	-	2.44	0.21	-	1.37

Lord Abbett Growth Opportunities Portfolio - Class VC
2024	53	37.56	-	47.57	2,327	—	1.29	-	2.44	27.42	-	28.91
2023	66	29.47	-	36.90	2,279	—	1.29	-	2.44	8.00	-	9.25
2022	75	27.29	-	33.77	2,384	—	1.29	-	2.44	(34.17)	-	(33.40)
2021	82	41.46	-	50.71	3,905	—	1.29	-	2.44	3.87	-	5.09
2020	106	39.91	-	48.26	4,839	—	1.29	-	2.44	36.00	-	37.58

Lord Abbett Mid-Cap Stock Portfolio - Class VC
2024	164	24.69	-	31.27	4,787	0.43	1.29	-	2.44	12.10	-	13.41
2023	201	21.81	-	27.57	5,182	0.46	1.29	-	2.49	12.57	-	13.94
2022	223	19.38	-	24.20	5,075	0.74	1.29	-	2.49	(13.41)	-	(12.36)
2021	300	22.38	-	27.61	7,724	0.55	1.29	-	2.49	25.52	-	27.04
2020	363	17.83	-	21.74	7,410	1.08	1.29	-	2.49	(0.04)	-	1.18

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
LVIP American Century International Fund - Standard Class II
2024	< 1	$24.71	-	24.71	$8	1.61%	1.45	-	1.45%	1.12	-	1.12%
2023	< 1	24.44	-	24.44	8	1.38	1.45	-	1.45	10.96	-	10.96
2022	< 1	22.02	-	22.02	7	1.46	1.45	-	1.45	(25.84)	-	(25.84)
2021	< 1	29.70	-	29.70	9	0.16	1.45	-	1.45	7.18	-	7.18
2020	< 1	27.71	-	27.71	9	0.48	1.45	-	1.45	24.07	-	24.07

MFS® VIT Growth Series - Initial Class
2024	13	35.62	-	82.51	861	—	1.15	-	1.65	29.30	-	29.95
2023	17	27.55	-	63.49	844	—	1.15	-	1.65	33.65	-	34.32
2022	20	20.61	-	47.27	711	—	1.15	-	1.65	(32.75)	-	(32.42)
2021	23	30.65	-	69.94	1,166	—	1.15	-	1.65	21.51	-	22.12
2020	25	25.23	-	57.27	1,046	—	1.15	-	1.65	29.70	-	30.35

MFS® VIT Growth Series - Service Class
2024	< 1	49.33	-	55.61	43	—	1.35	-	1.85	28.72	-	29.37
2023	2	38.32	-	42.98	62	—	1.35	-	1.85	33.02	-	33.69
2022	2	28.81	-	32.15	52	—	1.35	-	1.85	(33.06)	-	(32.72)
2021	2	43.04	-	47.79	79	—	1.35	-	1.85	20.97	-	21.58
2020	2	35.58	-	39.31	67	—	1.35	-	1.85	29.11	-	29.76

MFS® VIT Investors Trust Series - Initial Class
2024	23	36.17	-	47.67	885	0.70	1.15	-	1.65	17.56	-	18.15
2023	23	30.77	-	40.35	766	0.73	1.15	-	1.65	17.04	-	17.62
2022	23	26.29	-	34.30	666	0.67	1.15	-	1.65	(17.85)	-	(17.44)
2021	25	32.00	-	41.55	850	0.61	1.15	-	1.65	24.74	-	25.36
2020	28	25.65	-	33.14	781	0.69	1.15	-	1.65	12.01	-	12.57

MFS® VIT Investors Trust Series - Service Class
2024	2	35.96	-	40.54	93	0.46	1.35	-	1.85	17.01	-	17.61
2023	2	30.73	-	34.47	80	0.46	1.35	-	1.85	16.49	-	17.07
2022	3	26.38	-	29.44	73	0.43	1.35	-	1.85	(18.22)	-	(17.81)
2021	5	32.26	-	35.82	171	0.41	1.35	-	1.85	24.18	-	24.80
2020	5	25.98	-	28.70	152	0.43	1.35	-	1.85	11.51	-	12.07

MFS® VIT New Discovery Series - Initial Class
2024	18	33.73	-	75.30	987	—	1.15	-	1.65	4.97	-	5.50
2023	20	32.13	-	71.38	1,002	—	1.15	-	1.65	12.55	-	13.11
2022	21	28.55	-	63.11	968	—	1.15	-	1.65	(30.91)	-	(30.56)
2021	19	41.32	-	90.88	1,262	—	1.15	-	1.65	0.13	-	0.64
2020	21	41.26	-	90.31	1,381	—	1.15	-	1.65	43.50	-	44.22

MFS® VIT New Discovery Series - Service Class
2024	2	34.59	-	36.72	75	—	1.35	-	1.60	4.73	-	4.99
2023	2	33.02	-	34.97	71	—	1.35	-	1.60	12.44	-	12.72
2022	2	27.80	-	31.03	63	—	1.35	-	1.85	(31.28)	-	(30.94)
2021	2	40.46	-	44.93	97	—	1.35	-	1.85	(0.30)	-	0.20
2020	2	40.58	-	44.83	107	—	1.35	-	1.85	42.90	-	43.62

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS® VIT Research Series - Initial Class
2024	6	$42.30	-	47.26	$246	0.58%	1.15	-	1.59%	16.99	-	17.51%
2023	8	28.44	-	40.22	289	0.51	1.15	-	1.65	20.42	-	21.02
2022	11	23.62	-	33.23	317	0.45	1.15	-	1.65	(18.56)	-	(18.16)
2021	14	29.00	-	40.60	488	0.55	1.15	-	1.65	22.76	-	23.38
2020	17	23.62	-	32.91	477	0.73	1.15	-	1.65	14.69	-	15.26

MFS® VIT Research Series - Service Class
2024	< 1	37.79	-	42.60	37	0.38	1.35	-	1.85	16.37	-	16.95
2023	< 1	32.47	-	36.42	33	0.24	1.35	-	1.85	19.88	-	20.48
2022	1	27.09	-	30.23	30	0.18	1.35	-	1.85	(18.95)	-	(18.54)
2021	1	33.42	-	37.11	48	0.33	1.35	-	1.85	22.22	-	22.83
2020	1	27.35	-	30.21	41	0.51	1.35	-	1.85	14.17	-	14.75

MFS® VIT Total Return Bond Series - Initial Class
2024	25	20.16	-	21.21	521	4.26	1.25	-	1.45	1.06	-	1.27
2023	28	19.94	-	20.94	589	3.17	1.25	-	1.45	5.84	-	6.05
2022	32	18.84	-	19.75	624	2.80	1.25	-	1.45	(15.17)	-	(15.00)
2021	27	22.21	-	23.23	619	2.70	1.25	-	1.45	(2.24)	-	(2.05)
2020	28	22.72	-	23.72	664	2.81	1.25	-	1.45	6.91	-	7.12

MFS® VIT Utilities Series - Initial Class
2024	< 1	48.35	-	51.32	45	2.37	1.35	-	1.59	9.89	-	10.16
2023	< 1	44.00	-	46.59	38	3.88	1.35	-	1.59	(3.65)	-	(3.42)
2022	3	45.66	-	48.23	167	2.24	1.35	-	1.59	(0.83)	-	(0.59)
2021	4	46.05	-	48.52	204	1.75	1.35	-	1.59	12.29	-	12.56
2020	5	41.01	-	43.11	201	2.50	1.35	-	1.59	4.23	-	4.48

MFS® VIT Utilities Series - Service Class
2024	2	37.71	-	40.03	67	2.11	1.35	-	1.60	9.56	-	9.83
2023	2	34.42	-	36.45	61	3.34	1.35	-	1.60	(3.89)	-	(3.64)
2022	3	35.81	-	37.83	127	2.22	1.35	-	1.60	(1.12)	-	(0.87)
2021	3	34.37	-	38.16	132	1.27	1.35	-	1.85	11.73	-	12.29
2020	8	30.76	-	33.98	280	2.09	1.35	-	1.85	3.68	-	4.20

MFS® VIT II High Yield Portfolio - Initial Class
2024	11	24.08	-	25.34	277	6.13	1.25	-	1.45	5.38	-	5.59
2023	12	22.85	-	24.00	279	5.81	1.25	-	1.45	10.79	-	11.02
2022	12	20.63	-	21.62	257	5.64	1.25	-	1.45	(11.80)	-	(11.62)
2021	23	23.39	-	24.46	561	3.29	1.25	-	1.45	2.00	-	2.20
2020	7	22.93	-	23.93	164	5.48	1.25	-	1.45	3.57	-	3.78

Morgan Stanley VIF Discovery Portfolio - Class I
2024	182	61.18	-	84.61	12,277	—	0.70	-	2.30	38.59	-	40.84
2023	208	44.15	-	60.08	10,079	—	0.70	-	2.30	41.07	-	43.34
2022	231	31.29	-	41.91	7,891	—	0.70	-	2.30	(63.81)	-	(63.22)
2021	265	86.46	-	113.96	24,912	—	0.70	-	2.30	(13.08)	-	(11.68)
2020	293	99.48	-	129.03	31,500	—	0.70	-	2.30	146.58	-	150.54

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Discovery Portfolio - Class II
2024	115	$71.81	-	92.48	$7,586	—%	1.29	-	2.44%	38.28	-	39.90%
2023	150	50.32	-	66.10	6,841	—	1.29	-	2.59	40.44	-	42.28
2022	181	35.83	-	46.46	5,736	—	1.29	-	2.59	(63.92)	-	(63.45)
2021	176	99.31	-	127.10	15,746	—	1.29	-	2.59	(13.48)	-	(12.34)
2020	200	114.79	-	144.99	20,476	—	1.29	-	2.59	145.58	-	148.80

Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
2024	95	17.95	-	29.47	2,483	10.54	1.29	-	2.59	8.40	-	9.84
2023	114	16.56	-	26.83	2,729	8.75	1.29	-	2.59	8.82	-	10.25
2022	125	15.22	-	24.34	2,709	7.58	1.29	-	2.59	(20.89)	-	(19.85)
2021	139	19.24	-	30.36	3,760	5.15	1.29	-	2.59	(4.49)	-	(3.23)
2020	151	20.14	-	31.38	4,257	4.52	1.29	-	2.59	2.82	-	4.17

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
2024	296	23.28	-	26.18	6,670	1.37	0.70	-	2.20	5.46	-	7.06
2023	336	21.75	-	24.82	7,172	1.64	0.70	-	2.20	9.54	-	11.19
2022	396	19.56	-	22.66	7,578	0.43	0.70	-	2.20	(26.71)	-	(25.60)
2021	441	26.29	-	30.92	11,437	0.84	0.70	-	2.20	0.75	-	2.27
2020	461	25.70	-	30.69	11,817	1.39	0.70	-	2.20	11.95	-	13.64

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
2024	49	30.50	-	39.27	1,782	1.31	1.29	-	2.44	5.09	-	6.32
2023	56	29.02	-	36.94	1,919	1.58	1.29	-	2.44	9.26	-	10.53
2022	62	26.56	-	33.42	1,933	0.37	1.29	-	2.44	(26.95)	-	(26.09)
2021	69	36.36	-	45.22	2,906	0.80	1.29	-	2.44	0.46	-	1.63
2020	73	36.19	-	44.49	3,023	1.36	1.29	-	2.44	11.59	-	12.89

Morgan Stanley VIF Global Infrastructure Portfolio - Class I (sub-account liquidated on December 6, 2024)
2024	—	23.25	-	30.56	—	2.86	0.70	-	1.85	14.50	-	15.74
2023	302	20.31	-	26.41	16,820	2.53	0.70	-	1.85	2.64	-	3.82
2022	341	19.78	-	25.44	18,690	2.89	0.70	-	1.85	(9.70)	-	(8.66)
2021	389	21.91	-	27.85	23,815	2.46	0.70	-	1.85	12.17	-	13.46
2020	454	19.53	-	24.54	24,397	1.69	0.70	-	1.85	(2.96)	-	(1.84)

Morgan Stanley VIF Global Infrastructure Portfolio - Class II (sub-account liquidated on December 6, 2024)
2024	—	33.62	-	44.71	—	2.54	1.29	-	2.59	13.51	-	14.91
2023	302	29.62	-	38.91	6,305	2.32	1.29	-	2.59	1.60	-	2.93
2022	355	29.16	-	37.80	7,214	2.71	1.29	-	2.59	(10.67)	-	(9.50)
2021	377	32.64	-	41.77	8,524	2.35	1.29	-	2.59	11.07	-	12.54
2020	398	29.39	-	37.12	8,048	1.42	1.29	-	2.59	(3.97)	-	(2.71)

Morgan Stanley VIF Global Strategist Portfolio - Class I
2024	1,425	17.28	-	19.67	30,092	—	0.70	-	2.10	5.22	-	6.71
2023	1,642	16.42	-	18.43	32,192	1.68	0.70	-	2.10	11.71	-	13.28
2022	1,834	14.70	-	16.27	31,607	—	0.70	-	2.10	(18.67)	-	(17.52)
2021	2,049	17.71	-	19.73	42,963	1.84	0.70	-	2.20	6.01	-	7.61
2020	2,203	16.70	-	18.33	43,288	1.47	0.70	-	2.20	8.50	-	10.14

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Global Strategist Portfolio - Class II
2024	504	$17.72	-	23.58	$9,061	—%	1.29	-	2.59%	4.64	-	6.03%
2023	576	16.93	-	22.24	9,854	1.57	1.29	-	2.59	11.02	-	12.48
2022	680	15.25	-	19.77	10,421	—	1.29	-	2.59	(19.20)	-	(18.13)
2021	752	18.87	-	24.15	14,162	1.75	1.29	-	2.59	5.44	-	6.83
2020	816	17.90	-	22.61	14,442	1.37	1.29	-	2.59	8.00	-	9.42

Morgan Stanley VIF Growth Portfolio - Class I
2024	4,386	69.89	-	70.54	238,805	—	0.70	-	2.69	42.66	-	45.56
2023	4,823	48.46	-	48.99	184,071	—	0.70	-	2.69	44.71	-	47.63
2022	5,292	32.83	-	33.85	138,173	—	0.70	-	2.69	(61.14)	-	(60.35)
2021	6,302	82.78	-	87.11	409,938	—	0.70	-	2.69	(2.57)	-	(0.59)
2020	7,135	83.27	-	89.41	476,389	—	0.70	-	2.69	111.52	-	115.80

Morgan Stanley VIF Growth Portfolio - Class II
2024	2,096	77.21	-	102.77	49,699	—	1.29	-	2.59	42.42	-	44.31
2023	2,443	54.21	-	71.21	40,762	—	1.29	-	2.59	44.52	-	46.42
2022	2,778	37.51	-	48.64	32,401	—	1.29	-	2.59	(61.19)	-	(60.68)
2021	3,009	96.65	-	123.69	90,556	—	1.29	-	2.59	(2.72)	-	(1.44)
2020	3,559	99.35	-	125.49	108,619	—	1.29	-	2.59	111.20	-	113.98

Morgan Stanley VIF U.S. Real Estate Portfolio - Class I (sub-account liquidated on December 6, 2024)
2024	—	32.48	-	69.00	—	2.67	0.70	-	2.20	13.06	-	14.66
2023	182	28.73	-	60.18	7,501	2.23	0.70	-	2.20	12.03	-	13.72
2022	213	25.64	-	52.92	7,801	1.23	0.70	-	2.20	(28.64)	-	(27.56)
2021	234	35.94	-	73.05	11,941	2.04	0.70	-	2.20	36.76	-	38.83
2020	248	26.28	-	52.62	9,163	2.80	0.70	-	2.20	(18.66)	-	(17.43)

Morgan Stanley VIF U.S. Real Estate Portfolio - Class II (sub-account liquidated on December 6, 2024)
2024	—	29.69	-	45.09	—	2.42	1.29	-	2.59	12.37	-	13.76
2023	279	26.42	-	39.63	9,744	1.95	1.29	-	2.59	11.29	-	12.75
2022	314	23.74	-	35.15	9,776	0.95	1.29	-	2.59	(29.09)	-	(28.15)
2021	331	33.47	-	48.92	14,411	1.86	1.29	-	2.59	35.85	-	37.64
2020	437	24.64	-	35.54	13,913	2.52	1.29	-	2.59	(19.23)	-	(18.17)

Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
2024	< 1	61.00	-	61.00	1	—	1.59	-	1.59	22.05	-	22.05
2023	< 1	49.97	-	49.97	2	—	1.59	-	1.59	16.29	-	16.29
2022	< 1	42.97	-	42.97	2	—	1.59	-	1.59	(29.86)	-	(29.86)
2021	< 1	61.27	-	61.27	2	—	1.59	-	1.59	11.21	-	11.21
2020	< 1	55.09	-	55.09	2	—	1.59	-	1.59	37.77	-	37.77

Neuberger Berman AMT Sustainable Equity Portfolio - Class I
2024	3	19.23	-	19.23	49	0.23	1.59	-	1.59	23.85	-	23.85
2023	3	15.53	-	15.53	39	0.35	1.59	-	1.59	24.90	-	24.90
2022	3	12.43	-	12.43	32	0.44	1.59	-	1.59	(19.74)	-	(19.74)
2021	3	15.49	-	15.49	40	0.38	1.59	-	1.59	21.53	-	21.53
2020	3	12.74	-	12.74	33	0.62	1.59	-	1.59	17.68	-	17.68

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2024	48	$5.80	-	7.21	$320	2.06%	1.29	-	2.44%	1.43	-	2.62%
2023	49	5.72	-	7.03	322	15.70	1.29	-	2.44	(10.16)	-	(9.12)
2022	54	6.37	-	7.73	388	21.42	1.29	-	2.44	6.04	-	7.27
2021	73	6.00	-	7.21	498	4.20	1.29	-	2.44	29.89	-	31.40
2020	77	4.62	-	5.49	400	6.22	1.29	-	2.44	(1.23)	-	(0.08)

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2024	15	14.66	-	18.22	255	6.32	1.29	-	2.44	4.81	-	6.03
2023	15	13.99	-	17.19	250	5.60	1.29	-	2.44	8.32	-	9.58
2022	16	12.91	-	15.69	241	4.68	1.29	-	2.44	(17.84)	-	(16.88)
2021	22	15.72	-	18.87	389	4.37	1.29	-	2.44	(5.02)	-	(3.91)
2020	22	16.55	-	19.64	407	4.50	1.29	-	2.44	4.01	-	5.23

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
2024	< 1	19.20	-	19.20	< 1	3.62	1.50	-	1.50	3.87	-	3.87
2023	< 1	18.48	-	18.48	< 1	2.59	1.50	-	1.50	7.39	-	7.39
2022	< 1	17.21	-	17.21	< 1	1.48	1.50	-	1.50	(11.50)	-	(11.50)
2021	< 1	19.45	-	19.45	< 1	1.59	1.50	-	1.50	(3.43)	-	(3.43)
2020	< 1	20.14	-	20.14	< 1	5.86	1.50	-	1.50	3.98	-	3.98

PIMCO VIT Real Return Portfolio - Advisor Class
2024	145	11.76	-	14.62	1,971	2.51	1.29	-	2.44	(0.46)	-	0.71
2023	152	11.81	-	14.51	2,056	2.90	1.29	-	2.44	1.06	-	2.24
2022	160	11.69	-	14.20	2,123	6.92	1.29	-	2.44	(14.12)	-	(13.12)
2021	187	13.61	-	16.34	2,872	4.85	1.29	-	2.44	2.92	-	4.12
2020	195	13.22	-	15.69	2,895	1.31	1.29	-	2.44	8.90	-	10.16

PIMCO VIT Total Return Portfolio - Institutional Class
2024	< 1	17.13	-	17.13	< 1	4.03	1.50	-	1.50	0.99	-	0.99
2023	< 1	16.96	-	16.96	< 1	3.58	1.50	-	1.50	4.35	-	4.35
2022	< 1	16.25	-	16.25	< 1	2.64	1.50	-	1.50	(15.58)	-	(15.58)
2021	< 1	19.25	-	19.25	< 1	1.77	1.50	-	1.50	(2.75)	-	(2.75)
2020	< 1	19.79	-	19.79	< 1	2.07	1.50	-	1.50	7.02	-	7.02

PIMCO VIT Total Return Portfolio - Advisor Class
2024	273	12.28	-	15.27	3,882	3.93	1.29	-	2.44	(0.07)	-	1.11
2023	321	11.96	-	15.10	4,539	3.46	1.29	-	2.59	3.11	-	4.47
2022	359	11.60	-	14.45	4,882	2.49	1.29	-	2.59	(16.58)	-	(15.49)
2021	419	13.91	-	17.10	6,757	1.72	1.29	-	2.59	(3.90)	-	(2.64)
2020	451	14.47	-	17.57	7,506	2.02	1.29	-	2.59	5.75	-	7.14

Putnam VT Core Equity Fund - Class IB
2024	1,089	41.64	-	58.86	42,011	0.62	0.80	-	2.29	24.05	-	25.94
2023	1,244	33.06	-	47.44	38,356	0.52	0.80	-	2.29	25.18	-	27.06
2022	1,407	26.02	-	37.90	34,384	1.03	0.80	-	2.29	(17.68)	-	(16.44)
2021	1,666	31.14	-	41.89	50,687	0.65	0.80	-	2.44	27.84	-	29.96
2020	1,902	23.96	-	32.77	44,771	0.96	0.80	-	2.44	14.48	-	16.39

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Diversified Income Fund - Class IB
2024	422	$16.57	-	23.41	$8,238	6.00%	0.80	-	2.15%	3.48	-	4.91%
2023	459	16.01	-	22.31	8,562	6.27	0.80	-	2.15	2.57	-	3.98
2022	516	15.61	-	21.46	9,316	6.85	0.80	-	2.15	(4.44)	-	(3.13)
2021	584	16.33	-	22.15	10,976	0.65	0.80	-	2.15	(8.95)	-	(7.69)
2020	614	17.94	-	23.99	12,617	7.70	0.80	-	2.15	(3.03)	-	(1.70)

Putnam VT Emerging Markets Equity Fund - Class IB
2024	315	9.36	-	17.33	5,260	1.42	0.80	-	2.15	13.07	-	14.64
2023	366	8.28	-	15.12	5,272	0.48	0.80	-	2.15	9.20	-	10.70
2022	397	7.58	-	13.66	5,206	—	0.80	-	2.15	(29.03)	-	(28.05)
2021	421	10.68	-	18.98	7,734	0.49	0.80	-	2.15	(6.25)	-	(4.96)
2020	472	11.39	-	19.97	9,077	0.04	0.80	-	2.15	25.19	-	26.91

Putnam VT Focused International Equity Fund - Class IB
2024	679	10.93	-	19.22	11,833	1.68	0.80	-	2.15	1.07	-	2.47
2023	779	10.82	-	18.75	13,215	0.69	0.80	-	2.15	16.69	-	18.30
2022	865	9.27	-	15.85	12,460	1.77	0.80	-	2.15	(19.95)	-	(18.85)
2021	955	11.58	-	19.54	16,965	0.77	0.80	-	2.15	10.16	-	11.68
2020	1,111	11.85	-	17.49	17,870	0.17	0.80	-	2.19	7.67	-	9.19

Putnam VT George Putnam Balanced Fund - Class IB
2024	1,232	24.47	-	34.06	35,758	1.19	0.80	-	2.69	13.59	-	15.79
2023	1,390	21.54	-	29.41	35,149	1.27	0.80	-	2.69	16.71	-	18.95
2022	1,547	18.45	-	24.73	33,141	0.91	0.80	-	2.69	(18.23)	-	(16.67)
2021	1,723	22.57	-	29.67	44,520	0.84	0.80	-	2.69	10.91	-	13.04
2020	1,842	20.35	-	26.25	42,379	1.16	0.80	-	2.69	12.32	-	14.48

Putnam VT Global Asset Allocation Fund - Class IB
2024	402	30.18	-	33.17	12,139	2.17	0.80	-	2.44	13.52	-	15.42
2023	466	26.59	-	28.73	12,236	1.54	0.80	-	2.44	14.65	-	16.55
2022	517	23.19	-	24.65	11,773	1.37	0.80	-	2.44	(18.06)	-	(16.70)
2021	590	28.30	-	29.60	16,251	0.70	0.80	-	2.44	11.19	-	13.04
2020	662	25.46	-	26.18	16,226	1.75	0.80	-	2.44	9.59	-	11.41

Putnam VT Global Health Care Fund - Class IB
2024	327	40.53	-	55.41	15,130	0.48	0.80	-	2.44	(1.05)	-	0.61
2023	381	40.96	-	55.07	17,523	0.30	0.80	-	2.44	6.50	-	8.26
2022	416	38.46	-	50.87	17,805	0.42	0.80	-	2.44	(6.98)	-	(5.43)
2021	463	41.35	-	53.79	21,046	1.12	0.80	-	2.44	16.51	-	18.45
2020	536	35.49	-	45.42	20,716	0.50	0.80	-	2.44	13.46	-	15.35

Putnam VT Government Money Market Fund - Class IB
2024	3,399	7.55	-	12.20	32,173	4.54	0.80	-	2.54	2.00	-	3.82
2023	2,979	7.41	-	11.75	27,373	4.36	0.80	-	2.54	1.81	-	3.60
2022	2,467	7.27	-	11.34	22,274	1.09	0.80	-	2.54	(1.42)	-	0.32
2021	2,627	7.38	-	11.30	23,722	<0.01	0.80	-	2.54	(2.51)	-	(0.79)
2020	3,086	7.57	-	11.39	28,266	0.20	0.80	-	2.54	(2.34)	-	(0.61)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT High Yield Fund - Class IB
2024	368	$25.39	-	32.51	$10,454	5.88%	0.80	-	2.44%	5.23	-	6.99%
2023	432	24.13	-	30.39	11,591	5.36	0.80	-	2.44	9.42	-	11.24
2022	484	22.05	-	27.32	11,734	5.22	0.80	-	2.44	(13.74)	-	(12.31)
2021	537	25.56	-	31.15	14,968	4.76	0.80	-	2.44	2.43	-	4.14
2020	604	24.49	-	29.91	16,298	5.73	0.80	-	2.54	2.55	-	4.36

Putnam VT Income Fund - Class IB
2024	1,383	12.45	-	21.36	22,699	5.71	0.80	-	2.44	(0.17)	-	1.50
2023	1,586	12.34	-	21.04	25,953	5.77	0.80	-	2.49	2.11	-	3.86
2022	1,723	12.08	-	20.26	27,346	5.74	0.80	-	2.49	(15.94)	-	(14.50)
2021	1,934	14.37	-	23.69	36,079	1.39	0.80	-	2.49	(6.95)	-	(5.35)
2020	2,063	15.30	-	25.03	41,024	4.80	0.80	-	2.54	3.06	-	4.88

Putnam VT International Equity Fund - Class IB
2024	1,868	17.84	-	19.33	33,499	2.18	0.70	-	2.59	0.31	-	2.25
2023	2,056	17.45	-	19.27	36,672	0.04	0.70	-	2.59	15.47	-	17.68
2022	2,299	14.83	-	16.69	35,218	1.56	0.70	-	2.59	(16.96)	-	(15.36)
2021	2,485	17.52	-	20.09	45,532	1.18	0.70	-	2.59	6.02	-	8.06
2020	2,701	16.21	-	18.95	46,457	1.65	0.70	-	2.59	9.21	-	11.31

Putnam VT International Value Fund - Class IB
2024	292	15.11	-	22.35	5,721	2.48	0.80	-	2.15	2.94	-	4.37
2023	332	14.68	-	21.41	6,302	1.50	0.80	-	2.15	16.14	-	17.73
2022	364	12.64	-	18.19	5,942	2.09	0.80	-	2.15	(8.81)	-	(7.55)
2021	410	13.86	-	19.67	7,229	2.03	0.80	-	2.15	12.47	-	14.02
2020	450	12.33	-	17.25	7,008	2.50	0.80	-	2.15	1.71	-	3.11

Putnam VT Large Cap Growth Fund - Class IB
2024	3,495	33.77	-	35.56	112,611	—	0.80	-	2.69	29.82	-	32.33
2023	3,995	26.01	-	26.87	97,743	—	0.80	-	2.69	40.63	-	43.32
2022	4,469	18.50	-	18.75	76,861	—	0.80	-	2.69	(32.36)	-	(31.06)
2021	5,073	27.19	-	27.34	128,044	—	0.80	-	2.69	19.38	-	21.67
2020	5,785	22.35	-	22.90	120,639	0.04	0.80	-	2.69	35.01	-	37.60

Putnam VT Large Cap Value Fund - Class IB
2024	2,443	22.97	-	45.03	132,325	1.13	0.70	-	2.69	15.94	-	18.31
2023	2,789	19.42	-	38.84	130,291	2.05	0.70	-	2.69	12.59	-	14.86
2022	3,098	16.91	-	34.50	127,503	1.52	0.70	-	2.69	(5.71)	-	(3.81)
2021	3,513	17.57	-	36.59	153,863	1.23	0.70	-	2.69	23.91	-	26.42
2020	3,935	13.90	-	29.53	139,398	1.75	0.70	-	2.69	2.98	-	5.06

Putnam VT Mortgage Securities Fund - Class IB
2024	315	13.83	-	19.45	4,885	6.78	0.80	-	2.10	2.55	-	3.92
2023	366	13.49	-	18.72	5,490	15.97	0.80	-	2.10	3.07	-	4.43
2022	403	13.09	-	17.93	5,739	9.22	0.80	-	2.10	(11.96)	-	(10.79)
2021	440	14.87	-	20.09	7,119	—	0.80	-	2.10	(5.78)	-	(4.54)
2020	475	15.78	-	21.05	8,125	9.66	0.80	-	2.10	(3.63)	-	(2.35)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Research Fund - Class IB
2024	422	$51.01	-	58.28	$19,558	0.40%	0.80	-	2.29%	23.39	-	25.26%
2023	489	40.72	-	47.23	18,259	0.81	0.80	-	2.29	25.93	-	27.83
2022	539	31.86	-	37.50	15,841	0.57	0.80	-	2.29	(19.16)	-	(17.94)
2021	594	38.82	-	46.40	21,385	0.10	0.80	-	2.29	21.31	-	23.14
2020	700	31.53	-	38.25	20,551	0.60	0.80	-	2.29	17.19	-	18.96

Putnam VT Small Cap Growth Fund - Class IB
2024	46	52.24	-	70.28	2,832	—	0.80	-	2.15	20.67	-	22.34
2023	57	43.29	-	57.45	2,894	—	0.80	-	2.15	20.51	-	22.16
2022	62	35.93	-	47.03	2,595	—	0.80	-	2.15	(29.84)	-	(28.87)
2021	71	51.20	-	66.12	4,197	—	0.80	-	2.15	11.42	-	12.96
2020	79	45.95	-	58.53	4,125	—	0.80	-	2.15	45.19	-	47.18

Putnam VT Small Cap Value Fund - Class IB
2024	406	33.06	-	46.09	20,406	0.96	0.70	-	2.30	3.77	-	5.45
2023	457	31.86	-	43.71	22,210	0.16	0.70	-	2.30	20.95	-	22.89
2022	516	26.34	-	35.57	20,482	0.17	0.70	-	2.30	(14.96)	-	(13.59)
2021	590	30.98	-	41.16	27,120	0.75	0.70	-	2.30	36.72	-	38.93
2020	682	22.66	-	29.63	22,982	1.09	0.70	-	2.30	1.60	-	3.24

Putnam VT Sustainable Future Fund - Class IB
2024	75	50.54	-	65.76	4,306	—	0.80	-	2.00	12.58	-	13.96
2023	90	44.89	-	57.70	4,608	—	0.80	-	2.00	25.97	-	27.50
2022	99	35.64	-	45.26	3,977	—	0.80	-	2.00	(35.34)	-	(34.56)
2021	111	55.11	-	69.15	6,873	—	0.80	-	2.00	3.96	-	5.22
2020	120	53.02	-	65.72	7,130	0.11	0.80	-	2.00	49.58	-	51.40

Putnam VT Sustainable Leaders Fund - Class IB
2024	1,801	42.89	-	61.93	71,198	0.21	0.80	-	2.69	19.72	-	22.03
2023	2,054	35.14	-	51.73	67,228	0.52	0.80	-	2.69	22.75	-	25.10
2022	2,269	28.09	-	42.14	59,903	0.55	0.80	-	2.69	(24.97)	-	(23.53)
2021	2,454	36.73	-	56.16	85,429	0.14	0.80	-	2.69	20.23	-	22.54
2020	2,861	29.98	-	46.71	81,760	0.42	0.80	-	2.69	25.31	-	27.71

Templeton Developing Markets VIP Fund - Class 2
2024	90	32.10	-	41.55	3,452	3.93	1.29	-	2.44	5.04	-	6.27
2023	96	26.30	-	30.23	3,476	2.09	1.15	-	2.49	9.85	-	11.34
2022	107	23.62	-	27.52	3,501	2.52	1.15	-	2.49	(23.91)	-	(22.87)
2021	134	30.62	-	36.17	5,635	0.86	1.15	-	2.49	(8.07)	-	(6.82)
2020	145	32.86	-	39.34	6,631	4.20	1.15	-	2.49	14.29	-	15.84

Templeton Foreign VIP Fund - Class 2
2024	869	17.68	-	18.02	16,897	2.42	1.15	-	2.69	(3.66)	-	(2.14)
2023	964	18.07	-	18.71	19,330	3.15	1.15	-	2.69	17.54	-	19.38
2022	1,141	15.13	-	15.91	19,297	3.00	1.15	-	2.69	(10.07)	-	(8.66)
2021	1,377	16.57	-	17.70	25,784	1.84	1.15	-	2.69	1.38	-	2.97
2020	1,520	16.09	-	17.46	27,879	3.40	1.15	-	2.69	(3.80)	-	(2.29)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Templeton Global Bond VIP Fund - Class 2
2024	20	$15.39	-	25.31	$416	—%	1.15	-	2.24%	(13.36)	-	(12.39)%
2023	21	17.59	-	28.88	505	—	1.15	-	2.29	0.55	-	1.71
2022	32	17.50	-	28.40	689	—	1.15	-	2.29	(7.11)	-	(6.04)
2021	26	19.00	-	30.22	647	—	1.15	-	2.24	-7.11	-	-6.08
2020	29	20.45	-	32.18	761	8.38	1.15	-	2.24	(7.39)	-	(6.36)

Templeton Growth VIP Fund - Class 2
2024	11	18.55	-	29.95	294	0.98	1.15	-	1.85	3.45	-	4.19
2023	12	17.93	-	28.74	309	3.31	1.15	-	1.85	18.79	-	19.63
2022	13	15.10	-	24.03	281	0.15	1.15	-	1.85	(13.13)	-	(12.51)
2021	13	17.38	-	27.46	344	1.10	1.15	-	1.85	2.94	-	3.67
2020	15	16.88	-	26.49	376	2.92	1.15	-	1.85	3.85	-	4.59

(1) Subaccount became available for investment prior to 2024 but had no activity until 2024.